                                                      Registration Nos. 2-98326
                                                                      811-04323
================================================================================

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]

               Pre-Effective Amendment No. ____
                                                                [_]

                Post-Effective Amendment No. 72
                                                                [X]

                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                [_]

                       Amendment No. 73
                                                                [X]
               (Check appropriate box or boxes.)

                             NATIXIS FUNDS TRUST I
              (Exact Name of Registrant as Specified in Charter)

                399 Boylston Street,             02116
               Boston, Massachusetts
               (Address of principal           (Zip Code)
                 executive offices)

       Registrant's Telephone Number, including Area Code (617) 449-2810

                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                                   Copy to:

                              John M. Loder, Esq.
                                 Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

[_]immediately upon filing pursuant to paragraph (b)

[X]on February 1, 2008 pursuant to paragraph (b)

[_]60 days after filing pursuant to paragraph (a)(1)

[_]on (date) pursuant to paragraph (a)(1)

[_]75 days after filing pursuant to paragraph (a)(2)

[_]on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          [LOGO] NATIXIS
                                   FUNDS

WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Fund Fees & Expenses..... Page 23

More About Risk.......... Page 27

Management Team.......... Page 29

Fund Services............ Page 33

Financial Performance.... Page 52



  Natixis Income and Tax-Free Income Funds

[LOGO]
LOOMIS SAYLES CORE PLUS BOND FUND

LOOMIS SAYLES HIGH INCOME FUND


LOOMIS SAYLES INTERNATIONAL BOND FUND


LOOMIS SAYLES INVESTMENT GRADE BOND FUND

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND

LOOMIS SAYLES MUNICIPAL INCOME FUND
                                                                     PROSPECTUS

                                                               FEBRUARY 1, 2008

The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds

P.O. Box 219579
Kansas City, MO 64121-9579
800-225-5478

www.funds.natixis.com

TABLE OF CONTENTS





GOALS, STRATEGIES & RISKS
Loomis Sayles Core Plus Bond Fund..................... 2
Loomis Sayles High Income Fund........................ 5
Loomis Sayles International Bond Fund................. 8
Loomis Sayles Investment Grade Bond Fund............. 10
Loomis Sayles Limited Term Government and Agency Fund 14
Loomis Sayles Massachusetts Tax Free Income Fund..... 17
Loomis Sayles Municipal Income Fund.................. 20
FUND FEES & EXPENSES
Fund Fees & Expenses................................. 23
MORE ABOUT RISK
More About Risk...................................... 27
MANAGEMENT TEAM
Meet the Funds' Investment Adviser................... 29
Meet the Funds' Portfolio Managers................... 31
FUND SERVICES
Investing in the Funds............................... 33
How Sales Charges Are Calculated..................... 34
Compensation to Securities Dealers................... 37
It's Easy to Open an Account......................... 38
Buying Shares........................................ 40
Selling Shares....................................... 41
Selling Shares in Writing............................ 43
Exchanging Shares.................................... 43
Restrictions on Buying, Selling and Exchanging Shares 44
How Fund Shares Are Priced........................... 47
Dividends and Distributions.......................... 48
Tax Consequences..................................... 48
Additional Investor Services......................... 51
FINANCIAL PERFORMANCE
Financial Performance................................ 52
GLOSSARY OF TERMS
Glossary of Terms.................................... 60


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Funds, please refer to the section "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                    [GRAPHIC]



Goals, Strategies & Risks

LOOMIS SAYLES CORE PLUS BOND FUND


ADVISER:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
MANAGERS: Peter W. Palfrey and Richard G. Raczkowski
CATEGORY: Corporate Income


TICKER SYMBOL: CLASS A CLASS B CLASS C
               -----------------------
               NEFRX   NERBX   NECRX




 INVESTMENT GOAL

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

 PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds, which include U.S. government sponsored agency debenture and pass-through securities among other things. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bond investments. The term "bond investments" includes debt securities of any maturity. In accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund normally will invest at least 80% of its assets in investment-grade securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles), including cash and cash equivalent securities, and will generally maintain an effective duration of +/- 2 years relative to the Lehman Aggregate Bond Index. Duration is an approximate measure of the sensitivity of a fixed income security to interest rate risk. Securities with higher durations are generally more sensitive to this risk. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would generally decline about 5%. If rates decrease by a percentage point, such fund's share price would generally rise about 5%. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment grade (commonly known as "junk bonds"). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major ratings agencies have rated the securities in on of its top four ratings categories) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality.
Loomis Sayles follows a total return-oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:
..  Fixed charge coverage
..  The relationship between cash flows and debt service obligations


..  The experience and perceived strength of management
..  Price responsiveness of the security to interest rate changes
..  Earnings prospects
..  Debt as a percentage of assets
..  Borrowing requirements, debt maturity schedules and liquidation value

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's financial outlook is solid. This may create an opportunity for higher returns.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are generally diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

The Fund may also:

.. Invest in Rule 144A securities and structured notes.
.. Invest in foreign securities, including those in emerging markets, and related currency transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
.. Invest in futures.
.. Invest in mortgage-related securities, including mortgage dollar rolls.


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2

As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


 PRINCIPAL INVESTMENT RISKS


The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.
DERIVATIVE SECURITIES RISK: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk.
FIXED-INCOME SECURITIES RISK: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

FOREIGN SECURITIES RISK: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.
MANAGEMENT RISK: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.
MORTGAGE-RELATED SECURITIES RISK: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. A dollar roll involves potential risks of loss in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


For additional information, see the section "More About Risk."

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                                                                             3

 EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund's current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Classes B and C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                    [CHART]

(total return)

 1998    1999    2000    2001    2002    2003    2004    2005    2006    2007  (up triangle) Highest Quarterly Return: Fourth
------  ------  ------  ------  ------  ------  ------  ------  ------  ------               Quarter 2002, up 3.84%
 8.01%  -0.34%   7.39%   7.24%   2.84%   8.49%   5.10%   1.10%   5.34%   6.06% (down triangle) Lowest Quarterly Return: Second
                                                                                               Quarter 2004, down 2.83%



The table below shows how the average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations. The returns are also compared to the Lehman U.S. Credit Index, an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, U.S. investment-grade corporate debt and foreign debentures that meet specified maturity, liquidity and quality requirements. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.
Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Aggregate Bond Index and Lehman U.S. Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2007)                       PAST 1 YEAR PAST 5 YEARS PAST 10 YEARS
LOOMIS SAYLES CORE PLUS BOND FUND
Class A - Return Before Taxes                                      1.30%       4.23%         4.60%
   Return After Taxes on Distributions*                           -0.52%       2.45%         2.37%
   Return After Taxes on Distributions & Sales of Fund Shares*     0.81%       2.56%         2.52%
Class B - Return Before Taxes                                      0.37%       4.09%         4.32%
Class C - Return Before Taxes                                      4.22%       4.40%         4.30%
Lehman Aggregate Bond Index**                                      6.97%       4.42%         5.97%
Lehman U.S. Credit Index**                                         5.11%       4.84%         6.05%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

** The returns of each index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section "Fund Fees & Expenses."



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                                    [GRAPHIC]



Goals, Strategies & Risks

LOOMIS SAYLES HIGH INCOME FUND


ADVISER:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
MANAGERS: Matthew J. Eagan, Kathleen C. Gaffney and
             Elaine M. Stokes
CATEGORY: Corporate Income


TICKER SYMBOL: CLASS A CLASS B CLASS C
               -----------------------
               NEFHX   NEHBX   NEHCX




 INVESTMENT GOAL

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return. The Fund's investment goal may be changed without shareholder approval.

 PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities (commonly known as "junk bonds"). Junk bonds are generally rated below investment grade quality. To be considered below investment grade quality, none of the three major ratings agencies (Moody's Investors Services, Inc. ("Moody's"), Standard Poor's Ratings Group ("Standard & Poor's") and Fitch Investor Services, Inc. ("Fitch")) must have rated the securities in one of its top four rating categories or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. The Fund will normally invest at least 65% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets and related currency hedging transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as the following:

..  Issuer debt and debt maturity schedules
..  Earnings prospects
..  Responsiveness to changes in interest rates
..  Experience and perceived strength of management
..  Borrowing requirements and liquidation value
..  Market price in relation to cash flow, interest and dividends

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

.. Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.


.. Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.
.. Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.
.. Loomis Sayles seeks to diversify the Fund's holdings to reduce the inherent risk in lower-quality fixed-income securities.

The Fund may also:

.. Invest in structured notes, zero-coupon, pay-in-kind and Rule 144A securities. .. Invest in derivative securities, including futures.
As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


 PRINCIPAL INVESTMENT RISKS


The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.
DERIVATIVE SECURITIES RISK: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or


--------------------------------------------------------------------------------
                                                                             5
  that suitable transactions will be available. Even a small investment in derivatives (which may include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk.
FIXED-INCOME SECURITIES RISK: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.


FOREIGN SECURITIES RISK: Foreign securities are subject to foreign currency fluctuations, generally higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.
MANAGEMENT RISK: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.


For additional information, see the section "More About Risk."



 EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Classes B and C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                    [CHART]

(total return+)

 1998    1999    2000    2001    2002    2003    2004    2005    2006    2007  (up triangle) Highest Quarterly Return: Second
------  ------  ------  ------  ------  ------  ------  ------  ------  ------               Quarter 2003, up 9.95%
-1.70%   4.00% -16.09% -10.65%  -8.86%  27.91%  10.35%   5.04%  13.86%   1.98% (down triangle) Lowest Quarterly Return: Fourth
                                                                                               Quarter 2000, down 11.32%




+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

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6

The table below shows how the average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year, ten-year and since Class C inception periods compare to those of the Lehman High Yield Composite Index, an unmanaged, market-weighted index of fixed-rate, non-investment-grade debt. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




                                                                                                       SINCE CLASS C
AVERAGE ANNUAL TOTAL RETURNS +                                                                           INCEPTION
(for the periods ended December 31, 2007)                       PAST 1 YEAR PAST 5 YEARS PAST 10 YEARS   (3/2/98)
LOOMIS SAYLES HIGH INCOME FUND
Class A - Return Before Taxes                                     -2.66%       10.47%        1.39%            --
   Return After Taxes on Distributions*                           -4.92%        7.81%       -1.86%            --
   Return After Taxes on Distributions & Sales of Fund Shares*    -1.69%        7.45%       -0.86%            --
Class B - Return Before Taxes                                     -3.55%       10.40%        1.12%            --
Class C - Return Before Taxes                                      0.27%       10.63%           --         0.97%
Lehman High Yield Composite Index**                                1.87%       10.90%        5.51%         5.30%

+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

** The returns of the index do not reflect a deduction for fees, expenses or taxes. The returns for the index are calculated from April 1, 1998 for Class C shares.

For information about Fund expenses, see the section "Fund Fees & Expenses."



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                                                                             7

                                    [GRAPHIC]



Goals, Strategies & Risks

LOOMIS SAYLES INTERNATIONAL BOND FUND




ADVISER:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
MANAGERS: Kenneth M. Buntrock, David W. Rolley and
             Lynda L. Schweitzer
CATEGORY: Corporate Income



TICKER SYMBOL: CLASS A CLASS C
               ---------------
               LSIAX   LSICX



 INVESTMENT GOAL

The Fund seeks high total investment return through a combination of high current income and capital appreciation. The Fund's investment goal may be changed without shareholder approval.

 PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. In accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund is non-diversified, which means that it is not limited under the Investment Company Act of 1940 (the "1940 Act") to a percentage of assets that it may invest in any one issuer. The Fund invests primarily (at least 65% of its net assets) in fixed-income securities of issuers located outside the United States. Securities held by the Fund may be denominated in any currency and may be of issuers located in countries with emerging securities markets. The Fund invests primarily in investment-grade fixed-income securities (those rated BBB- or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are of comparable quality as determined by Loomis Sayles), although it may invest up to 35% of its assets in lower-quality fixed-income securities (commonly known as "junk bonds"). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major ratings agencies have rated the securities in one of its top four ratings categories) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or for hedging purposes.
In deciding which securities to buy and sell, Loomis Sayles may consider, among other things, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, currency considerations and Loomis Sayles' expectations regarding general trends in interest rates.


Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept currency risk. Loomis Sayles may hedge currency risk in certain instances, which may limit the Fund's gains from foreign currency movements.
The fixed-income securities in which the Fund may invest include public or private debt obligations issued or guaranteed by U.S. or non-U.S. issuers, including, but not limited to, corporations, governments (including their agencies, instrumentalities and sponsored entities), supranational entities, partnerships and trusts. The Fund may also invest in preferred stocks, convertible securities, when-issued securities, Rule 144A securities, mortgage- or asset-backed securities and zero-coupon securities issued by any of the above-named entities.
The Fund may also:
.. Invest in inflation- and index-linked securities, senior loans and structured notes.
.. Invest in common stocks. The Fund's investment in common stocks will be limited to shares acquired as a result of a financial restructuring, bankruptcy or similar transaction or from an exchange or conversion of a permissible security held in the portfolio.
.. Invest in derivatives, including options, futures and options on futures, forward contracts and swap contracts.
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.
As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


--------------------------------------------------------------------------------
8

 PRINCIPAL INVESTMENT RISKS




The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.
CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., none of the three major rating agencies (Moody's, Standard & Poor's and Fitch) has rated the security in one of its top four rating categories, or the security is unrated but judged to be of comparable quality by the Fund's adviser), are subject to greater credit risk than funds that do not invest in such securities.
CURRENCY RISK: The risk that fluctuations in the exchange rates between the
  U.S. dollar and foreign currencies may negatively affect an investment. DERIVATIVE SECURITIES RISK: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk.
FIXED-INCOME SECURITIES RISK: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. Lower-quality fixed-income securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Structured notes may be more illiquid than other fixed-income securities.
FOREIGN SECURITIES RISK: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.
INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.
MANAGEMENT RISK: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.
MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related and asset-backed securities are subject to prepayment risks, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities.

For additional information, see the section "More About Risk."


 EVALUATING THE FUND'S PAST PERFORMANCE

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.


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                                                                             9

                                    [GRAPHIC]




Goals, Strategies & Risks

LOOMIS SAYLES INVESTMENT GRADE BOND FUND


ADVISER:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
MANAGERS: Matthew J. Eagan, Daniel J. Fuss, Kathleen C.
             Gaffney, Steven Kaseta and Elaine M. Stokes
CATEGORY: Corporate Income


TICKER SYMBOL: CLASS A CLASS B CLASS C
               -----------------------
               LIGRX   LGBBX   LGBCX




 INVESTMENT GOAL

The Fund seeks high total investment return through a combination of current income and capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade fixed-income securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles). In accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Although the Fund invests primarily in investment-grade fixed-income securities, it may invest up to 10% of its assets in lower-quality fixed-income securities (also known as "junk bonds"). The Fund may invest in fixed-income securities of any maturity. The Fund will not invest in equity securities of any kind or make any equity investment.
In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.
Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).
The Fund may also:

.. Invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).
.. Invest in corporate securities, U.S. Government securities, and commercial paper.
.. Invest in zero -coupon securities, mortgage-backed securities including mortgage dollar rolls, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, and convertible securities.
.. Engage in foreign currency hedging transactions, repurchase agreements, swap transactions and securities lending. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
.. Invest in Rule 144A securities and structured notes.
As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


 PRINCIPAL INVESTMENT RISKS


The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.
DERIVATIVE SECURITIES RISK: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivatives are also subject to credit risk and liquidity risk.


--------------------------------------------------------------------------------
10

FIXED-INCOME SECURITIES RISK: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

FOREIGN SECURITIES RISK: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

NON-U.S. SHAREHOLDER RISK: A significant majority of Class J shares are held by customers of a limited number of Japanese brokerage firms. Economic, regulatory, political or other developments affecting Japanese investors or brokerage firms, including decisions to invest in investment products other than the Fund, could result in a substantial number of redemptions within a relatively limited period of time. If such redemptions were to occur, the Fund would likely be required to dispose of securities that the Fund's adviser would otherwise prefer to hold, which would result in costs to the Fund and its shareholders such as increased brokerage commissions and other transaction costs, market impact costs and taxes on realized gains. In addition, the decreased size of the Fund would likely cause its total expense ratio to increase.

MANAGEMENT RISK: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

MORTGAGE-RELATED SECURITIES RISK: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. A dollar roll involves potential risks of loss in addition to those related to securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


For additional information, see the section "More About Risk."

--------------------------------------------------------------------------------
                                                                             11

 EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Classes B and C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                    [CHART]

(total return+)

 1998    1999    2000    2001    2002    2003    2004    2005    2006    2007  (up triangle) Highest Quarterly Return: Second
------  ------  ------  ------  ------  ------  ------  ------  ------  ------               Quarter 2003, up 9.08%
 2.96%   3.65%  10.97%   5.65%  10.60%  19.33%   9.45%   2.06%   7.73%   9.57% (down triangle) Lowest Quarterly Return: Second
                                                                                               Quarter 2004, down 3.99%




+ The returns shown for the periods prior to September 15, 2003 reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect expenses of Class A shares. During the period from December 18, 2000 to January 31, 2002 (during which time Retail Class shares were not outstanding), performance shown for Class A shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher expenses paid by Class A shares. The restatement of the Fund's performance to reflect Class A expenses is based on the net expenses of Class A shares after taking into effect the Fund's expense cap arrangements at the time of the conversion.

--------------------------------------------------------------------------------
12

The table below shows how the average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for an Class A) for the one-year, five-year and ten-year periods compare to those of the Lehman U.S. Government/Credit Index, an unmanaged index of publicly traded bonds, including U.S. government bonds, U.S. Treasury securities and corporate bonds. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Lehman U.S. Government/Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




AVERAGE ANNUAL TOTAL RETURNS+
(for the periods ended December 31, 2007)                       PAST 1 YEAR PAST 5 YEARS PAST 10 YEARS
LOOMIS SAYLES INVESTMENT GRADE BOND FUND
Class A - Return Before Taxes                                      4.67%       8.48%         7.59%
   Return After Taxes on Distributions*                            2.77%       6.11%         5.09%
   Return After Taxes on Distributions & Sales of Fund Shares*     2.99%       5.94%         4.99%
Class B - Returns Before Taxes                                     3.57%       8.28%         7.15%
Class C - Returns Before Taxes                                     7.78%       8.61%         7.17%
Lehman U.S. Government/Credit Index**                              7.23%       4.44%         6.01%


+ The returns shown for the periods prior to September 15, 2003 reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect expenses and sales loads of Class A shares. During the period from December 18, 2000 to January 31, 2002 (during which time Retail Class shares were not outstanding), performance shown for Class A shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher expenses and sales loads paid by Class A shares. Class B and Class C shares have been based on prior Institutional Class performance, restated to reflect the expenses and sales loads of the Fund's Class B and Class C shares, respectively. The restatement of the Fund's performance to reflect Class A, Class B, and Class C expenses is based on the net expenses of these classes after taking into effect the Fund's expense cap arrangements at the time of the conversion.
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

** The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section "Fund Fees & Expenses."

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                                                                             13

                                    [GRAPHIC]



Goals, Strategies & Risks
LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

ADVISER:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
MANAGERS: John Hyll and Clifton V. Rowe
CATEGORY: Government Income


TICKER SYMBOL: CLASS A CLASS B CLASS C
               -----------------------
               NEFLX   NELBX   NECLX




 INVESTMENT GOAL

The Fund seeks a high current return consistent with preservation of capital. The Fund's investment goal may be changed without shareholder approval.

 PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. In accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Loomis Sayles follows a total return-oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although not all securities selected will have these characteristics and Loomis Sayles may look for other characteristics if market conditions change:

..  Average credit rating of "AAA" by Standard & Poor's Ratings Group ("S&P") or
   Fitch Investor Services, Inc. ("Fitch"), or "Aaa" by Moody's Investors Service, Inc. ("Moody's").
..  Effective duration range of two to four years.

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.
.. The analysts also conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.


.. Loomis Sayles seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

The Fund may also:

.. Invest in investment-grade corporate notes and bonds (those rated BBB or higher by S&P or Fitch, or Baa or higher by Moody's).
.. Invest in zero-coupon bonds, Rule 144A securities and structured notes.
.. Invest in foreign bonds denominated in U.S. dollars and related foreign currency transactions.
.. Invest in asset-backed securities (if rated AAA by S&P or Fitch or Aaa by
  Moody's).
.. Invest in mortgage-related and asset-backed securities, including mortgage dollar rolls.
.. Invest in futures.
As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


 PRINCIPAL INVESTMENT RISKS


The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

AGENCY SECURITIES RISK: Agency securities are subject to security risk.
  Agencies of the U.S. government are guaranteed as to the payment of principal and interest of the relevant entity but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. Please see the SAI for details.

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14

DERIVATIVE SECURITIES RISK: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk.

FIXED-INCOME SECURITIES RISK: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.
FOREIGN SECURITIES RISK: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risk are also associated with foreign securities. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.
MANAGEMENT RISK: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.
MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related and asset-backed securities are subject to prepayment risks, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. A dollar roll involves potential risk of loss in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


For additional information, see the section "More About Risk."

 EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund's current adviser assumed that function on September 1, 2003. Prior to that, it served as subadviser to the Fund, a role it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Classes B and C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                    [CHART]

(total return+)
                                                                               (up triangle) Highest Quarterly Return: Third
 1998    1999    2000    2001    2002    2003    2004    2005    2006    2007                Quarter 1998, up 4.63%
------  ------  ------  ------  ------  ------  ------  ------  ------  ------ (down triangle) Lowest Quarterly Return: Second
 6.46%  -0.67%   8.34%   6.86%   8.18%   1.50%   2.00%   1.18%   3.80%   5.23%                 Quarter 2004, down 1.76%




+ The returns shown for periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

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                                                                             15

The table below shows how the average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Lehman 1-5 Year Government Bond Index, an unmanaged, market-weighted index of bonds issued by the U.S. government and its agencies with maturities between one and five years. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares.
Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman 1-5 Year Government Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




AVERAGE ANNUAL TOTAL RETURNS+
(for the periods ended December 31, 2007)                       PAST 1 YEAR PAST 5 YEARS PAST 10 YEARS
LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
Class A - Return Before Taxes                                      2.08%       2.11%         3.93%
   Return After Taxes on Distributions*                            0.46%       0.74%         2.12%
   Return After Taxes on Distributions & Sales of Fund Shares*     1.32%       0.99%         2.23%
Class B - Return Before Taxes                                     -0.64%       1.62%         3.53%
Class C - Return Before Taxes                                      3.45%       1.99%         3.53%
Lehman 1-5 Year Government Bond Index**                            7.82%       3.38%         5.16%

+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

** The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section "Fund Fees & Expenses."

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16

                                    [GRAPHIC]



Goals, Strategies & Risks
LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND



ADVISER:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
MANAGERS: Martha A. Strom
CATEGORY: Tax Free Income


TICKER SYMBOL: CLASS A CLASS B
               ---------------
               NEFMX   NEMBX

 INVESTMENT GOAL

The Fund seeks to maintain a high level of current income exempt from federal and Massachusetts personal income taxes. The Fund's investment goal may be changed without shareholder approval.

 PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund typically invests in a mix of Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams. The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investments the income of which is exempt from federal and Massachusetts income tax (which may include securities of issuers located outside of Massachusetts so long as the income of such securities is exempt from federal and Massachusetts income tax). The Fund will not change such policy without shareholder approval. Additionally, at least 85% of the Fund's assets will consist of investment grade securities (those rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or securities that are non-rated but are considered to be of comparable quality by Loomis Sayles).

To achieve this goal, the Fund maintains policies that provide that (1) at least 90% of its net assets are invested in debt obligations on which the interest is exempt from federal income tax (other than the alternative minimum tax ("AMT")) and Massachusetts personal income tax ("Massachusetts Tax-Exempt Securities") and (2) not more than 20% of its assets are invested in securities on which the interest is subject to AMT for individuals.
Loomis Sayles follows a conservative total return-oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, and attempts to construct a portfolio with the following characteristics:

.. Average credit rating of A (as rated by S&P, Fitch or Moody's) .. Average maturity of between 15 and 25 years

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

.. The Fund's portfolio managers work closely with municipal bond analysts to develop an outlook on the economy from research provided by various Wall Street firms as well as specific forecasting services.
.. The analysts also conduct a thorough review of individual securities to identify what they consider attractive values in the Fund's investment universe. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. The Fund's portfolio managers and analysts then perform a careful and continuous credit analysis to identify the range of the credit quality spectrum they believe most likely to provide the Fund with the highest level of tax free income consistent with overall credit quality.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The portfolio managers primarily invest in general obligation bonds and revenue bonds issued by the Massachusetts state government and its agencies.

The Fund may also:

.. Invest up to 15% of its assets in lower-quality bonds (i.e., none of the major rating agencies (S&P, Fitch and Moody's) have rated the securities in one of its top four rating categories or, if the security is unrated, determined by Loomis Sayles to be of comparable quality).
.. Invest in futures.
.. Invest in zero-coupon bonds, Rule 144A securities and structured notes.
As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


--------------------------------------------------------------------------------
                                                                             17

 PRINCIPAL INVESTMENT RISKS



The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.
DERIVATIVE SECURITIES RISK: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk.

FIXED-INCOME SECURITIES RISK: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly referred to as "junk bonds") and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.
MANAGEMENT RISK: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

NON-DIVERSIFICATION RISK: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

STATE SPECIFIC RISK: Weakness in the local or national economy and other economic or regulatory events impacting Massachusetts generally could adversely affect the credit ratings and creditworthiness of Massachusetts municipal securities in which the Fund invests and the ability of issuers to make principal and interest payments.

For additional information, see the section "More About Risk."

--------------------------------------------------------------------------------
18

 EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund's current adviser assumed that function on September 1, 2003. Prior to that, it served as the subadviser to the Fund, a role it assumed in June 2001. This chart and table reflect results achieved by a previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Class B shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                    [CHART]

(total return)

 1998    1999    2000    2001    2002    2003    2004    2005    2006    2007  (up triangle) Highest Quarterly Return: Third
------  ------  ------  ------  ------  ------  ------  ------  ------  ------               Quarter 2002, up 4.82%
 4.92%  -4.12%   9.27%   3.21%   8.12%   5.04%   4.16%   3.37%   4.60%   1.23% (down triangle) Lowest Quarterly Return: Second
                                                                                               Quarter 2004, down 3.00%




The table below shows how the average annual total returns for Class A and Class B shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Lehman Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.
Class A returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2007)                       PAST 1 YEAR PAST 5 YEARS PAST 10 YEARS
LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
Class A - Return Before Taxes                                     -3.07%       2.77%         3.47%
   Return After Taxes on Distributions*                           -3.09%       2.76%         3.44%
   Return After Taxes on Distributions & Sales of Fund Shares*    -0.70%       2.91%         3.55%
Class B - Return Before Taxes                                     -4.40%       2.57%         3.21%
Lehman Municipal Bond Index**                                      3.36%       4.30%         5.18%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other class of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

** The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

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                                                                             19

                                    [GRAPHIC]



Goals, Strategies & Risks

LOOMIS SAYLES MUNICIPAL INCOME FUND



ADVISER:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
MANAGER:  Martha A. Strom
CATEGORY: Tax Free Income



TICKER SYMBOL: CLASS A CLASS B
               ---------------
               NEFTX   NETBX




 INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Fund invests primarily in debt securities of municipal issuers ("municipal securities"), which pay interest that is exempt from regular federal income tax but may be subject to the federal alternative minimum tax.

 PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in municipal investments, the income from which is exempt from federal income tax (other than the alternative minimum tax). The Fund will not change such policy without shareholder approval. The Fund may invest not more than 20% of its net assets in debt obligations on which the interest is subject to the alternative minimum tax for individuals. It will invest at least 85% of its assets in investment-grade fixed-income securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P") Fitch Investor Services, Inc. ("Fitch"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or are non-rated but are considered to be of comparable quality by Loomis Sayles), and the other 15% may be invested in lower-quality fixed-income securities (commonly known as "junk bonds"). Junk bonds are generally rated below investment grade quality. To be considered below investment grade quality none of the three major ratings agencies (S&P, Fitch and Moody's) rated the securities in its top four rating categories or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. The Fund's portfolio managers will generally shift assets among investment-grade bonds depending on economic conditions and outlook in order to increase appreciation potential.

Loomis Sayles follows a total return-oriented investment approach in selecting securities for the Fund. It takes into account economic conditions and market conditions as well as issuer-specific data, such as:

..  Revenue projections and spending requirements/forecasts
..  Earnings prospects and cash flow
..  Debt as a percentage of assets and cash flow
..  Borrowing requirements, debt maturity schedules and reserve requirements


..  The relationship between cash flows and dividend obligations
..  Price responsiveness of the security to interest rate changes

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.
.. The analysts also conduct a thorough review of individual securities to identify what they consider attractive values in the municipal marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. The Fund's portfolio managers and analysts then perform a careful and continuous credit analysis to identify the range of the credit quality spectrum they believe most likely to provide the Fund with the highest level of tax-free income consistent with overall quality.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The portfolio managers primarily invest in general obligation bonds and revenue bonds nationwide and across a variety of municipal sectors. This use of multi-state and multi-sector diversification helps provide increased protection against local economic downturns or bond rating downgrades.

The Fund may also:

.. Invest in "private activity" bonds, which may subject a shareholder to an alternative minimum tax.
.. Invest in futures.
.. Invest in zero-coupon bonds, Rule 144A securities and structured notes.
As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


--------------------------------------------------------------------------------
20

 PRINCIPAL INVESTMENT RISKS



The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.
DERIVATIVE SECURITIES RISK: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk.
FIXED-INCOME SECURITIES RISK: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

MANAGEMENT RISK: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.
MUNICIPAL SECURITIES RISK: Weakness in the local or national economy and other economic or regulatory events impacting municipal issuers generally could adversely affect the credit ratings and creditworthiness of the issuers of the municipal securities in which the Fund invests and the ability of issuers to make principal and interest payments.

For additional information, see the section "More About Risk."

 EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


The Fund's current adviser assumed that function on September 1, 2003. Prior to that, it served as the subadviser to the Fund, a role it assumed in June 2001. This chart and table reflect results achieved by a previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown.


The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Class B shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                    [CHART]

(total return+)

 1998    1999    2000    2001    2002    2003    2004    2005    2006    2007  (up triangle) Highest Quarterly Return: Third
------  ------  ------  ------  ------  ------  ------  ------  ------  ------               Quarter 2006, up 3.85%
 5.73%  -2.38%   8.76%   3.00%   7.31%   4.63%   4.35%   3.36%   5.29%   0.13% (down triangle) Lowest Quarterly Return: Second
                                                                                               Quarter 2004, down 2.62%




+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Municipal Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

--------------------------------------------------------------------------------
                                                                             21

The table below shows how the average annual total returns for Class A and Class B shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Lehman Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.
Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



AVERAGE ANNUAL TOTAL RETURNS+
(for the periods ended December 31, 2007)                       PAST 1 YEAR PAST 5 YEARS PAST 10 YEARS
LOOMIS SAYLES MUNICIPAL INCOME FUND
Class A - Before Taxes                                            -4.32%       2.59%         3.49%
   Return After Taxes on Distributions*                           -4.45%       2.53%         3.45%
   Return After Taxes on Distributions & Sales of Fund Shares*    -1.45%       2.75%         3.59%
Class B - Return Before Taxes                                     -5.40%       2.42%         3.13%
Lehman Municipal Bond Index**                                      3.36%       4.30%         5.18%

+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Municipal Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other class of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

** The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about the Fund's expenses, see the section "Fund Fees &
Expenses."



--------------------------------------------------------------------------------
22

                                    [GRAPHIC]




FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

 SHAREHOLDER FEES

(fees paid directly from your investment)


                                                         ALL FUNDS EXCEPT
                                                    LIMITED TERM GOVERNMENT AND AGENCY
                                                    FUND AND MASSACHUSETTS TAX FREE
                                                           INCOME FUND
                                                     CLASS A      CLASS B    CLASS C
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)(1)(2)          4.50%        None       None
Maximum deferred sales charge (load) (as a
   percentage of original purchase price or
   redemption proceeds, as applicable)(2)              (3)         5.00%      1.00%
Redemption fees (Loomis Sayles Core Plus Bond Fund,   2% of
   Loomis Sayles High Income Fund and Loomis        redemption
   Sayles International Bond Fund only)             proceeds+*     None*      None*
Redemption fees (all other Funds in the Prospectus)      None*     None*      None*
                                                    LIMITED TERM GOVERNMENT AND        MASSACHUSETTS TAX
                                                           AGENCY FUND                 FREE INCOME FUND
                                                     CLASS A      CLASS B    CLASS C   CLASS A  CLASS B
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)(1)(2)          3.00%        None       None      4.25%    None
Maximum deferred sales charge (load) (as a
   percentage of original purchase price or
   redemption proceeds,
   as applicable)(2)                                   (3)         5.00%      1.00%      (3)     5.00%
Redemption fees                                       None*        None*      None*     None*    None*


+ Will be charged on redemptions and exchanges of shares held for 60 days or less. For more information, see the section "Redemption Fees."

(1) A reduced sales charge on Class A shares applies in some cases. See the sub-section "How Sales Charges Are Calculated" within the section "Fund Services."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section "How Sales Charges Are Calculated" within the section "Fund Services."


* Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 overnight delivery. These fees are subject to change.


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                                                                             23

                                    [GRAPHIC]




FUND FEES & EXPENSES (CONTINUED)


 ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


                                                CORE PLUS BOND                  HIGH INCOME          INTERNATIONAL BOND
                                                    FUND/1/                       FUND/2/                  FUND/3/
                                         CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS C
Management fees                           0.43%     0.43%     0.43%     0.60%     0.60%     0.60%     0.60%     0.60%
Distribution and/or service (12b-1) fees  0.25%     1.00%*    1.00%*    0.25%     1.00%*    1.00%*    0.25%     1.00%*
Other expenses                            0.41%     0.42%     0.39%     0.58%**   0.58%**   0.57%**   0.30%+    0.30%+
Total annual fund operating expenses      1.09%     1.85%     1.82%     1.43%     2.18%     2.17%     1.15%     1.90%
Less : Fee Reduction and/or expense
   reimbursement                          0.19%***  0.20%***  0.17%***  0.28%     0.28%     0.27%     0.05%     0.05%
Net Expenses                              0.90%***  1.65%***  1.65%***  1.15%     1.90%     1.90%     1.10%     1.85%
                                               INVESTMENT GRADE           LIMITED TERM GOVERNMENT     MASSACHUSETTS TAX
                                                 BOND FUND/4/               AND AGENCY FUND/5/       FREE INCOME FUND/6/
                                         CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B
Management fees                           0.40%     0.40%     0.40%     0.50%     0.50%     0.50%     0.60%     0.60%
Distribution and/or service (12b-1) fees  0.25%     1.00%*    1.00%*    0.25%     1.00%*    1.00%*    0.25%     1.00%*
Other expenses                            0.18%     0.31%     0.17%     0.35%     0.35%     0.35%     0.31%     0.31%
Total annual fund operating expenses      0.83%     1.71%     1.57%     1.10%     1.85%     1.85%     1.16%     1.91%
Less: Fee Reduction and/or expense
   reimbursement                          0.00%     0.01%     0.00%     0.20%***  0.20%***  0.20%***  0.26%***  0.26%***
Net Expenses                              0.83%     1.70%     1.57%     0.90%***  1.65%***  1.65%***  0.90%***  1.65%***




                                         MUNICIPAL INCOME FUND/7/
                                         CLASS A      CLASS B
Management fees                           0.50%        0.50%
Distribution and/or service (12b-1) fees  0.25%        1.00%*
Other expenses                            0.28%        0.28%
Total annual fund operating expenses      1.03%        1.78%
Less: Fee Reduction and/or expense
   reimbursement                          0.13%***     0.13%***
Net Expenses                              0.90%***     1.65%***


* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority ("FINRA").
** Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles ("Acquired Fund Fees and Expenses") of less than 0.01% of the Fund's average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
*** Fee Reduction and/or Expense Reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.
+ "Other Expenses" are based on estimated amounts for the current fiscal year. 1 Loomis Sayles and Natixis Asset Management Advisors, L.P. ("Natixis
   Advisors")(formerly, IXIS Asset Management Advisors, L.P.), the Fund's advisory administrator, have given a binding contractual undertaking to the Loomis Sayles Core Plus Bond Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.90%, 1.65% and 1.65% annually of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
2 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles High Income Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.15%, 1.90% and 1.90% annually of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
3 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles International Bond Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.10% and 1.85% annually of the Fund's average daily net assets for Classes A and C shares, respectively. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.


--------------------------------------------------------------------------------
24

                                    [GRAPHIC]




FUND FEES & EXPENSES (CONTINUED)

 ANNUAL FUND OPERATING EXPENSES - CONTINUED


4 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Investment Grade Bond Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.95%, 1.70% and 1.70% annually of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through January 31, 2009, and is reevaluated on an annual basis. Without this undertaking, expenses for Class B shares would have been higher.
5 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Limited Term Government and Agency Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.90%, 1.65% and 1.65% annually of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through January 31, 2009, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
6 Loomis Sayles and Natixis Advisors, the Fund's advisory administrator, have given a binding contractual undertaking to the Loomis Sayles Massachusetts Tax Free Income Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.90% and 1.65% annually of the Fund's average daily net assets for Class A and Class
   B shares, respectively. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
7 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Municipal Income Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.90% and 1.65% annually of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking is in effect through January 31, 2009, and is reevaluated on an annual basis. Without this undertaking expenses would have been higher.

Loomis Sayles (or Loomis Sayles and Natixis Advisors, in the case of Loomis Sayles Core Plus Bond Fund and Loomis Sayles Massachusetts Tax Free Income
Fund) will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a Fund's expenses in later periods fall below the annual rates set forth in the relevant undertaking. A Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fees and expenses were deferred.


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                                                                             25

                                    [GRAPHIC]




FUND FEES & EXPENSES (CONTINUED)


 EXAMPLE

This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that:

.. You invest $10,000 in a Fund for the time periods indicated;
.. Your investment has a 5% return each year;
.. The Fund's operating expenses remain the same; and .. All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                 CORE PLUS BOND FUND              HIGH INCOME FUND
           CLASS A   CLASS B     CLASS C   CLASS A     CLASS B         CLASS C
                    (1)   (2)   (1)   (2)             (1)     (2)     (1)    (2)
1 year      $ 538  $ 668 $ 168 $ 268 $ 168  $ 562    $ 693   $ 193   $ 293  $ 193
3 years     $ 763  $ 862 $ 562 $ 556 $ 556  $ 856    $ 955   $ 655   $ 653  $ 653
5 years     $1006  $1182 $ 982 $ 969 $ 969  $1171    $1344   $1144   $1140  $1140
10 years**  $1703  $1954 $1954 $2123 $2123  $2063    $2301   $2301   $2482  $2482
             INVESTMENT GRADE BOND FUND    LIMITED TERM GOVERNMENT AND AGENCY FUND
           CLASS A   CLASS B     CLASS C   CLASS A     CLASS B         CLASS C
                    (1)   (2)   (1)   (2)             (1)     (2)     (1)    (2)
1 year      $ 531  $ 673 $ 173 $ 260 $ 160  $ 389    $ 668   $ 168   $ 268  $ 168
3 years     $ 703  $ 838 $ 538 $ 496 $ 496  $ 620    $ 862   $ 562   $ 562  $ 562
5 years     $ 890  $1127 $ 927 $ 855 $ 855  $ 869    $1182   $ 982   $ 982  $ 982
10 years**  $1429  $1785 $1785 $1867 $1867  $1583    $1956   $1956   $2153  $2153



           MASSACHUSETTS TAX FREE INCOME FUND MUNICIPAL INCOME FUND
           CLASS A        CLASS B             CLASS A     CLASS B
                         (1)        (2)                  (1)   (2)
1 year      $ 513       $ 668      $ 168       $ 538    $ 668 $ 168
3 years     $ 753       $ 875      $ 575       $ 751    $ 848 $ 548
5 years     $1012       $1207      $1007       $ 981    $1152 $ 952
10 years**  $1752       $2016      $2016       $1642    $1886 $1886



        INTERNATIONAL BOND FUND
        CLASS A    CLASS C
                  (1)    (2)
1 year   $557     $288   $188
3 years  $794     $592   $592

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.

* The examples do not reflect the sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The Examples for the Core Plus Bond Fund, High Income Fund, Investment Grade Bond Fund (Class B), Limited Term Government and Agency Fund, Massachusetts Tax Free Income Fund, Municipal Income Fund and International Bond Fund are based on the Net Expenses for the one-year period and on Total Annual Fund Operating Expenses for the remaining years. The Example for Investment Grade Bond Fund (Class A and C) is based on Total Annual Fund Operating Expenses for all periods.

** Class B shares automatically convert to Class A shares after 8 years;
   therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.


A "snapshot" of each Fund's investments may be found in the Funds' annual and semiannual reports. In addition, a list of each Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds' website at www.funds.natixis.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Funds' website at www.funds.natixis.com (click on "Fund Information," then "Our fund line-up," then the name of the Fund and scroll down to "Portfolio Highlights").


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MORE ABOUT RISK



Each Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.


Correlation Risk (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment-grade quality (i.e., below a rating of Baa by Moody's or below BBB by S&P or Fitch ), or that are unrated but judged to be of comparable quality by the Fund's adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk (Core Plus Bond, High Income, International Bond and Investment Grade Bond) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (Core Plus Bond, High Income and International Bond) The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.


Extension Risk (All Funds except Massachusetts Tax Free Income Fund and Municipal Income Fund) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.


Foreign Risk (All Funds except Massachusetts Tax Free Income Fund and Municipal Income Fund) The risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, a Fund that invests in foreign securities could lose its entire investment. When a Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.



High Yield Risk (Core Plus Bond, High Income, International Bond and Investment Grade Bond Funds) The risk associated with investing in lower quality fixed income securities (commonly known as "junk bonds") and unrated securities of similar quality, which may be subject to greater levels of interest rate, credit and liquidity risk than other securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce a Fund's ability to sell them.

Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable.


Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk (All Funds) The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. Structured notes may be considered derivative securities and may be subject to this type of risk.


Liquidity Risk (All Funds) The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. Liquidity issues could also make it difficult to value a Fund's securities. Liquidity issues may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.


Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

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Options, Futures, Swap Contracts and Other Derivatives Risks (All Funds, except Investment Grade Bond Fund for options and futures) A Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. These transactions are subject to changes in the underlying security or groups of securities, index or other currency instrument or rate on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk and can have a significant impact on a Fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes, including anticipatory hedging.


Political Risk (All Funds) The risk of losses directly attributable to government or political actions.

Prepayment Risk (All Funds except Massachusetts Tax Free Income Fund and Municipal Income Fund) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.


Small Capitalization Companies Risk (Core Plus Bond and High Income) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company securities.


State Specific Risk (Massachusetts Tax Free Income Fund) This is the risk that political, economic, regulatory and other factors may affect issuers of Massachusetts municipal securities, their ability to meet their obligations and the economic condition of the facility or specific revenue source from whose revenues payments of obligations may be made. The ability of state, county, or local governments or other issuers of such securities to meet their obligations will depend primarily on the availability of tax and other revenues to those entities. The amounts of tax and other revenues available to issuers of Massachusetts municipal securities may be affected from time to time by economic, political and demographic conditions that specifically impact Massachusetts. In addition, the value of the Fund's shares may fluctuate more widely than the value of shares of a more diversified fund which invests in a number of different states.

Valuation Risk (All Funds) The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold.

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Management Team

MEET THE FUNDS' INVESTMENT ADVISER



The Natixis Funds family (as defined below) currently includes 24 mutual funds. The Natixis Funds family had combined assets of $19.0 billion as of December 31, 2007. Natixis Funds are distributed through Natixis Distributors, L.P. (the "Distributor"). This Prospectus covers the Natixis Income and Tax -Free Income Funds (the "Funds" or each a "Fund"), which, along with the Natixis Equity Funds, Natixis Diversified Portfolios, Loomis Sayles Strategic Income Fund, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Value Fund, Natixis Cash Management Trust -- Money Market Series (the "Money Market Fund"), Westpeak 130/30 Growth Fund and Gateway Fund constitute the "Natixis Funds."

 ADVISER


LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Funds. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (formerly, IXIS Asset Management U.S. Group, L.P.; herein referred to as "Natixis US"), which is part of Natixis Global Asset Management (formerly IXIS Asset Management Group). Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $129.9 billion in assets under management as of December 31, 2007. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for each of these Funds.

NATIXIS ADVISORS, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the advisory administrator to the Loomis Sayles Core Plus Bond Fund and Loomis Sayles Massachusetts Tax Free Income Fund. Natixis Advisors is a subsidiary of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial service entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse d'Epargne, a financial institution owned by French regional savings banks known as Caisse d'Epargne; and Banque Federale des Banques Populaires, a financial institution owned by regional cooperative banks known as Banque Populaires. Natixis US has 14 principal subsidiary or affiliated asset management firms that collectively had over $285.3 billion in assets under management at December 31, 2007. Natixis Advisors provides certain administrative and oversight services to Loomis Sayles Core Plus Bond Fund and Loomis Sayles Massachusetts Tax Free Income Fund. Natixis Advisors does not determine what investments will be purchased or sold by the Funds.

The aggregate advisory fees paid by the Funds during the fiscal year ended September 30, 2007, as a percentage of each Fund's average daily net assets, were 0.43% for Loomis Sayles Core Plus Bond Fund/1/, 0.49% for Loomis Sayles High Income Fund (after reductions), 0.40% for Loomis Sayles Investment Grade Bond Fund, 0.46% for Loomis Sayles Limited Term Government and Agency Fund (after reductions), 0.45% for Loomis Sayles Massachusetts Tax Free Income Fund (after reductions)/2/ and 0.47% for Loomis Sayles Municipal Income Fund. The Loomis Sayles International Bond Fund had not commenced operations as of September 30, 2007 so no advisory fees had been paid.

A discussion of the factors considers by the Board of Trustees of the Loomis Sayles International Bond Fund in approving the Fund's investment advisory contract will be available in the Fund's semi-annual report for the fiscal period ending March 31, 2008. A discussion of the factors considered by the Funds' Board of Trustees in approving the other Funds' investment advisory contract is available in the Funds' annual reports for the fiscal year ended September 30, 2007.

/1/The advisory fee for the Loomis Sayles Core Plus Bond Fund consisted of a fee of 0.216% payable to Loomis Sayles, as investment adviser to the Fund and an advisory administration fee of 0.216% payable to Natixis Advisors, as advisory administrator to the Fund.

/2/The advisory fee (after reductions) for the Loomis Sayles Massachusetts Tax
   Free Income Fund consists of a fee of 0.227% payable to Loomis Sayles, as investment adviser to the Fund, and an advisory administration fee of 0.227% payable to Natixis Advisors, as advisory administrator to the Fund.


 PORTFOLIO TRADES


In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Funds' shares or are affiliated with Natixis US or Loomis Sayles' parent company. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.



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Management Team

MEET THE FUNDS' INVESTMENT ADVISER (CONTINUED)




SECURITIES LENDING Each Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Strategies" in the Statement of Additional Information ("SAI") for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. Investments of cash collateral may also lose value or become illiquid, although each Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan, and may realize losses on the collateral investments or be required to liquidate other portfolio securities to satisfy its obligations. A Fund may pay lending fees to the party arranging the loan.

TRANSACTIONS WITH OTHER INVESTMENT COMPANIES Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors (an affiliate of Loomis Sayles), or its affiliates ("Central Funds"). The Central Funds currently include the Money Market Fund, Institutional Daily Income Fund, Cortland Trust, Inc., and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for the Money Market Fund, which is advised by Natixis Advisors and subadvised by Reich & Tang. Because Loomis Sayles, Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Funds and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the Investment Company Act of 1940 (the "1940 Act").

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., BlackRock Investment Management, LLC ("BlackRock"), Dreman Value Management, LLC ("Dreman"), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates, L.P., Vaughan Nelson Investment Management, L.P. and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers (except BlackRock and Dreman) are subsidiaries of Natixis US and are thus "affiliated persons" under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders.


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Management Team

MEET THE FUNDS' PORTFOLIO MANAGERS



The following persons have had primary responsibility for the day-to-day management of each indicated Fund's portfolio since the date stated below. Associate Portfolio Managers are actively involved in formulating the overall strategy for the funds they manage but are not the primary decision makers. Each portfolio manager has been employed by Loomis Sayles for at least five years.

Kenneth M. Buntrock

Kenneth M. Buntrock has served as co-portfolio manager of the LOOMIS SAYLES INTERNATIONAL BOND FUND since its inception in February 2008. Mr. Buntrock, Vice President of Loomis Sayles, began his investment career in 1974 and joined Loomis Sayles in 1997. Mr. Buntrock holds the designation of Chartered Financial Analyst. He received a B.A. from Pennsylvania State University, an M.B.A. from the University of Pittsburgh and has over 32 years of investment experience.


Matthew J. Eagan


Matthew J. Eagan has served as co-portfolio manager of the LOOMIS SAYLES HIGH INCOME FUND since May 2002 and has served as an associate portfolio manager of the LOOMIS SAYLES INVESTMENT GRADE BOND FUND since September 2006. Mr. Eagan, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst. Mr. Eagan has over 18 years of investment experience.


Daniel J. Fuss


Daniel J. Fuss has served as co-portfolio manager of the LOOMIS SAYLES INVESTMENT GRADE BOND FUND since its inception in December 1996. Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1958 and has been at Loomis Sayles since 1976. Mr. Fuss holds the designation of Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has over 49 years of investment experience.


Kathleen C. Gaffney


Kathleen C. Gaffney has served as co-portfolio manager of the LOOMIS SAYLES HIGH INCOME FUND since May 2002 and has served as an associate portfolio manager of the LOOMIS SAYLES INVESTMENT GRADE BOND FUND since September 2006. Ms. Gaffney, Vice President of Loomis Sayles, began her investment career in 1984 and joined Loomis Sayles in 1984. Ms. Gaffney holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Massachusetts at Amherst and has over 23 years of investment experience.


John Hyll


John Hyll has served as co-portfolio manager of the LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND since April 2003. Mr. Hyll, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 1987. Mr. Hyll received a B.A. and an M.B.A. from Baldwin-Wallace College. He has over 24 years of investment experience.


Steven J. Kaseta


Steven J. Kaseta has served as co-portfolio manager of the LOOMIS SAYLES INVESTMENT GRADE BOND FUND since February 2002. Mr. Kaseta, Vice President of Loomis Sayles, began his investment career in 1982 and joined Loomis Sayles in 1994. He received an A.B. from Harvard University and an M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kaseta has over 25 years of investment experience.


Peter W. Palfrey


Peter W. Palfrey has served as co-portfolio manager of the LOOMIS SAYLES CORE PLUS BOND FUND since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Palfrey, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 2001. Mr. Palfrey holds the designation of Chartered Financial Analyst. He received his B.A. from Colgate University and has over 24 years of investment experience.


Richard G. Raczkowski


Richard G. Raczkowski has served as a co-portfolio manager of the LOOMIS SAYLES CORE PLUS BOND FUND since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund).
Mr. Raczkowski, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 2001. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has over 21 years of investment experience.

David W. Rolley

David W. Rolley has served as co-portfolio manager of the LOOMIS SAYLES INTERNATIONAL BOND FUND since its inception in February 2008. Mr. Rolley, Vice President of Loomis Sayles, began his investment career in 1980 and joined Loomis Sayles in 1994. Mr. Rolley holds the designation of Chartered Financial Analyst. He received a B.A. from Occidental College, studied graduate economics at the University of Pittsburgh and has over 26 years of investment experience.


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                                    [GRAPHIC]




Management Team

MEET THE FUNDS' PORTFOLIO MANAGERS (CONTINUED)


Clifton V. Rowe


Clifton V. Rowe has served as co-portfolio manager of the LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND since June 2001. Mr. Rowe, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1992 and joined Loomis Sayles in 1992. Prior to becoming a Portfolio Manager, he served as a Trader from 1999 until 2001. He holds the designation of Chartered Financial Analyst. Mr. Rowe received a B.B.A. from James Madison University, an MBA from the University of Chicago and has over 15 years of investment experience.

Lynda L. Schweitzer

Lynda L. Schweitzer has served as co-portfolio manager of the LOOMIS SAYLES INTERNATIONAL BOND FUND since its inception in February 2008. Ms. Schweitzer, Vice President of Loomis Sayles, began her investment career in 1986 and joined Loomis Sayles in 2001. Ms. Schweitzer holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Rochester, an M.B.A. from Boston University and has over 20 years of investment experience.


Elaine M. Stokes


Elaine M. Stokes has served as associate portfolio manager of the LOOMIS SAYLES INVESTMENT GRADE BOND FUND since September 2006 and the LOOMIS SAYLES HIGH INCOME FUND since February 2007. Ms. Stokes, Vice President of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She received a B.S. from St. Michael's College and has over 20 years of investment experience.


Martha A. Strom


Martha A. Strom has served as portfolio manager of the LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND and LOOMIS SAYLES MUNICIPAL INCOME FUND since October 2007. She served as co-portfolio manager of the Funds from January 2002 to September 2007. Ms. Strom, Vice President and Portfolio Manager of the Municipal Bond Investment Team of Loomis Sayles, began her investment career in 1988. Following a five-year period with Nuveen Investments where she was Assistant Vice President and Fixed-Income Research Analyst, Ms. Strom rejoined Loomis Sayles in 2001. Ms. Strom received a B.S. from Boston University and has over 19 years of investment management experience.


Please see the Funds' SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Funds.

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Fund Services
INVESTING IN THE FUNDS

 CHOOSING A SHARE CLASS


Each Fund offers Class A and Class C shares to the public, except Loomis Sayles Massachusetts Tax Free Income Fund and Loomis Sayles Municipal Income Fund which only offer Class A shares. No new accounts may be opened and no additional investments may be made in Class B shares. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.


 CLASS A SHARES


.. You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section "How Sales Charges Are Calculated."

.. You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

.. You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.


 CLASS B SHARES


.. No new accounts may be opened and no additional investments may be made in Class B shares.

.. You pay higher expenses than Class A shares.

.. You will pay a charge on redemptions if you sell your shares within six years of purchase, as described in the section "How Sales Charges Are Calculated."

.. Your Class B shares will automatically convert into Class A shares after eight years, which reduces your annual expenses.


 CLASS C SHARES


.. You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

.. You pay higher annual expenses than Class A shares.

.. You may pay a charge on redemptions if you sell your shares within one year of purchase.

.. Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than eight years, you'll pay higher expenses than shareholders of other classes.

.. Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.


For information about the Funds' expenses, see the section "Fund Fees & Expenses" in this Prospectus.

 CERTIFICATES

Certificates will not be issued for any class of shares.

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Fund Services
HOW SALES CHARGES ARE CALCULATED

 CLASS A SHARES

The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase:


                        CLASS A SALES CHARGES**
                     ALL FUNDS EXCEPT LIMITED TERM
                         GOVERNMENT AND AGENCY
                     FUND AND MASSACHUSETTS TAX FREE
                              INCOME FUND
                       AS A % OF        AS A % OF
  YOUR INVESTMENT    OFFERING PRICE  YOUR INVESTMENT
Less than $100,000       4.50%            4.71%
$ 100,000 - $249,999     3.50%            3.63%
$ 250,000 - $499,999     2.50%            2.56%
$ 500,000 - $999,999     2.00%            2.04%
$1,000,000 or more*      0.00%            0.00%



                        CLASS A SALES CHARGES**
                      LIMITED TERM GOVERNMENT AND
                              AGENCY FUND
                       AS A % OF       AS A % OF
  YOUR INVESTMENT    OFFERING PRICE YOUR INVESTMENT
Less than $100,000       3.00%           3.09%
$ 100,000 - $249,999     2.50%           2.56%
$ 250,000 - $499,999     2.00%           2.04%
$ 500,000 - $999,999     1.25%           1.27%
$1,000,000 or more*      0.00%           0.00%



                        CLASS A SALES CHARGES**
                         MASSACHUSETTS TAX FREE
                              INCOME FUND
                       AS A % OF       AS A % OF
  YOUR INVESTMENT    OFFERING PRICE YOUR INVESTMENT
Less than $ 50,000       4.25%           4.44%
$  50,000 - $ 99,000     4.00%           4.17%
$ 100,000 - $249,999     3.50%           3.63%
$ 250,000 - $499,999     2.50%           2.56%
$ 500,000 - $999,999     2.00%           2.04%
$1,000,000 or more*      0.00%           0.00%


Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.


* For purchases of Class A shares of a Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section "How the CDSC is Applied to Your Shares."

** Not imposed on shares that are purchased with reinvested dividends or other distributions.


If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper "breakpoint" discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members' and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Funds' website at www.funds.natixis.com (click on "sales charges" at the bottom of the home page) or in the Funds' SAI.


REDUCING FRONT-END SALES CHARGES

There are several ways you can lower your sales charge for Class A shares, including:

.. LETTER OF INTENT -- By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $100,000 or more over 13 months. Purchases of Class C shares may be used toward meeting the letter of intent.
.. CUMULATIVE PURCHASE DISCOUNT -- You may be entitled to a reduced sales charge if your "total investment" reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis
  Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table, the lower sales charge applies to the entire amount of your current purchase in a Fund.
.. COMBINING ACCOUNTS -- This allows you to combine shares of multiple Natixis
  Funds and classes for purposes of calculating your sales charge.

   Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.


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   Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.


   In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Saving Incentive Match Plan for Employees of Small Employers ("SIMPLE IRA") contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another Natixis Fund.


ELIMINATING FRONT-END SALES CHARGES AND CDSCS

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

.. Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;
.. Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;
.. Fund trustees, former trustees and other individuals who are affiliated with any Natixis Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);
.. Participants in certain retirement plans with at least $1 million or more in total plan assets or with 100 eligible employees;
.. Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;
.. Investments of $5 million or more in Limited Term Government and Agency Fund by corporations purchasing shares for their own account, credit unions, or bank trust departments and trust companies with discretionary accounts which they hold in a fiduciary capacity;


.. Clients of an adviser or subadviser to any Natixis Fund (including the Money
  Market Fund) with investments of $25,000 or more in Natixis Funds; and .. Clients of Natixis Advisors that invest in a Natixis Fund that does not offer
  Class Y shares.


In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the Fund of your eligibility at the time of purchase.

Repurchasing Fund Shares


You may apply proceeds from redeeming Class A shares of a Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser to discuss how a redemption would affect you.


If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.


Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.


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Fund Services
HOW SALES CHARGES ARE CALCULATED (CONTINUED)


 CLASS B SHARES


No new accounts may be opened and no additional investments may be made in Class B shares. There is a CDSC on shares that are sold within six years of the date of their acquisition. The amount of the CDSC, if any, declines each year that you own your shares (except in the 3/rd/ and 4/th/ years, which have the same CDSC). The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Natixis Fund (except the Money Market Fund). The CDSC equals the following percentages of the dollar amounts subject to the charge:



  CLASS B CONTINGENT DEFERRED SALES CHARGES
YEAR SINCE PURCHASE CDSC ON SHARES BEING SOLD
       1st                    5.00%
       2nd                    4.00%
       3rd                    3.00%
       4th                    3.00%
       5th                    2.00%
       6th                    1.00%
    thereafter                0.00%


Eliminating the CDSC


As long as the Distributor is notified at the time you sell, the CDSC for Class B shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.


 CLASS C SHARES


The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund (except the Money Market Fund).



  CLASS C CONTINGENT DEFERRED SALES CHARGES
YEAR SINCE PURCHASE CDSC ON SHARES BEING SOLD
       1st                    1.00%
    thereafter                0.00%


Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.




 HOW THE CDSC IS APPLIED TO YOUR SHARES

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

.. is calculated based on the number of shares you are selling;
.. is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;
.. is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and
.. applies to redemptions made through the date of their acquisition for years one through six, as applicable.


A CDSC will not be charged on:

.. increases in net asset value above the purchase price; or .. shares you acquired by reinvesting your dividends or capital gains distributions.


To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

 EXCHANGES INTO SHARES OF THE MONEY MARKET FUND


If you exchange Class B or Class C shares of a Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class B and Class C shares and conversion into Class A shares stops until you exchange back into shares of another Natixis Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.


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Fund Services

COMPENSATION TO SECURITIES DEALERS




As part of their business strategies, the Funds pay securities dealers and other financial institutions (collectively, "dealers") that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section "How Sales Charges Are Calculated." Each class of Fund shares offered in this prospectus pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, each Fund's Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis, but may be paid on other schedules. The Distributor retains the first year of such fees for Class B and Class C shares. Some or all of such fees may also be paid to financial institutions that finance the payment of commissions or similar charges on Class B shares. Because these distribution fees and service fees are paid out of the Funds' assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A shares.

The Distributor, the Adviser and their respective affiliates will, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer's or intermediary's clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds' receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.


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Fund Services
IT'S EASY TO OPEN AN ACCOUNT


 TO OPEN AN ACCOUNT WITH NATIXIS FUNDS:


1.Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:


                                                                        MINIMUM            MINIMUM
TYPE OF ACCOUNT                                                     INITIAL PURCHASE SUBSEQUENT PURCHASE
Any account other than those listed below                                $2,500             $100
For shareholders participating in Natixis Funds' Investment Builder
   Program                                                               $1,000             $50*
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh
   plans using the Natixis Funds' prototype document                     $1,000             $100
Coverdell Education Savings Accounts                                       $500             $100
For SIMPLE IRA** and 403(b)(7) plans using Natixis Funds'
   prototype document                                                        $0               $0


* Shareholders with accounts participating in Natixis Funds' Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.
** Effective January 1, 1997, the SIMPLE IRA became available replacing Salary
   Reduction Simplified Employee Pension ("SARSEP") plans. SARSEP plans established prior to January 1, 1997, are subject to the same minimums as SIMPLE IRAs. As of October 1, 2006, Natixis Funds no longer offers SIMPLE IRAs. SIMPLE IRA plans established prior to October 1, 2006 may remain active and continue to add new employees.

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds' prototype document.

3.Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds' investment programs, refer to the section "Additional Investor Services" in this Prospectus.

4.Use the sections of this Prospectus that follow as your guide for purchasing shares.


 MINIMUM BALANCE POLICY


Each Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts, such as Class B accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using the Natixis Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

Each Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. The valuation of account balances and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as Class B accounts, accounts associated with wrap-fee programs or defined contribution plans are exempt from the liquidation. The determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Funds.

It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation may be liquidated rather than assessed a fee, if the account balance falls below such minimum and that directly registered accounts will be assessed a fee rather than be liquidated.


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38

 SELF-SERVICING YOUR ACCOUNT

Buying or selling shares is easy with the services described below:


                     NATIXIS FUNDS PERSONAL ACCESS LINE(R)


                             800-225-5478, PRESS 1


                             NATIXIS FUNDS WEB SITE

                             WWW.FUNDS.NATIXIS.COM


You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

    . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
    . review your account balance, recent transactions, Fund prices and recent performance;
    . order duplicate account statements; and . obtain tax information.


Please see the following pages for other ways to buy, exchange or sell your shares.

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                                    [GRAPHIC]



Fund Services
BUYING SHARES



                                   OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
 THROUGH YOUR INVESTMENT DEALER
                     . Call your investment dealer for information about opening or adding to an account.
                       Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 BY MAIL
                     . Make out a check in U.S. dollars for the     . Make out a check in U.S. dollars for the
                       investment amount, payable to "Natixis         investment amount, payable to "Natixis
 [GRAPHIC]             Funds." Third party checks, "starter"          Funds." Third party checks, "starter"
                       checks and credit card convenience checks      checks and credit card convenience checks
                       will not be accepted.                          will not be accepted.
                     . Mail the check with your completed           . Complete the investment slip from an
                       application to Natixis Funds, P.O. Box         account statement or include a letter
                       219579, Kansas City, MO 64121-9579.            specifying the Fund name, your class of
                     . Shares purchased by check are redeemable       shares, your account number and the
                       although the Fund may withhold payment         registered account name(s).
                       until the purchase check has cleared. See    . Shares purchased by check are redeemable
                       the section "Selling Restrictions."            although the Fund may withhold payment
                                                                      until the purchase check has cleared. See
                                                                      the section "Selling Restrictions."
 BY EXCHANGE (See the section "Exchanging Shares" for more details.)
                     . Call your investment dealer or Natixis Funds . Call your investment dealer or Natixis
                       at 800-225-5478 or visit                       Funds at 800-225-5478 or visit
  [GRAPHIC]            www.funds.natixis.com to 1) obtain a           www.funds.natixis.com to request an
                       current prospectus for the Fund into which     exchange.
                       you are exchanging and 2) request an
                       exchange.
 BY WIRE
                     . Opening an account by wire is not            . Visit www.funds.natixis.com to add shares
                       available.                                     to your account by wire. Instruct your
 [GRAPHIC]                                                            bank to transfer funds to State Street Bank
                                                                      & Trust Company, ABA #011000028, and
                                                                      DDA #99011538.
                                                                    . Specify the Fund name, your class of
                                                                      shares, your account number and the
                                                                      registered account name(s). Your bank
                                                                      may charge you for such a transfer.
 THROUGH AUTOMATED CLEARING HOUSE ("ACH")
                     . Although you cannot open an account          . Call Natixis Funds at 800-225-5478 or
                       through ACH, you may add this feature by       visit www.funds.natixis.com to add shares
 [GRAPHIC]             selecting it on your account application.      to your account through ACH.
                     . Ask your bank or credit union whether it is  . If you have not signed up for the ACH
                       a member of the ACH system.                    system, please call Natixis Funds or visit
                                                                      www.funds.natixis.com for a Service
                                                                      Options Form. A medallion signature
                                                                      guarantee may be required to add this
                                                                      privilege.
                                                                    . Shares purchased through ACH may not
                                                                      be available immediately for redemption.
                                                                      See the section "Selling Restrictions."
 AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
                     . Although you cannot open an account          . If you have not signed up for Investment
                       through Investment Builder, you may add        Builder, please call Natixis Funds at 800-
 [GRAPHIC]             this feature by selecting it on your           225-5478 or visit www.funds.natixis.com
                       application.                                   for a Service Options Form. A medallion
                     . Ask your bank or credit union whether it is    signature guarantee may be required to add
                       a member of the ACH system.                    this privilege.
                                                                    . See the section "Additional Investor Services."




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                                    [GRAPHIC]



Fund Services
SELLING SHARES

                      TO SELL SOME OR ALL OF YOUR SHARES
Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section "Restrictions on Buying, Selling and Exchanging Shares."


 THROUGH YOUR INVESTMENT DEALER
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 BY MAIL
                     . Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be
 [GRAPHIC]             redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by REGULAR mail to Natixis Funds, P.O. Box 219579, Kansas City, MO
                       64121-9579 or by REGISTERED, EXPRESS or CERTIFIED mail to Natixis Funds, 330 West 9th Street,
                       Kansas City, MO 64105-1514.
                     . Your proceeds (less any applicable CDSC and/or redemption fee) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order. See the section "Selling Restrictions."
 BY EXCHANGE (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or by visiting www.funds.natixis.com.
 [GRAPHIC]           . Call Natixis Funds or visit www.funds.natixis.com to request an exchange.


 BY WIRE
                     . Complete the "Bank Information" section on your account application.
                     . Call Natixis Funds at 800-225-5478, visit www.funds.natixis.com or indicate in your redemption
 [GRAPHIC]             request letter (see above) that you wish to have your proceeds wired to your bank.
                     . Proceeds (less any applicable CDSC and/or redemption fee) will generally be wired on the next business day. See the section "Selling Restrictions". A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 THROUGH AUTOMATED CLEARING HOUSE
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call Natixis Funds at
                       800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.
                     . Call Natixis Funds or visit www.funds.natixis.com to request an ACH redemption.
                     . Proceeds (less any applicable CDSC and/or redemption fee) will generally arrive at your bank within three business days. See the section "Selling Restrictions."
 BY TELEPHONE
                     . Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to
 [GRAPHIC]             certain restrictions. See the section "Selling Restrictions."




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                                                                             41

                                    [GRAPHIC]



Fund Services
SELLING SHARES (CONTINUED)


 BY SYSTEMATIC WITHDRAWAL PLAN (See the section "Additional Investor Services" for more details.)
                     . Call Natixis Funds at 800-225-5478 or your financial representative for more information.
                     . Because withdrawal payments may have tax consequences, you should consult your tax adviser
 [GRAPHIC]             before establishing such a plan.


 BY CHECK (for Class A shares of Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund only)
                     . Select the checkwriting option on your application and complete the signature card.
                     . To add this privilege to an existing account, call Natixis Funds at 800-225-5478 or visit
 [GRAPHIC]             www.funds.natixis.com for a Service Options Form.
                     . Each check must be written for $500 or more.
                     . You may not close your account by withdrawal check. Please call your financial representative or
                       Natixis Funds to close an account.


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                                    [GRAPHIC]



Fund Services
SELLING SHARES IN WRITING



If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.
A medallion signature guarantee protects you against fraudulent orders and is necessary if:

.. your address of record or bank account information has been changed within the past 30 days;
.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public CANNOT provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.



In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.


EXCHANGING SHARES


In general, you may exchange shares of your Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections "Buying Shares" and "Selling Shares") subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC and conversion into Class A shares, if applicable, for Class B and Class C Shares will stop and will resume only when an exchange into an applicable Fund occurs. The exchange must be for at least the minimum to open an account (or the total net asset value of your account, whichever is less), or at least $100 if made under the Automatic Exchange Plan (see the section "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a Fund for Class Y shares of the same Fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same Fund. Shareholders will not be charged any redemption fee or exchange fee as a result of the exchange. The exchange between classes will generally be a non-taxable event to the shareholder.


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                                                                             43

                                    [GRAPHIC]



Fund Services
RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES



The Funds discourage excessive, short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Funds' Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under "Selling Shares."

LIMITS ON FREQUENT TRADING. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." An account may be deemed to be one of a market timer if it makes two "round trips" in any Fund over a 90-day interval, as determined by the Fund. A "round trip" is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be "market timing."

Due to legal and operational constraints on the Investment Grade Bond Fund's ability to review and monitor the trading activity of Class J shareholders who trade in the Investment Grade Bond Fund through omnibus accounts, and after a consideration of the policies of the financial intermediaries through which Class J shares are purchased and the risks posed to other shareholders in the Investment Grade Bond Fund, the Fund's Board of Trustees has determined not to apply to Class J shareholders the specific limits on frequent trading applicable to other classes of the Investment Grade Bond Fund. In addition, the Investment Grade Bond Fund and the Distributor will not be able to monitor trade activity of Class J shareholders to the same extent as holders of other classes, which will severely limit the ability of the Investment Grade Bond Fund and the Distributor to detect or prevent market timing or other trading practices that may disadvantage the Investment Grade Bond Fund. Class J shares are offered to Japanese investors through a separate prospectus.

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary's restrictions on frequent trading in place of the Fund's own restrictions if the Fund determines, in its discretion, that the financial intermediary's restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

TRADE ACTIVITY MONITORING. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder's trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund's underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading


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44
activity. If a Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund's policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.


Certain Funds also seek to prevent excessive and disruptive trading practices through the assessment of redemption fees on shares redeemed or exchanged within a given period after their purchase. See the section "Redemption Fees" for more information.

 PURCHASE RESTRICTIONS

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. EACH FUND RESERVES THE RIGHT TO REFUSE TO OPEN AN ACCOUNT, CLOSE AN ACCOUNT AND REDEEM YOUR SHARES AT THE THEN CURRENT PRICE OR TAKE OTHER SUCH STEPS THAT THE FUND DEEMS NECESSARY TO COMPLY WITH FEDERAL REGULATIONS IF YOUR IDENTITY CANNOT BE VERIFIED.

 SELLING RESTRICTIONS


The table below describes restrictions placed on selling shares of any Fund described in this Prospectus. Please see the SAI for additional information regarding redemption payment policies:



               RESTRICTION              SITUATION
               Each Fund may suspend    . When the New York
               the right of redemption    Stock Exchange (the
               or postpone payment for    "NYSE") is closed
               more than 7 days:          (other than a
                                          weekend/holiday) as
                                          permitted by the SEC.
                                        . During an emergency as
                                          permitted by the SEC.
                                        . During any other
                                          period permitted by
                                          the SEC.
               Each Fund reserves the   . With a notice of a
               right to suspend           dispute between
               account services or        registered owners or
               refuse transaction         death of a registered
               requests:                  owner.
                                        . With
                                          suspicion/evidence of
                                          a fraudulent act.
               Each Fund may pay the    . When it is detrimental
               redemption price in        for a Fund to make
               whole or in part by a      cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser.
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               Each Fund may withhold   . When redemptions are
               redemption proceeds for    made within 10
               10 days from the           calendar days of
               purchase date:             purchase by check or
                                          ACH to allow the check
                                          or ACH transaction to
                                          clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.


Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.


 REDEMPTION FEES


For Class A shares of Core Plus Bond Fund, High Income Fund and International Bond Fund
Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares of the Fund within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to help deter harmful short-term trading and to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.


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Fund Services
RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES (CONTINUED)


The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Funds currently do not impose a redemption fee on a redemption of:

.. shares acquired by reinvestment of dividends or distributions of a Fund; or .. shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or .. shares redeemed as part of a systematic withdrawal plan; or .. shares redeemed due to the death or disability of the shareholder; or .. shares redeemed by a Fund due to the shareholder's failure to satisfy the
  Fund's minimum balance policy or in connection with the merger or liquidation of the Fund; or
.. shares redeemed to return an excess contribution in a Natixis/Loomis-sponsored retirement plan, such as an IRA or 403(b)(7) plan, or to effect a required minimum distribution from such a retirement plan; or
.. shares redeemed in participant-directed retirement plans where the application of a redemption fee would cause a Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a "qualified default investment alternative" under ERISA.


The redemption fee also does not apply to changes of account registration or transfers within the same Fund or to shares converted from one share class to another share class of the same Fund. In these transactions, subject to systematic limitations, the redemption fee aging period will carry over to the acquired shares, such that if the acquired shares are redeemed or exchanged before the expiration of the aging period, a redemption fee will be applied.

The Funds may modify or eliminate these waivers at any time. In addition, the Funds may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.


The ability of a Fund to assess a redemption fee on transactions by underlying shareholders who own their shares through omnibus or other accounts maintained by financial intermediaries may be limited. The Funds generally do not apply redemption fees at the omnibus account level. Instead, the Funds look to financial intermediaries to assess redemption fees on underlying shareholder accounts and remit these fees to the Funds. There are no assurances that a Fund will successfully identify all financial intermediaries or that financial intermediaries will properly assess redemption fees.


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46

                                    [GRAPHIC]





Fund Services

HOW FUND SHARES ARE PRICED



"Net asset value" is the price of one share of a Fund without a sales charge and is calculated each business day using this formula:




NET ASSET VALUE = TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER
                                ASSETS - LIABILITIES
                  -------------------------------------------------
                            NUMBER OF OUTSTANDING SHARES



The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Fund's Board of Trustees, as summarized below:
.. A share's net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.
.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."/1/
.. Requests received by the Funds after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent "in good order." If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day's net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer. PLEASE CONTACT YOUR INVESTMENT DEALER TO DETERMINE WHETHER IT HAS ENTERED INTO SUCH A CONTRACTUAL AGREEMENT. IF YOUR INVESTMENT DEALER HAS NOT ENTERED INTO SUCH A CONTRACTUAL AGREEMENT, YOUR ORDER WILL BE PROCESSED AT THE NET ASSET VALUE NEXT DETERMINED AFTER YOUR INVESTMENT DEALER SUBMITS THE ORDER TO THE FUND.
.. A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.



Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

.. EQUITY SECURITIES -- market price or as provided by a pricing service if market price is unavailable.
.. DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
.. SHORT-TERM OBLIGATIONS (PURCHASED WITH AN ORIGINAL OR REMAINING MATURITY OF
  60 DAYS OR LESS) -- amortized cost (which approximates market value).
.. SECURITIES TRADED ON FOREIGN EXCHANGES -- market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated.
.. OPTIONS -- the Fund generally values exchange traded options at the average of the closing bid and asked quotations.
.. FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.



/1/Please see the "Buying Shares" section which provides additional information regarding who can receive a purchase order.


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                                                                             47

                                    [GRAPHIC]




Fund Services
HOW FUND SHARES ARE PRICED (CONTINUED)



.. ALL OTHER SECURITIES -- fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund's net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.


DIVIDENDS AND DISTRIBUTIONS


The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The Loomis Sayles Core Plus Bond Fund, Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles International Bond Fund declare and pay dividends for each class monthly. The Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Massachusetts Tax Free Income Fund and Loomis Sayles Municipal Income Fund declare dividends for each class daily and pays them monthly. Each Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

    . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section "Additional Investor Services."
    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund.
    .  Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.


TAX CONSEQUENCES


Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state or local tax consequences.


Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


TAXATION OF DISTRIBUTIONS FROM THE FUNDS. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Distributions by the Fund to retirement plans that qualify for tax-exempt treatment


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48
under federal income tax laws generally will not be taxable. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the reduced long-term capital gain rates described below, provided holding period and other requirements are met at both the shareholder and Fund level. "Qualified dividend income" generally includes dividends from domestic and some non-U.S. corporations. Income generated by investments in fixed income securities is not, and REITs is generally not, eligible for treatment as qualified dividend income. The Funds do not expect a significant portion of their distributions to be treated as qualified dividend income.


For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have generally been temporarily reduced to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under "Income Dividends, Capital Gain Distributions and Tax Status."

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.


The Massachusetts Tax Free Income Fund and the Municipal Income Fund also intend to meet all the requirements of the Code necessary to ensure that they are qualified to pay "exempt -interest dividends." Fund distributions designated as exempt-interest dividends are not generally subject to federal income tax, but may be subject to state and local taxes. In addition, an investment in the Massachusetts Tax Free Income Fund or the Municipal Income Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. In the case of Massachusetts Tax Free Income Fund, distributions are not generally subject to Massachusetts state income tax to the extent they derive from Massachusetts obligations and provided that the Fund identifies such distributions in written notice to shareholders within 60 days from the end of the taxable year. The Massachusetts Tax Free Income Fund and Municipal Income Fund may, however, invest a portion of their assets in securities that generate income that is not exempt from federal or state taxes. If you receive social security or railroad benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Massachusetts Tax Free Income Fund or the Municipal Income Fund may have on the federal taxation of your benefits.

SALES OR EXCHANGES OF FUND SHARES. The redemption, sale or exchange of a Fund's shares (including an exchange of Fund shares for shares of another Natixis Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of a Fund's shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year. See the SAI for more information.

TAXATION OF CERTAIN INVESTMENTS. A Fund's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because certain of the Funds invest in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.


Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of any Fund's dividends that are derived from such interest.


A Fund's investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


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                                                                             49

                                    [GRAPHIC]



Fund Services
TAX CONSEQUENCES (CONTINUED)



NON-U.S. SHAREHOLDERS. Capital gain dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. However, distributions properly designated as exempt-interest dividends may be subject to backup withholding as discussed below. In general, dividends (other than Capital Gain Dividends and exempt-interest dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "Foreign Person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of a Fund beginning before January 1, 2008, the Funds generally will not be required to withhold any amounts with respect to distributions of
(i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. The Funds, except the Investment Grade Bond Fund, do not intend to make such designations. The Investment Grade Bond Fund intends to make such designations. Pending legislation would extend the exemption from withholding for interest-related distributions and short-term capital gain distributions for one year. At the time of this filing, it is unclear whether the legislation will be enacted.

BACKUP WITHHOLDING. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.


You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

Special tax considerations for Massachusetts Tax Free Income Fund
Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

For state tax purposes, gains realized by the Fund on the sale of certain tax-exempt securities that are designated by the Fund as tax-exempt retain their tax-exempt character when distributed to individual shareholders.

The Massachusetts personal income tax statute taxes gains from the sale or exchange of capital assets held for more than one year at a rate of 5.3%. Shareholders should consult their tax advisors with respect to the Massachusetts personal income tax treatment of capital gain distributions from the Fund.

Special tax considerations for Municipal Income Fund
The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of these dividends may be exempt from local and state taxation to the extent they are derived from the state and locality in which you reside. You should check the consequences under your local and state tax laws before investing in the Fund.

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50

ADDITIONAL INVESTOR SERVICES

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, 403(b) plans and other pension and profit sharing plans. Refer to the section "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.


Investment Builder Program

This is Natixis Funds' automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section "Buying Shares."


Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Natixis Fund or the Money Market Fund, please read its prospectus carefully.


Automatic Exchange Plan

Natixis Funds has an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.


Systematic Withdrawal Plan
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "Selling Shares."


Natixis Funds Personal Access Line(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.


Natixis Funds Web Site
Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.


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                                    [GRAPHIC]



Financial Performance


The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Loomis Sayles International Bond Fund is newly formed and was not offered during the periods shown. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in each Fund's annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.



For a share outstanding throughout each period.


                       INCOME (LOSS) FROM INVESTMENT OPERATIONS:     LESS DISTRIBUTIONS:
                       ----------------------------------------  ---------------------------

             NET ASSET                                             DIVIDENDS
              VALUE,      NET        NET REALIZED    TOTAL FROM       FROM
             BEGINNING INVESTMENT   AND UNREALIZED   INVESTMENT  NET INVESTMENT     TOTAL     REDEMPTION
             OF PERIOD INCOME(C)     GAIN (LOSS)     OPERATIONS      INCOME     DISTRIBUTIONS   FEE(E)
             --------- ----------   --------------   ----------  -------------- ------------- ----------

CORE PLUS BOND FUND
CLASS A
9/30/2007     $11.23     $0.50          $ 0.14         $ 0.64        $(0.56)       $(0.56)      $0.00
9/30/2006      11.41      0.50           (0.07)          0.43         (0.61)        (0.61)       0.00
9/30/2005      11.69      0.46           (0.18)          0.28         (0.56)        (0.56)       0.00
9/30/2004      11.63      0.47            0.13           0.60         (0.54)        (0.54)       0.00
9/30/2003(h)   11.28      0.37            0.34           0.71         (0.36)        (0.36)         --
12/31/2002     11.59      0.63           (0.32)          0.31         (0.62)        (0.62)         --
CLASS B
9/30/2007      11.24      0.41            0.13           0.54         (0.47)        (0.47)       0.00
9/30/2006      11.41      0.41           (0.05)          0.36         (0.53)        (0.53)       0.00
9/30/2005      11.70      0.37           (0.18)          0.19         (0.48)        (0.48)       0.00
9/30/2004      11.62      0.38            0.14           0.52         (0.44)        (0.44)       0.00
9/30/2003(h)   11.28      0.30            0.34           0.64         (0.30)        (0.30)         --
12/31/2002     11.59      0.55           (0.32)          0.23         (0.54)        (0.54)         --
CLASS C
9/30/2007      11.25      0.41            0.13           0.54         (0.47)        (0.47)       0.00
9/30/2006      11.42      0.41           (0.05)          0.36         (0.53)        (0.53)       0.00
9/30/2005      11.71      0.37           (0.18)          0.19         (0.48)        (0.48)       0.00
9/30/2004      11.63      0.38            0.14           0.52         (0.44)        (0.44)       0.00
9/30/2003(h)   11.29      0.30            0.34           0.64         (0.30)        (0.30)         --
12/31/2002     11.60      0.55           (0.32)          0.23         (0.54)        (0.54)         --

HIGH INCOME FUND*
CLASS A
9/30/2007     $ 5.09     $0.33          $ 0.08         $ 0.41        $(0.38)       $(0.38)      $0.00
9/30/2006       4.98      0.34            0.11           0.45         (0.34)        (0.34)       0.00
9/30/2005       4.82      0.33            0.16           0.49         (0.33)        (0.33)       0.00
9/30/2004       4.65      0.33            0.17           0.50         (0.33)        (0.33)       0.00
9/30/2003(h)    4.12      0.25            0.53           0.78         (0.25)        (0.25)         --
12/31/2002      4.94      0.39           (0.82)         (0.43)        (0.39)        (0.39)         --
CLASS B
9/30/2007       5.10      0.29            0.07           0.36         (0.33)        (0.33)       0.00
9/30/2006       4.98      0.30            0.12           0.42         (0.30)        (0.30)       0.00
9/30/2005       4.83      0.29            0.15           0.44         (0.29)        (0.29)       0.00
9/30/2004       4.65      0.30            0.18           0.48         (0.30)        (0.30)       0.00
9/30/2003(h)    4.12      0.23            0.53           0.76         (0.23)        (0.23)         --
12/31/2002      4.95      0.36           (0.83)         (0.47)        (0.36)        (0.36)         --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)Represents the total expenses prior to advisory fee reductions and/or reimbursement of a portion of the Fund's expenses.

(e)Amount rounds to less than $0.01 per share, if applicable.

(f)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.

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52

                                    RATIOS TO AVERAGE NET ASSETS:
                                  ----------------------------------

  NET ASSET           NET ASSETS,
   VALUE,     TOTAL     END OF       NET      GROSS   NET INVESTMENT PORTFOLIO
   END OF    RETURN     PERIOD    EXPENSES  EXPENSES      INCOME     TURNOVER
   PERIOD   (%)(A)(F)   (000'S)   (%)(B)(G) (%)(B)(D)     (%)(B)     RATE (%)
  --------- --------- ----------- --------- --------- -------------- ---------

   $11.31      5.7     $105,780     1.04      1.09         4.41          69
    11.23      4.0       91,464     1.05      1.08         4.46          91
    11.41      2.4      105,111     1.13      1.18         3.93          64
    11.69      5.3      120,009     1.19      1.22         4.05          69
    11.63      6.4      133,887     1.28      1.28         4.31          61
    11.28      2.8      147,647     1.18      1.18         5.65          65
    11.31      4.9       87,101     1.79      1.85         3.64          69
    11.24      3.3      109,782     1.80      1.83         3.72          91
    11.41      1.6      132,221     1.88      1.93         3.18          64
    11.70      4.6      148,556     1.94      1.97         3.29          69
    11.62      5.8      161,317     2.03      2.03         3.55          61
    11.28      2.1      141,188     1.93      1.93         4.90          65
    11.32      4.9       12,690     1.78      1.82         3.66          69
    11.25      3.3        6,983     1.80      1.82         3.63          91
    11.42      1.6        6,065     1.88      1.93         3.17          64
    11.71      4.6        6,162     1.94      1.98         3.30          69
    11.63      5.8        7,612     2.03      2.03         3.55          61
    11.29      2.1        9,024     1.93      1.93         4.90          65

   $ 5.12      8.1     $ 32,603     1.18      1.43         6.40          41
     5.09      9.4       29,069     1.31      1.48         6.70          41
     4.98     10.3       25,817     1.58      1.72         6.60          42
     4.82     11.1       24,641     1.65      1.65         6.97          51
     4.65     19.5       23,809     1.71      1.71         7.62          41
     4.12     (8.9)      22,454     1.58      1.58         8.85         114
     5.13      7.2        4,201     1.94      2.18         5.63          41
     5.10      8.8        7,283     2.08      2.25         6.00          41
     4.98      9.3       12,034     2.33      2.47         5.85          42
     4.83     10.5       17,967     2.40      2.40         6.22          51
     4.65     18.8       23,405     2.46      2.46         6.89          41
     4.12     (9.7)      23,031     2.33      2.33         8.10         114


(g)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
(h)For the nine months ended September 30, 2003.
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class A and Class B shares, which were reorganized into Class A and Class B shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
                                                                             53

                                    [GRAPHIC]



Financial Performance



For a share outstanding throughout each period.


                       INCOME (LOSS) FROM INVESTMENT OPERATIONS:            LESS DISTRIBUTIONS:
                       ----------------------------------------  -----------------------------------------

             NET ASSET                                             DIVIDENDS    DISTRIBUTIONS
              VALUE,      NET        NET REALIZED    TOTAL FROM       FROM        FROM NET
             BEGINNING INVESTMENT   AND UNREALIZED   INVESTMENT  NET INVESTMENT   REALIZED        TOTAL     REDEMPTION
             OF PERIOD INCOME(C)     GAIN (LOSS)     OPERATIONS      INCOME     CAPITAL GAINS DISTRIBUTIONS   FEE(E)
             --------- ----------   --------------   ----------  -------------- ------------- ------------- ----------

HIGH INCOME FUND*
CLASS C
9/30/2007     $ 5.09     $0.29          $ 0.07         $ 0.36        $(0.33)       $   --        $(0.33)      $0.00
9/30/2006       4.98      0.30            0.11           0.41         (0.30)           --         (0.30)       0.00
9/30/2005       4.83      0.29            0.15           0.44         (0.29)           --         (0.29)       0.00
9/30/2004       4.65      0.30            0.18           0.48         (0.30)           --         (0.30)       0.00
9/30/2003(d)    4.12      0.23            0.53           0.76         (0.23)           --         (0.23)         --
12/31/2002      4.94      0.36           (0.82)         (0.46)        (0.36)           --         (0.36)         --

INVESTMENT GRADE BOND FUND
CLASS A
9/30/2007     $11.35     $0.58          $ 0.42         $ 1.00        $(0.62)       $   --        $(0.62)      $  --
9/30/2006      11.71      0.51            0.10           0.61         (0.75)        (0.22)        (0.97)         --
9/30/2005      11.84      0.49            0.29           0.78         (0.74)        (0.17)        (0.91)         --
9/30/2004      11.54      0.52            0.45           0.97         (0.60)        (0.07)        (0.67)         --
9/30/2003      10.23      0.58            1.46           2.04         (0.59)        (0.14)        (0.73)         --
CLASS B
9/30/2007      11.31      0.47            0.43           0.90         (0.53)           --         (0.53)         --
9/30/2006      11.67      0.42            0.10           0.52         (0.66)        (0.22)        (0.88)         --
9/30/2005      11.82      0.41            0.27           0.68         (0.66)        (0.17)        (0.83)         --
9/30/2004      11.53      0.43            0.45           0.88         (0.52)        (0.07)        (0.59)         --
9/30/2003(j)   11.21      0.02            0.30           0.32            --            --            --          --
CLASS C
9/30/2007      11.30      0.49            0.42           0.91         (0.55)           --         (0.55)         --
9/30/2006      11.66      0.42            0.11           0.53         (0.67)        (0.22)        (0.89)         --
9/30/2005      11.81      0.40            0.28           0.68         (0.66)        (0.17)        (0.83)         --
9/30/2004      11.53      0.43            0.45           0.88         (0.53)        (0.07)        (0.60)         --
9/30/2003(j)   11.21      0.02            0.30           0.32            --            --            --          --


(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)For the nine months ended September 30, 2003.
(e)Amounts round to less than $0.01, per share, if applicable.
(f)Includes expense recapture of 0.06%, and 0.09% for Class A and Class C, respectively.
(g)Had certain expenses been reduced during the period, if applicable, total return would have been lower.
(h)Represents the total expenses prior to advisory fee reduction and/or reimbursement of a portion of the Fund's expenses, if applicable.
(i)The investment advisor agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
(j)From commencement of class operations on September 12, 2003 through September 30, 2003.
* The financial information prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class C shares which were reorganized into Class C shares of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC Natixis Asset Management Advisors, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
54

                                    RATIOS TO AVERAGE NET ASSETS:
                                  ----------------------------------

  NET ASSET           NET ASSETS,
   VALUE,     TOTAL     END OF       NET      GROSS   NET INVESTMENT PORTFOLIO
   END OF    RETURN     PERIOD    EXPENSES  EXPENSES      INCOME     TURNOVER
   PERIOD   (%)(A)(G)   (000'S)   (%)(B)(I) (%)(B)(H)     (%)(B)     RATE (%)
  --------- --------- ----------- --------- --------- -------------- ---------

   $ 5.12      7.2     $  5,275     1.93      2.17         5.63          41
     5.09      8.6        3,457     2.07      2.23         5.96          41
     4.98      9.3        3,554     2.33      2.47         5.82          42
     4.83     10.5        2,608     2.40      2.40         6.22          51
     4.65     18.8        2,858     2.46      2.46         6.89          41
     4.12     (9.5)       2,605     2.33      2.33         8.10         114

   $11.73      9.1     $834,736     0.83      0.83         5.05          35
    11.35      5.6      152,054     0.92(f)   0.92(f)      4.59          35
    11.71      6.8       39,168     0.95      1.14         4.21          28
    11.84      8.8        9,506     0.93      1.67         4.52          29
    11.54     20.6        1,128     0.80      4.67         5.21          34
    11.68      8.2       17,082     1.70      1.71         4.16          35
    11.31      4.8        5,525     1.70      1.89         3.75          35
    11.67      5.9        3,443     1.70      2.18         3.47          28
    11.82      7.9        1,797     1.70      2.42         3.77          29
    11.53      2.9          160     1.70      7.81         5.83          34
    11.66      8.3      605,934     1.57      1.57         4.30          35
    11.30      4.9       82,863     1.70(f)   1.70(f)      3.79          35
    11.66      5.9       27,992     1.70      1.97         3.45          28
    11.81      7.9        9,191     1.70      2.42         3.74          29
    11.53      2.9            3     1.70      7.81         4.35          34


--------------------------------------------------------------------------------
                                                                             55

                                    [GRAPHIC]



Financial Performance

For a share outstanding throughout each period.

                                         INCOME (LOSS) FROM INVESTMENT OPERATIONS:     LESS DISTRIBUTIONS:
                                         ----------------------------------------- ---------------------------

                       NET ASSET                                                     DIVIDENDS
                        VALUE,              NET        NET REALIZED    TOTAL FROM       FROM
                       BEGINNING         INVESTMENT   AND UNREALIZED   INVESTMENT  NET INVESTMENT     TOTAL     REDEMPTION
                       OF PERIOD         INCOME(C)     GAIN (LOSS)     OPERATIONS      INCOME     DISTRIBUTIONS    FEE
                       ---------         ----------   --------------   ----------  -------------- ------------- ----------

LIMITED TERM GOVERNMENT AND AGENCY FUND*
CLASS A
9/30/2007               $11.00             $0.45          $ 0.03         $0.48         $(0.48)       $(0.48)       $--
9/30/2006                11.09              0.39           (0.05)         0.34          (0.43)        (0.43)        --
9/30/2005                11.30              0.28           (0.16)         0.12          (0.33)        (0.33)        --
9/30/2004                11.51              0.30           (0.09)         0.21          (0.42)        (0.42)        --
9/30/2003(d)             11.73              0.21           (0.07)         0.14          (0.36)        (0.36)        --
12/31/2002               11.36              0.42            0.49          0.91          (0.54)        (0.54)        --
CLASS B
9/30/2007                10.98              0.37            0.03          0.40          (0.39)        (0.39)        --
9/30/2006                11.07              0.31           (0.05)         0.26          (0.35)        (0.35)        --
9/30/2005                11.28              0.20           (0.17)         0.03          (0.24)        (0.24)        --
9/30/2004                11.49              0.22           (0.09)         0.13          (0.34)        (0.34)        --
9/30/2003(d)             11.71              0.15           (0.06)         0.09          (0.31)        (0.31)        --
12/31/2002               11.34              0.35            0.48          0.83          (0.46)        (0.46)        --
CLASS C
9/30/2007                10.99              0.37            0.03          0.40          (0.39)        (0.39)        --
9/30/2006                11.08              0.31           (0.05)         0.26          (0.35)        (0.35)        --
9/30/2005                11.30              0.20           (0.18)         0.02          (0.24)        (0.24)        --
9/30/2004                11.50              0.22           (0.08)         0.14          (0.34)        (0.34)        --
9/30/2003(d)             11.72              0.15           (0.06)         0.09          (0.31)        (0.31)        --
12/31/2002               11.35              0.35            0.48          0.83          (0.46)        (0.46)        --


(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year.

(c)Per share net investment income has been calculated using the average shares outstanding during the period.

(d)For the nine months ended September 30, 2003.
(e)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(f)Represents the total expenses prior to advisory fee reduction and/or reimbursement of a portion of the Fund's expenses, if applicable.
(g)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class A, Class B and Class C shares which were reorganized into Class A, Class B and Class C shares, respectively, of the Loomis Sayles Limited Term Government and Agency Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisors, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
56

                                    RATIOS TO AVERAGE NET ASSETS:
                                  ----------------------------------

  NET ASSET           NET ASSETS,
   VALUE,     TOTAL     END OF       NET      GROSS   NET INVESTMENT PORTFOLIO
   END OF    RETURN     PERIOD    EXPENSES  EXPENSES      INCOME     TURNOVER
   PERIOD   (%)(A)(E)   (000'S)   (%)(B)(G) (%)(B)(F)     (%)(B)     RATE (%)
  --------- --------- ----------- --------- --------- -------------- ---------

   $11.00      4.5     $108,536     0.99      1.10         4.13         45
    11.00      3.2      114,180     1.04      1.09         3.57         50
    11.09      1.1      141,417     1.24      1.24         2.50         93
    11.30      1.9      106,701     1.32      1.32         2.60         80
    11.51      1.2      117,225     1.37      1.37         2.41         53
    11.73      8.2      106,013     1.35      1.35         3.66         88
    10.99      3.7        6,787     1.74      1.85         3.37         45
    10.98      2.4        9,952     1.79      1.84         2.79         50
    11.07      0.3       15,114     1.99      1.99         1.75         93
    11.28      1.2       10,107     2.00      2.00         1.95         80
    11.49      0.7       14,637     2.02      2.02         1.77         53
    11.71      7.5       16,263     2.00      2.00         3.01         88
    11.00      3.6        5,261     1.74      1.85         3.38         45
    10.99      2.5        4,230     1.79      1.84         2.81         50
    11.08      0.2        5,715     1.99      1.99         1.75         93
    11.30      1.3        6,949     2.00      2.00         1.94         80
    11.50      0.7        8,704     2.02      2.02         1.77         53
    11.72      7.5        8,079     2.00      2.00         3.01         88

--------------------------------------------------------------------------------
                                                                             57

                                    [GRAPHIC]



Financial Performance





For a share outstanding throughout each period.



                       INCOME (LOSS) FROM INVESTMENT OPERATIONS:            LESS DISTRIBUTIONS:
                       ----------------------------------------- -----------------------------------------

             NET ASSET                                             DIVIDENDS
              VALUE,      NET        NET REALIZED    TOTAL FROM       FROM      DISTRIBUTIONS
             BEGINNING INVESTMENT   AND UNREALIZED   INVESTMENT  NET INVESTMENT   FROM NET        TOTAL
             OF PERIOD   INCOME      GAIN (LOSS)     OPERATIONS      INCOME     CAPITAL GAINS DISTRIBUTIONS
             --------- ----------   --------------   ----------  -------------- ------------- -------------

MASSACHUSETTS TAX FREE INCOME FUND
CLASS A
9/30/2007     $16.67     $0.64(h)       $(0.36)        $0.28         $(0.64)       $   --        $(0.64)
9/30/2006      16.62      0.64            0.05          0.69          (0.64)           --         (0.64)
9/30/2005      16.58      0.60            0.04          0.64          (0.60)           --         (0.60)
9/30/2004      16.41      0.61            0.17          0.78          (0.61)           --         (0.61)
9/30/2003(e)   16.40      0.49            0.01          0.50          (0.49)           --         (0.49)
12/31/2002     15.82      0.67            0.59          1.26          (0.68)           --         (0.68)
CLASS B
9/30/2007      16.64      0.52(h)        (0.36)         0.16          (0.52)       $   --         (0.52)
9/30/2006      16.58      0.51            0.06          0.57          (0.51)           --         (0.51)
9/30/2005      16.54      0.46            0.05          0.51          (0.47)           --         (0.47)
9/30/2004      16.37      0.49            0.18          0.67          (0.50)           --         (0.50)
9/30/2003(e)   16.36      0.41            0.01          0.42          (0.41)           --         (0.41)
12/31/2002     15.78      0.57            0.58          1.15          (0.57)           --         (0.57)

MUNICIPAL INCOME FUND
CLASS A
9/30/2007     $ 7.55     $0.28(h)       $(0.19)        $0.09         $(0.28)       $(0.03)       $(0.31)
9/30/2006       7.48      0.28            0.07          0.35          (0.28)           --         (0.28)
9/30/2005       7.47      0.28            0.01          0.29          (0.28)           --         (0.28)
9/30/2004       7.41      0.29            0.06          0.35          (0.29)           --         (0.29)
9/30/2003(e)    7.43      0.23           (0.02)         0.21          (0.23)           --         (0.23)
12/31/2002      7.25      0.34            0.18          0.52          (0.34)           --         (0.34)
CLASS B
9/30/2007       7.56      0.22(h)        (0.19)         0.03          (0.22)       $(0.03)        (0.25)
9/30/2006       7.49      0.23            0.07          0.30          (0.23)           --         (0.23)
9/30/2005       7.48      0.22            0.01          0.23          (0.22)           --         (0.22)
9/30/2004       7.41      0.24            0.07          0.31          (0.24)           --         (0.24)
9/30/2003(e)    7.44      0.19           (0.03)         0.16          (0.19)           --         (0.19)
12/31/2002      7.25      0.29            0.19          0.48          (0.29)           --         (0.29)


(a)A sales charge for Class A shares and a contingent deferred sales charge for Class B shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year, if applicable.

(c)Represents total expenses prior to advisory fee reductions and/or reimbursement of a portion of the Fund's expenses, if applicable.

(d)Had certain expenses not been reduced during the period, if applicable, total returns would have been lower.
(e)For the nine months ended September 30, 2003.
(f)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
(g)Includes expense recapture of 0.01%.
(h)Per share net investment income has been calculated using the average shares outstanding during the period.

--------------------------------------------------------------------------------
58

                                    RATIOS TO AVERAGE NET ASSETS:
                                  ----------------------------------

                      NET ASSETS,
 NET ASSET    TOTAL     END OF       NET      GROSS   NET INVESTMENT PORTFOLIO
 VALUE, END  RETURN     PERIOD    EXPENSES  EXPENSES      INCOME     TURNOVER
 OF PERIOD  (%)(A)(D)   (000'S)   (%)(B)(F) (%)(B)(C)     (%)(B)     RATE (%)
 ---------- --------- ----------- --------- --------- -------------- ---------

   $16.31      1.7     $ 66,585     0.95      1.16         3.89         23
    16.67      4.2       72,479     1.02      1.14(g)      3.86          8
    16.62      3.9       77,018     1.22      1.22         3.59          5
    16.58      4.9       81,427     1.33      1.33         3.74         21
    16.41      3.1       86,368     1.38      1.38         3.99          9
    16.40      8.1       92,053     1.34      1.34         4.19         33
    16.28      0.9        1,660     1.70      1.91         3.13         23
    16.64      3.5        2,345     1.77      1.89(g)      3.10          8
    16.58      3.1        3,207     1.97      1.97         2.84          5
    16.54      4.2        4,435     2.00      2.00         3.08         21
    16.37      2.6        6,185     2.03      2.03         3.34          9
    16.36      7.4        6,742     1.99      1.99         3.54         33

   $ 7.33      1.2     $ 82,144     0.95      1.03         3.72         17
     7.55      4.8       93,448     0.97      0.99         3.83         14
     7.48      3.9      102,255     1.07      1.07         3.65         29
     7.47      4.9      111,801     1.11      1.11         4.00         35
     7.41      2.9      126,906     1.10      1.10         4.14         42
     7.43      7.3      133,005     1.06      1.06         4.67         33
     7.34      0.4        3,797     1.70      1.78         2.97         17
     7.56      4.0        5,188     1.72      1.75         3.07         14
     7.49      3.1        7,610     1.82      1.82         2.90         29
     7.48      4.2        9,087     1.86      1.86         3.25         35
     7.41      2.2       10,884     1.85      1.85         3.39         42
     7.44      6.7       12,326     1.81      1.81         3.92         33


--------------------------------------------------------------------------------
                                                                             59

GLOSSARY OF TERMS

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment-grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.


Discounted price -- The difference between a bond's current market price and its face or redemption value.


Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Whether a company is considered a "large," "medium" or "small" capitalization company for any particular Fund will depend upon the company's market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets -- A Fund's assets minus its liabilities. With respect to the Funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.


Structured Notes -- Structured notes are debt obligations whose principal and/or interest payments are determined by reference to changes in some external factor or factors, such as an interest rate or a commodities or securities index.


Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

--------------------------------------------------------------------------------
60

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

--------------------------------------------------------------------------------
                                                                             61

If you would like more information about the Funds, the following documents are available free upon request:

  ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.


To order a free copy of the Funds' annual or semiannual report (when available for the Loomis Sayles International Bond Fund) or their SAIs, to request other information about the Funds and to make shareholder inquiries generally, contact your financial representative, or the Funds at:
                          Natixis Distributors, L.P.,

                     399 Boylston Street, Boston, MA 02116
                            Telephone: 800-225-5478
 The Funds' annual and semiannual reports and SAIs are available on the Funds'
                                  website at:

                             www.funds.natixis.com

                    Important Notice Regarding Delivery of
                            Shareholder Documents:
In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.


  Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C.
  Text-only copies of the Funds' reports and SAI are available free from the
   EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the
         SEC's Public Reference Section, Washington, D.C. 20549-0102.


 Information on the operation of the Public Reference Room may be obtained by calling the SEC

                              at 1-202-551-8090.

PORTFOLIO HOLDINGS -- A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' SAI.

 Natixis Distributors, L.P. ("Natixis Distributors"), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority ("FINRA"). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 800-289-9999 or by visiting its Web site at www.FINRA.org.



Natixis Distributors distributes the Natixis Funds and Loomis Sayles Funds. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis
Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston,
                     MA 02116 or call us at 617-449-2828.

                  (Investment Company Act File No. 811-04323)
                  (Investment Company Act File No. 811-00242)
                  (Investment Company Act File No. 811-06241)


--------------------------------------------------------------------------------


                                   XB51-0208

                          [LOGO] NATIXIS
                                   FUNDS

WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Fund Fees & Expenses..... Page 19

More About Risk.......... Page 22

Management Team.......... Page 24

Fund Services............ Page 28

Financial Performance.... Page 40



  Natixis Income Funds - Class Y


[LOGO]

Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund


Loomis Sayles International Bond Fund


Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Strategic Income Fund
                                                                     Prospectus

                                                               February 1, 2008


The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.


For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds

P.O. Box 219579
Kansas City, MO 64121-9579
800-225-5478

www.funds.natixis.com

Table of Contents





Goals, Strategies & Risks
Loomis Sayles Core Plus Bond Fund..................... 2
Loomis Sayles High Income Fund........................ 5
Loomis Sayles International Bond Fund................. 8
Loomis Sayles Investment Grade Bond Fund............. 10
Loomis Sayles Limited Term Government and Agency Fund 13
Loomis Sayles Strategic Income Fund.................. 16
Fund Fees & Expenses
Fund Fees & Expenses................................. 19
More About Risk
More About Risk...................................... 22
Management Team
Meet the Funds' Investment Adviser................... 24
Meet the Funds' Portfolio Managers................... 26
Fund Services
Compensation to Securities Dealers................... 28
It's Easy to Open an Account......................... 29
Buying Shares........................................ 30
Selling Shares....................................... 31
Selling Shares in Writing............................ 32
Exchanging Shares.................................... 32
Restrictions on Buying, Selling and Exchanging Shares 32
How Fund Shares Are Priced........................... 36
Dividends and Distributions.......................... 37
Tax Consequences..................................... 37
Financial Performance
Financial Performance................................ 40
Glossary of Terms
Glossary of Terms.................................... 48


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Funds, please refer to the section "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Core Plus Bond Fund


Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Peter W. Palfrey and Richard G. Raczkowski
Category: Corporate Income

Ticker Symbol: Class Y
               -------
                NERYX

 Investment Goal

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds, which include U.S. government sponsored agency debenture and pass-through securities among other things. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bond investments. The term "bond investments" includes debt securities of any maturity. In accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund normally will invest at least 80% of its assets in investment-grade securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles), including cash and cash equivalent securities, and will generally maintain an effective duration of +/- 2 years relative to the Lehman Aggregate Bond Index. Duration is an approximate measure of the sensitivity of a fixed income security to interest rate risk. Securities with higher durations are generally more sensitive to this risk. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would generally decline about 5%. If rates decrease by a percentage point, such fund's share price would generally rise about 5%. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment grade (commonly known as "junk bonds"). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major ratings agencies have rated the securities in on of its top four ratings categories) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality.



Loomis Sayles follows a total return-oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer- specific data, such as:
(check mark) Fixed charge coverage
(check mark) The relationship between cash flows and debt service obligations (check mark) The experience and perceived strength of management
(check mark) Price responsiveness of the security to interest rate changes (check mark) Earnings prospects
(check mark) Debt as a percentage of assets
(check mark) Borrowing requirements, debt maturity schedules and liquidation value

In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's financial outlook is solid. This may create an opportunity for higher returns.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are generally diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.
The Fund may also:
.. Invest in Rule 144A securities and structured notes.
.. Invest in foreign securities, including those in emerging markets, and related currency transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
.. Invest in futures.

--------------------------------------------------------------------------------
2

.. Invest in mortgage-related securities, including mortgage dollar rolls.


As temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


 Principal Investment Risks


The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.
Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk.
Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. These securities may be subject to these risks to a greater extent than other fixed-income securities. Lower-quality fixed-income securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

Foreign securities risk: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.
Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.
Mortgage-related securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. A dollar roll involves potential risks of loss in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


For additional information, see the section "More About Risk."

--------------------------------------------------------------------------------
                                                                             3

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


The Fund's current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown.


The bar chart shows the Fund's total returns for Class Y shares for each of the last ten calendar years.


                                   [CHART]

(total return)                                                                  (up triangle) Highest Quarterly
                                                                                              Return: Fourth Quarter 2002,
                                                                                              up 3.93%
 1998    1999     2000    2001    2002    2003   2004    2005    2006    2007   (down triangle) Lowest Quarterly
 ----    ----     ----    ----    ----    ----   ----    ----    ----    ----                   Return: Second Quarter 2004,
 8.26%  -0.01%    7.60%   7.80%   3.45%   9.03%  5.35%   1.35%   5.64%    6.35%                 down 2.76%




The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations. The returns are also compared to the Lehman U.S. Credit Index, an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, U.S. investment-grade corporate debt and foreign debentures that meet specified maturity, liquidity and quality requirements. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Aggregate Bond Index and Lehman U.S. Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.



Average Annual Total Returns
(for the periods ended December 31, 2007)                       Past 1 Year Past 5 Years Past 10 Years
Loomis Sayles Core Plus Bond Fund
Class Y - Return Before Taxes                                      6.35%       5.51%         5.44%
   Return After Taxes on Distributions*                            4.35%       3.61%         3.07%
   Return After Taxes on Distributions & Sales of Fund Shares*     4.08%       3.59%         3.17%
Lehman Aggregate Bond Index**                                      6.97%       4.42%         5.97%
Lehman U.S. Credit Index**                                         5.11%       4.84%         6.05%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

** The returns of each index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section "Fund Fees & Expenses."

--------------------------------------------------------------------------------
4

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles High Income Fund


Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Matthew J. Eagan, Kathleen C. Gaffney and
             Elaine M. Stokes
Category: Corporate Income

 Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities (commonly known as "junk bonds"). Junk bonds are generally rated below investment grade quality. To be considered below investment grade quality, none of the three major ratings agencies (Moody's Investors Services, Inc. ("Moody's"), Standard Poor's Ratings Group ("Standard & Poor's") and Fitch Investor Services, Inc. ("Fitch")) must have rated the securities in one of its top four rating categories or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. The Fund will normally invest at least 65% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets and related currency hedging transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as the following:

(check mark) Issuer debt and debt maturity schedules
(check mark) Earnings prospects
(check mark) Responsiveness to changes in interest rates
(check mark) Experience and perceived strength of management
(check mark) Borrowing requirements and liquidation value
(check mark) Market price in relation to cash flow, interest and dividends

In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.
.. Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.
.. Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.
.. Loomis Sayles seeks to diversify the Fund's holdings to reduce the inherent risk in lower-quality fixed-income securities.
The Fund may also:
.. Invest in structured notes, zero-coupon, pay-in-kind and Rule 144A securities. .. Invest in derivative securities, including futures.


As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


 Principal Investment Risks


The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.
Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or


--------------------------------------------------------------------------------
                                                                             5
  that suitable transactions will be available. Even a small investment in derivatives (which may include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.
Foreign securities risk: Foreign securities are subject to foreign currency fluctuations, generally higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.
Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

For additional information, see the section "More About Risk."

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for each of the last ten calendar years for Class A shares, which are not offered in this Prospectus.+ This is because Class Y shares were not outstanding during the periods shown. Class Y shares would have substantially similar annual returns because they are invested in the same portfolio of securities as Class A shares and would differ only to the extent that the classes do not have the same expenses. The Class Y returns may be greater than the returns of Class A shares because Class A shares are subject to sales charges and higher expenses.


                                    [CHART]
                                                                                (up triangle) Highest Quarterly
(total return+)                                                                               Return: Second Quarter 2003,
                                                                                              up 9.95%
 1998    1999    2000    2001     2002    2003    2004    2005    2006    2007  (down triangle) Lowest Quarterly
------  ------  ------  ------   ------  ------  ------  ------  ------  ------                 Return: Fourth Quarter 2000,
-1.70%   4.00% -16.09% -10.65%   -8.86%  27.91%  10.35%   5.04%  13.86%   1.98%                 down 11.32%




+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

--------------------------------------------------------------------------------
6

The table below shows how the average annual total returns (before and after taxes) of the Fund's Class A shares for the one-year, five-year and ten-year periods compare to those of the Lehman High Yield Composite Index, an unmanaged, market-weighted index of fixed-rate, non-investment grade debt. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.




Average Annual Total Returns+
(for the periods ended December 31, 2007)                       Past 1 Year Past 5 Years Past 10 Years
Loomis Sayles High Income Fund
Class A - Return Before Taxes                                     -2.66%       10.47%        1.39%
   Return After Taxes on Distributions*                           -4.92%        7.81%       -1.86%
   Return After Taxes on Distributions & Sales of Fund Shares*    -1.69%        7.45%       -0.86%
Lehman High Yield Composite Index**                                1.87%       10.90%        5.51%

+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

** The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section "Fund Fees & Expenses."

--------------------------------------------------------------------------------
                                                                             7

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles International Bond Fund


Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Kenneth M. Buntrock, David W. Rolley and
             Lynda L. Schweitzer
Category: Corporate Income


Ticker Symbol: Class Y
               -------
               LSIYX


 Investment Goal

The Fund seeks high total investment return through a combination of high current income and capital appreciation. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. In accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund is non-diversified, which means that it is not limited under the Investment Company Act of 1940 (the "1940 Act") to a percentage of assets that it may invest in any one issuer. The Fund invests primarily (at least 65% of its net assets) in fixed-income securities of issuers located outside the United States. Securities held by the Fund may be denominated in any currency and may be of issuers located in countries with emerging securities markets. The Fund invests primarily in investment-grade fixed-income securities (those rated BBB- or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are of comparable quality as determined by Loomis Sayles), although it may invest up to 35% of its assets in lower-quality fixed-income securities (commonly known as "junk bonds"). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major ratings agencies have rated the securities in one of its top four ratings categories) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or for hedging purposes.
In deciding which securities to buy and sell, Loomis Sayles may consider, among other things, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, currency considerations and Loomis Sayles' expectations regarding general trends in interest rates.


Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept currency risk. Loomis Sayles may hedge currency risk in certain instances, which may limit the Fund's gains from foreign currency movements.
The fixed-income securities in which the Fund may invest include public or private debt obligations issued or guaranteed by U.S. or non-U.S. issuers, including, but not limited to, corporations, governments (including their agencies, instrumentalities and sponsored entities), supranational entities, partnerships and trusts. The Fund may also invest in preferred stocks, convertible securities, when-issued securities, Rule 144A securities, mortgage- or asset-backed securities and zero-coupon securities issued by any of the above-named entities.
The Fund may also:
.. Invest in inflation- and index-linked securities, senior loans and structured notes.
.. Invest in common stocks. The Fund's investment in common stocks will be limited to shares acquired as a result of a financial restructuring, bankruptcy or similar transaction or from an exchange or conversion of a permissible security held in the portfolio.
.. Invest in derivatives, including options, futures and options on futures, forward contracts and swap contracts.
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.
As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


--------------------------------------------------------------------------------
8

 Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.
Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., none of the three major rating agencies (Moody's, Standard & Poor's and Fitch) has rated the security in one of its top four rating categories, or the security is unrated but judged to be of comparable quality by the Fund's adviser), are subject to greater credit risk than funds that do not invest in such securities.
Currency Risk: The risk that fluctuations in the exchange rates between the
  U.S. dollar and foreign currencies may negatively affect an investment. Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk.
Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. Lower-quality fixed-income securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Structured notes may be more illiquid than other fixed-income securities.
Foreign securities risk: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.
Interest rate risk: The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.
Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.
Mortgage-related and asset-backed securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related and asset-backed securities are subject to prepayment risks, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities.

For additional information, see the section "More About Risk."


 Evaluating the Fund's Past Performance

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.


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                                                                             9

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Investment Grade Bond Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Matthew J. Eagan, Daniel J. Fuss, Kathleen
             C. Gaffney, Steven Kaseta and Elaine
             M. Stokes
Category: Corporate Income

Ticker Symbol: Class Y
               -------
               LSIIX



 Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade fixed-income securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles). In accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Although the Fund invests primarily in investment-grade fixed-income securities, it may invest up to 10% of its assets in lower-quality fixed-income securities (also known as "junk bonds"). The Fund may invest in fixed-income securities of any maturity. The Fund will not invest in equity securities of any kind or make any equity investment.
In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).
The Fund may also:
.. Invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).
.. Invest in corporate securities, U.S. Government securities, and commercial paper.

.. Invest in zero-coupon securities, mortgage-backed securities including mortgage dollar rolls, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, and convertible securities.
.. Engage in foreign currency hedging transactions, repurchase agreements, swap transactions and securities lending. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

.. Invest in Rule 144A securities and structured notes.


As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


 Principal Investment Risks


The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.
Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivatives are also subject to credit risk and liquidity risk.


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10

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

Foreign securities risk: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

Non-U.S. shareholder risk: A significant majority of Class J shares are held by customers of a limited number of Japanese brokerage firms. Economic, regulatory, political or other developments affecting Japanese investors or brokerage firms, including decisions to invest in investment products other than the Fund, could result in a substantial number of redemptions within a relatively limited period of time. If such redemptions were to occur, the Fund would likely be required to dispose of securities that the Fund's adviser would otherwise prefer to hold, which would result in costs to the Fund and its shareholders such as increased brokerage commissions and other transaction costs, market impact costs and taxes on realized gains. In addition, the decreased size of the Fund would likely cause its total expense ratio to increase.


Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.
Mortgage-related securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. A dollar roll involves potential risks of loss in addition to those related to securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


For additional information, see the section "More About Risk."
 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


The bar chart shows the Fund's total returns for Class Y shares for each of the last ten calendar years.



                                    [CHART]
                                                                                (up triangle) Highest Quarterly
(total return+)                                                                               Return: Second Quarter 2003,
                                                                                              up 9.23%
 1998    1999    2000    2001    2002    2003    2004    2005    2006    2007   (down triangle) Lowest Quarterly
------  ------  ------  ------  ------  ------  ------  ------  ------  ------                  Return: Second Quarter 2004,
 3.31%   3.92%  11.13%   5.92%  10.84%  19.61%   9.91%   2.34%   8.07%   9.93 %                 down 3.90%




+ The returns shown for the periods prior to September 15, 2003 reflect the results of Institutional Class shares of the Fund, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund's performance to reflect Class Y expenses is based on the net expenses of the class after taking into effect the Fund's expense cap arrangement at the time of the conversion.

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                                                                             11

The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Lehman U.S. Government/Credit Index, an unmanaged index of publicly traded bonds, including U.S. government bonds, U.S. Treasury securities and corporate bonds. You may not invest directly in an index. The Fund's total returns reflect expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Lehman U.S. Government/Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.




Average Annual Total Returns+
(for the periods ended December 31, 2007)                       Past 1 Year Past 5 Years Past 10 Years
Loomis Sayles Investment Grade Bond Fund
Class Y - Return Before Taxes                                      9.93%       9.83%         8.39%
   Return After Taxes on Distributions*                            7.84%       7.33%         5.77%
   Return After Taxes on Distributions & Sales of Fund Shares*     6.40%       7.04%         5.62%
Lehman U.S. Government/Credit Index**                              7.23%       4.44%         6.01%

+ The returns shown for the periods prior to September 15, 2003 reflect the results of Institutional Class shares of the Fund which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund's performance to reflect Class Y expenses is based on the net expenses of the Class after taking into effect the Fund's expense cap arrangements at the time of the conversion.
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
** The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section "Fund Fees & Expenses."

--------------------------------------------------------------------------------
12

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Limited Term Government and Agency Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: John Hyll and Clifton V. Rowe
Category: Government Income

Ticker Symbol: Class Y
               -------
                 NELYX

 Investment Goal

The Fund seeks a high current return consistent with preservation of capital. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. In accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Loomis Sayles follows a total return-oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although not all securities selected will have these characteristics and Loomis Sayles may look for other characteristics if market conditions change:

(check mark) Average credit rating of "AAA" by Standard & Poor's Ratings Group
             ("S&P") or Fitch Investor Services, Inc. ("Fitch"), or "Aaa" by Moody's Investors Service, Inc. ("Moody's").
(check mark) Effective duration range of two to four years.

In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.
.. The analysts also conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.
.. Loomis Sayles seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.
The Fund may also:

.. Invest in investment-grade corporate notes and bonds (those rated BBB or higher by S&P or Fitch, or Baa or higher by Moody's).

.. Invest in zero-coupon bonds, Rule 144A securities and structured notes.

.. Invest in foreign bonds denominated in U.S. dollars and related foreign currency transactions.
.. Invest in asset-backed securities (if rated AAA by S&P or Fitch or Aaa by
  Moody's).
.. Invest in mortgage-related and asset-backed securities, including mortgage dollar rolls.

.. Invest in futures.


As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


 Principal Investment Risks


The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Agency securities risk: Agency securities are subject to security risk.
  Agencies of the U.S. government are guaranteed as to the payment of principal and interest of the relevant entity but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be

--------------------------------------------------------------------------------
                                                                             13
  considered to be riskier than U.S. government securities. Please see the SAI for details.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.
Foreign securities risk: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risk are also associated with foreign securities. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.
Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.
Mortgage-related and asset-backed securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related and asset-backed securities are subject to prepayment risks, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. A dollar roll involves potential risk of loss in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


For additional information, see the section "More About Risk."
 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


The Fund's current adviser assumed that function on September 1, 2003. Prior to that, it served as subadviser to the Fund, a role it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown.

The bar chart shows the Fund's total returns for Class Y shares for each of the last ten calendar years.



                                    [CHART]
                                                                                (up triangle) Highest Quarterly
(total return+)                                                                               Return: Third Quarter 1998, up
                                                                                              4.80%
 1998    1999    2000    2001    2002    2003    2004    2005    2006    2007   (down triangle) Lowest Quarterly
------  ------  ------  ------  ------  ------  ------  ------  ------  ------                  Return: Second Quarter 2004,
 6.91%  -0.32%   8.82%   7.41%   8.62%   1.83%   2.13%   1.38%   4.11%    5.51%                 down 1.71%




+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

--------------------------------------------------------------------------------
14

The table below shows how the average annual total returns (before and after taxes) for the one-year, five year and ten-year periods compare to those of the Lehman 1-5 Year Government Bond Index, an unmanaged, market-weighted index of bonds issued by the U.S. government and its agencies with maturities between one and five years. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman 1-5 Year Government Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




Average Annual Total Returns+
(for the periods ended December 31, 2007)                      Past 1 Year Past 5 Years Past 10 Years
Loomis Sayles Limited Term Government and Agency Fund
Class Y - Return Before Taxes                                     5.51%       2.98%         4.60%
   Return After Taxes on Distribution*                            3.75%       1.50%         2.66%
   Return After Taxes on Distribution & Sales of Fund Shares*     3.55%       1.67%         2.72%
Lehman 1-5 Year Government Bond Index**                           7.82%       3.38%         5.16%

+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
** The returns of the index do not reflect a deduction for fees, expenses or taxes.

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                                                                             15

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Strategic Income Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Matthew J. Eagan, Daniel J. Fuss,
             Kathleen C. Gaffney and Elaine M. Stokes
Category: Corporate Income

Ticker Symbol: Class Y
               -------
               NEZYX

 Investment Goal

The Fund seeks high current income with a secondary objective of capital growth. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including lower-quality securities, or "junk bonds") with a focus on U.S. corporate bonds, convertible securities, foreign debt instruments, including those in emerging markets and related foreign currency hedging transactions, and U.S. government securities. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers may shift the Fund's assets among various types of income-producing securities based upon changing market conditions. Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:

(check mark) Discounted share price compared to economic value
(check mark) Undervalued credit ratings with strong or improving credit profiles (check mark) Yield premium relative to its benchmark

In selecting investments for the Fund, Loomis Sayles generally employs the following strategies:
.. Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.
.. Loomis Sayles seeks to buy bonds that offer a positive yield advantage over the market and, in its view, have room to increase in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.

.. Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach provides the Fund with access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues (including convertible securities), foreign debt securities and U.S. government securities.

.. The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund generally seeks to maintain a high level of diversification as a form of risk management.
The Fund may also:
.. Invest in Rule 144A securities, structured notes, zero-coupon bonds and pay-in-kind bonds.
.. Invest in mortgage-related securities and stripped securities.
.. Invest in futures.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


 Principal Investment Risks


The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.
Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk.
Equity securities risk: The value of the Fund's investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Common stocks represent an equity or ownership


--------------------------------------------------------------------------------
16
  interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock take precedence over the claims of those who own common stock.
Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly referred to as "junk bonds") and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.
Foreign securities risk: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

Mortgage-related securities and asset-backed securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities and asset-backed securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities.


For additional information, see the section "More About Risk."
 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and since inception periods compare with those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


The bar chart shows the Fund's total returns for Class Y shares for each calendar year since the first full year of operations.



                                    [CHART]

(total return+)
                                                                (up triangle) Highest Quarterly Return: Second
 2000    2001    2002    2003    2004    2005    2006    2007                 Quarter 2003, up 12.55%
------  ------  ------  ------  ------  ------  ------  ------  (down triangle) Lowest Quarterly Return: Second
 1.04%   0.33%  15.85%  35.19%  13.22%   3.97%  12.19%    7.61%                 Quarter 2004, down 3.88%




+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Strategic Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

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                                                                             17

The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year and since inception periods compare to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten year maturities issued by the U.S. government, its agencies and U.S. corporations. They are also compared to the Lehman U.S. Universal Bond Index, an unmanaged, market-weighted index of fixed-income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Aggregate Bond Index and the Lehman U.S. Universal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




                                                                                         Since Class
Average Annual Total Returns+                                                             Inception
(for the periods ended December 31, 2007)                       Past 1 Year Past 5 Years  (12/1/99)
Loomis Sayles Strategic Income Fund
Class Y - Return Before Taxes                                      7.61%       13.95%      10.95%
   Return After Taxes on Distributions*                            5.33%       11.49%       8.14%
   Return After Taxes on Distributions & Sales of Fund Shares*     4.95%       10.65%       7.71%
Lehman Aggregate Bond Index**                                      6.97%        4.42%       6.38%
Lehman U.S. Universal Bond Index**                                 6.50%        4.99%       6.59%

+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Strategic Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

** The returns of each index do not reflect a deduction for fees, expenses or taxes. The returns of each index are calculated from December 1, 1999.

For information about Fund expenses, see the section "Fund Fees & Expenses."

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Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

 Shareholder Fees

(fees paid directly from your investment)


                                                                                           All Funds
                                                                                            Class Y
Maximum sales charge (load) imposed on purchases                                                 None
Maximum deferred sales charge (load)                                                             None
Redemption fees (Loomis Sayles Core Plus Bond Fund, Loomis Sayles High Income Fund, Loomis      2% of
   Sayles International Bond Fund and Loomis Sayles Strategic Income Fund only)            redemption
                                                                                           proceeds+*
Redemption fees (all other Funds in the Prospectus)                                             None*


+ Will be charged on redemptions and exchanges of shares held for 60 days or less. For more information, see the section "Redemption Fees."
* Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 overnight delivery. These fees are subject to change.


 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


                                                 Core Plus Bond Fund/1/     High Income Fund/2/       International Bond Fund/3/
                                                        Class Y                   Class Y                      Class Y
Management fees                                          0.43%                     0.60%                        0.60%
Distribution and/or service (12b-1) fees                 0.00%                     0.00%                        0.00%
Other expenses                                           0.32%                     0.56%*+                      0.30%*
Total annual fund operating expenses                     0.75%                     1.16%                        0.90%
Less: Fee reduction and/or expense reimbursement         0.10%++                   0.26%                        0.05%
Net Expenses                                             0.65%++                   0.90%                        0.85%
                                                   Investment Grade             Limited Term
                                                     Bond Fund/4/       Government and Agency Fund/5/ Strategic Income Fund/6/
                                                        Class Y                   Class Y                      Class Y
Management fees                                          0.40%                     0.50%                        0.56%
Distribution and/or service (12b-1) fees                 0.00%                     0.00%                        0.00%
Other expenses                                           0.15%                     0.25%                        0.18%+
Total annual fund operating expenses                     0.55%                     0.75%                        0.74%
Less: Fee reduction and/or expense reimbursement         0.00%                     0.10%++                      0.00%
Net Expenses                                             0.55%                     0.65%++                      0.74%


* "Other Expenses" are based on estimated amounts for the current fiscal year. + Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles ("Acquired Fund Fees and Expenses") of less than 0.01% of the Fund's average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
++ Fee Reduction and/or Expense Reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.
1 Loomis Sayles and Natixis Asset Management Advisors, L.P. ("Natixis Advisors") (formerly, IXIS Asset Management Advisors, L.P.), the Fund's advisory administrator, have given a binding contractual undertaking to the Loomis Sayles Core Plus Bond Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.65% annually of the Fund's average daily net assets for Class Y. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis. Without this undertaking expenses would have been higher.
2 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles High Income Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.90% annually of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.


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                                    [GRAPHIC]

 Annual Fund Operating Expenses - continued


3 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles International Bond Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.85% annually of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
4 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Investment Grade Bond Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.55% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis.
5 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Limited Term Government and Agency Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.65% annually of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
6 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Strategic Income Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.00% annually of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis.

Loomis Sayles (or Loomis Sayles and Natixis Advisors, in the case of Loomis Sayles Core Plus Bond Fund) will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a class' expenses in later periods fall below the annual rates set forth in the relevant undertaking. A class will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fees and expenses were deferred.


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 Example


This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that:

.. You invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods;
.. Your investment has a 5% return each year;
.. The Fund's operating expenses remain the same; and

.. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                                                              Limited Term
                                                                               Government
           Core Plus Bond Fund   High Income Fund Investment Grade Bond Fund and Agency Fund Strategic Income Fund
                 Class Y             Class Y               Class Y               Class Y            Class Y
1 year            $ 66                $   92                 $ 56                 $ 66               $ 76
3 years           $230                $  343                 $176                 $230               $237
5 years           $407                $  613                 $307                 $407               $411
10 years          $921                $1,386                 $689                 $921               $918
         International Bond Fund
                 Class Y
1 year            $ 87
3 years           $282


* The examples for Core Plus Bond Fund, High Income Fund, International Bond Fund and Limited Term Government and Agency Fund are based on Net Expenses for the one-year period and on the Total Annual Fund Operating Expenses for the remaining years. The Examples for all other Funds are based on the Total Annual Fund operating Expenses for all periods.

A "snapshot" of each Fund's investments may be found in the Funds' annual and semiannual reports. In addition, a list of each Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds' website at www.funds.natixis.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Funds' website at www.funds.natixis.com (click on "Fund Information," then "Our fund line-up," then the name of the Fund and scroll down to "Portfolio Highlights").


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                                    [GRAPHIC]



More About Risk


Each Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.


Correlation Risk (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment-grade quality (i.e., below a rating of Baa by Moody's or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund's adviser are subject to greater credit risk than funds that do not invest in such securities.


Currency Risk (Core Plus Bond, High Income, Investment Grade Bond and Strategic Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (Core Plus Bond, High Income and Strategic Income Funds) The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk (All Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.


Foreign Risk (All Funds) The risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, a Fund that invests in foreign securities could lose its entire investment. When a Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.



High Yield Risk (Core Plus Bond, High Income, Investment Grade Bond and Strategic Income Funds) The risk associated with investing in lower quality fixed income securities (commonly known as "junk bonds") and unrated securities of similar quality, which may be subject to greater levels of interest rate, credit and liquidity risk than other securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce a Fund's ability to sell them.

Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable.


Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk (All Funds) The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. Structured notes may be considered derivative securities and may be subject to this type of risk.


Liquidity Risk (All Funds) The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. Liquidity issues could also make it difficult to value a Fund's securities. Liquidity issues may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.


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Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.


Options, Futures, Swap Contracts and Other Derivatives Risks (All Funds, except Investment Grade Bond Fund for options and futures) A Fund may use derivatives, which are financial contacts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. These transactions are subject to changes in the underlying security or groups of securities, index or other currency instrument or rate on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk and can have a significant impact on a Fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes, including anticipatory hedging.


Political Risk (All Funds) The risk of losses directly attributable to government or political actions.

Prepayment Risk (All Funds) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk (Core Plus Bond, High Income and Strategic Income Funds) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company securities.

Valuation Risk (All Funds) The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold.

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Management Team
Meet the Funds' Investment Adviser


The Natixis Funds family (as defined below) currently includes 24 mutual funds. The Natixis Funds family had combined assets of $19.0 billion as of December 31, 2007. Natixis Funds are distributed through Natixis Distributors, L.P. (the "Distributor"). This Prospectus covers Class Y shares of the Natixis Income Funds (the "Funds" or each a "Fund"), which, along with the Natixis Equity Funds, Natixis Diversified Portfolios, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Value Fund, Natixis Cash Management Trust -- Money Market Series (the "Money Market Fund"), Westpeak 130/30 Growth Fund and Gateway Fund constitute the "Natixis Funds."


 Adviser


Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Funds. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (formerly, IXIS Asset Management U.S. Group, L.P.; herein referred to as "Natixis US"), which is part of Natixis Global Asset Management (formerly IXIS Asset Management Group). Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $129.9 billion in assets under management as of December 31, 2007. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for each of these Funds.

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the advisory administrator to the Loomis Sayles Core Plus Bond Fund. Natixis Advisors is a subsidiary of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial service entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse d'Epargne, a financial institution owned by French regional savings banks known as Caisse d'Epargne; and Banque Federale des Banques Populaires, a financial institution owned by regional cooperative banks known as Banque Populaires. Natixis US has 14 principal subsidiary or affiliated asset management firms that collectively had over $285.3 billion in assets under management at December 31, 2007. Natixis Advisors provides certain administrative and oversight services to Loomis Sayles Core Plus Bond Fund. Natixis Advisors does not determine what investments will be purchased or sold by the Funds.

The aggregate advisory fees paid by the Funds during the fiscal year ended September 30, 2007, as a percentage of each Fund's average daily net assets, were 0.43% for Loomis Sayles Core Plus Bond Fund/1/, 0.49% for Loomis Sayles High Income Fund (after reductions), 0.40% for Loomis Sayles Investment Grade Bond Fund, 0.46% for Loomis Sayles Limited Term Government and Agency Fund (after reductions), and 0.56% for Loomis Sayles Strategic Income Fund. The Loomis Sayles International Bond Fund had not commenced operations as of September 30, 2007 so no advisory fees had been paid.

A discussion of the factors considers by the Board of Trustees of the Loomis Sayles International Bond Fund in approving the Fund's investment advisory contract will be available in the Fund's semi-annual report for the fiscal period ending March 31, 2008. A discussion of the factors considered by the Funds' Board of Trustees in approving the other Funds' investment advisory contracts is available in the Funds' annual reports for the fiscal year ended September 30, 2007.
1The advisory fee for the Loomis Sayles Core Plus Bond Fund consisted of a fee of 0.216% payable to Loomis Sayles, as investment adviser to the Fund and an advisory administration fee of 0.216% payable to Natixis Advisors, as advisory administrator to the Fund.


 Portfolio Trades


In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Funds' shares or are affiliated with Natixis US or Loomis Sayles' parent company. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Securities Lending Each Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Strategies" in the Statement of Additional Information ("SAI") for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. Investments of cash collateral may also lose value or become illiquid, although each Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan, and may realize losses on the collateral investments or be required to liquidate other portfolio securities to satisfy its obligations. A Fund may pay lending fees to the party arranging the loan.


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Transactions with Other Investment Companies Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors (an affiliate of Loomis Sayles), or its affiliates ("Central Funds"). The Central Funds currently include the Money Market Fund, Institutional Daily Income Fund, Cortland Trust, Inc., and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for the Money Market Fund, which is advised by Natixis Advisors and subadvised by Reich & Tang. Because Loomis Sayles, Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Funds and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the Investment Company Act of 1940 (the "1940 Act").

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., BlackRock Investment Management, LLC ("BlackRock"), Dreman Value Management, LLC ("Dreman"), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates, L.P., Vaughan Nelson Investment Management, L.P. and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers (except BlackRock and Dreman) are subsidiaries of Natixis US and are thus "affiliated persons" under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders.


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                                    [GRAPHIC]



Management Team
Meet the Funds' Portfolio Managers



The following persons have had primary responsibility for the day-to-day management of each indicated Fund's portfolio since the date stated below. Associate Portfolio Managers are actively involved in formulating the overall strategy for the funds they manage but are not the primary decision makers. Each portfolio manager has been employed by Loomis Sayles for at least five years.

Kenneth M. Buntrock

Kenneth M. Buntrock has served as co-portfolio manager of the Loomis Sayles International Bond Fund since its inception in February 2008. Mr. Buntrock, Vice President of Loomis Sayles, began his investment career in 1974 and joined Loomis Sayles in 1997. Mr. Buntrock holds the designation of Chartered Financial Analyst. He received a B.A. from Pennsylvania State University, an M.B.A. from the University of Pittsburgh and has over 32 years of investment experience.


Matthew J. Eagan


Matthew J. Eagan has served as co-portfolio manager of the Loomis Sayles High Income Fund since May 2002 and has served as an associate portfolio manager of the Loomis Sayles Investment Grade Bond Fund since September 2006 and the Loomis Sayles Strategic Income Fund since February 2007. Mr. Eagan, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst. Mr. Eagan has over 18 years of investment experience.


Daniel J. Fuss


Daniel J. Fuss has served as portfolio manager of the Loomis Sayles Strategic Income Fund since May 1995 and has served as co-portfolio manager of the Loomis Sayles Investment Grade Bond Fund since its inception in December 1996.
Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1958 and has been at Loomis Sayles since 1976. Mr. Fuss holds the designation of Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has over 49 years of investment experience.


Kathleen C. Gaffney


Kathleen C. Gaffney has been assisting Daniel Fuss as a portfolio manager of the Loomis Sayles Strategic Income Fund since April 1996, has served as co-portfolio manager of the Loomis Sayles High Income Fund since May 2002 and has served as an associate portfolio manager of the Loomis Sayles Investment Grade Bond Fund since September 2006. Ms. Gaffney, Vice President of Loomis Sayles, began her investment career in 1984 and joined Loomis Sayles in 1984. Ms. Gaffney holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Massachusetts at Amherst and has over 23 years of investment experience.


John Hyll


John Hyll has served as co-portfolio manager of the Loomis Sayles Limited Term Government and Agency Fund since April 2003. Mr. Hyll, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 1987. Mr. Hyll received a B.A. and an M.B.A. from Baldwin-Wallace College. He has over 24 years of investment experience.

Steven J. Kaseta

Steven J. Kaseta has served as co-portfolio manager of the Loomis Sayles Investment Grade Bond Fund since February 2002. Mr. Kaseta, Vice President of Loomis Sayles, began his investment career in 1982 and joined Loomis Sayles in 1994. He received an A.B. from Harvard University and an M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kaseta has over 25 years of investment experience.


Peter W. Palfrey


Peter W. Palfrey has served as co-portfolio manager of the Loomis Sayles Core Plus Bond Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Palfrey, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 2001. Mr. Palfrey holds the designation of Chartered Financial Analyst. He received his B.A. from Colgate University and has over 24 years of investment experience.


Richard G. Raczkowski


Richard G. Raczkowski has served as a co-portfolio manager of the Loomis Sayles Core Plus Bond Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund).
Mr. Raczkowski, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 2001. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has over 21 years of investment experience.

David W. Rolley

David W. Rolley has served as co-portfolio manager of the Loomis Sayles International Bond Fund since its inception in February 2008. Mr. Rolley, Vice President of Loomis Sayles, began his investment career in 1980 and joined


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Loomis Sayles in 1994. Mr. Rolley holds the designation of Chartered Financial Analyst. He received a B.A. from Occidental College, studied graduate economics at the University of Pittsburgh and has over 26 years of investment experience.


Clifton V. Rowe


Clifton V. Rowe has served as co-portfolio manager of the Loomis Sayles Limited Term Government and Agency Fund since June 2001. Mr. Rowe, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1992 and joined Loomis Sayles in 1992. Prior to becoming a Portfolio Manager, he served as a Trader from 1999 until 2001. He holds the designation of Chartered Financial Analyst. Mr. Rowe received a B.B.A. from James Madison University, an MBA from the University of Chicago and has over 15 years of investment experience.

Lynda L. Schweitzer

Lynda L. Schweitzer has served as co-portfolio manager of the Loomis Sayles International Bond Fund since its inception in February 2008. Ms. Schweitzer, Vice President of Loomis Sayles, began her investment career in 1986 and joined Loomis Sayles in 2001. Ms. Schweitzer holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Rochester, an M.B.A. from Boston University and has over 20 years of investment experience.


Elaine M. Stokes


Elaine M. Stokes has served as associate portfolio manager of the Loomis Sayles Investment Grade Bond Fund since September 2006, the Loomis Sayles High Income Fund since February 2007 and the Loomis Sayles Strategic Income Fund since February 2007. Ms. Stokes, Vice President of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She received a B.S. from St. Michael's College and has over 20 years of investment experience.


Please see the Funds' SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Funds.



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Fund Services

Compensation to Securities Dealers



The Distributor, the Adviser and their respective affiliates will, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer's or intermediary's clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds' receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.


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                                    [GRAPHIC]




Fund Services

It's Easy to Open an Account


 To Open an Account with Natixis Funds:


1.Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

Class Y shares of the Funds may be purchased by the following entities at the following investment minimums:


A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:
    . Other mutual funds, endowments, foundations, bank trust departments or trust companies.


There is no initial or subsequent investment minimum for:

    . Wrap Fee Programs of certain broker-dealers, the adviser(s) or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.
    . Retirement Plans such as 401(a), 401(k), 457 or 403(b) plans.
    . Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Funds as set forth above.
    . Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information about such fees.

At the discretion of Loomis Sayles, employees and clients of Loomis Sayles may purchase Class Y shares of the Funds below the stated minimums. In addition, at the discretion of Natixis Advisors, clients of Natixis Advisors and its affiliates may also purchase Class Y shares of the Funds below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:
    . Insurance Company Accounts of New England Financial, Metropolitan Life
      Insurance Company ("MetLife") or their affiliates.
    . Deferred Compensation Plan Accounts of New England Life Insurance Company
      ("NELICO"), MetLife or their affiliates ("Deferred Compensation
      Accounts").
    . Separate Accounts of New England Financial, MetLife or their affiliates.

3. You should contact Natixis Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.


4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

 Certificates

Certificates will not be issued for any class of shares.

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                                    [GRAPHIC]



Fund Services
Buying Shares


                                   Opening an Account                            Adding to an Account
 Through Your Investment Dealer
                     . Call your investment dealer for information about opening or adding to an account.
                       Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 By Mail
                     . Make out a check in U.S. dollars for the     . Make out a check in U.S. dollars for the
                       investment amount, payable to "Natixis         investment amount, payable to "Natixis
 [GRAPHIC]             Funds." Third party checks, "starter"          Funds." Third party checks, "starter"
                       checks and credit card convenience checks      checks and credit card convenience checks
                       will not be accepted.                          will not be accepted.
                     . Mail the check with your completed           . Complete the investment slip from an
                       application to Natixis Funds, P.O. Box         account statement or include a letter
                       219579, Kansas City, MO 64121-9579.            specifying the Fund name, your class of
                     . Shares purchased by check are redeemable       shares, your account number and the
                       although the Fund may withhold payment         registered account name(s).
                       until the purchase check has cleared. See    . Shares purchased by check are redeemable
                       the section "Selling Restrictions."            although the Fund may withhold payment
                                                                      until the purchase check has cleared. See
                                                                      the section "Selling Restrictions."
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Call your investment dealer or Natixis       . Call your investment dealer or Natixis
                       Funds at 800-225-5478 to 1) obtain a           Funds at 800-225-5478 to request an
 [GRAPHIC]             current prospectus for the Fund into which     exchange.
                       you are exchanging and 2) request an
                       exchange.
 By Wire
                     . Mail your completed application to           . Instruct your bank to transfer funds to
                       Natixis Funds, P.O. Box 219579, Kansas         State Street Bank & Trust Company, ABA
 [GRAPHIC]             City, MO 64121-9579                            #011000028, and DDA #99011538.
                     . Call Natixis Funds to obtain an account      . Specify the Fund name, your class of
                       number and wire transfer instructions.         shares, your account number and the
                       Your bank may charge you for such a            registered account name(s). Your bank
                       transfer.                                      may charge you for such a transfer.
 Through Automated Clearing House ("ACH")
                     . Although you cannot open an account          . Call Natixis Funds at 800-225-5478 or
                       through ACH, you may add this feature by       visit www.funds.natixis.com to add shares
 [GRAPHIC]             selecting it on your account application.      to your account through ACH.
                     . Ask your bank or credit union whether it is  . If you have not signed up for the ACH
                       a member of the ACH system.                    system, please call Natixis Funds or visit
                                                                      www.funds.natixis.com for a Service
                                                                      Options Form. A medallion signature
                                                                      guarantee may be required to add this
                                                                      privilege.
                                                                    . Shares purchased through ACH may not
                                                                      be available immediately for redemption.
                                                                      See the section "Selling Restrictions."




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                                    [GRAPHIC]



Fund Services
Selling Shares

                      To Sell Some or All of Your Shares
Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section "Restrictions on Buying, Selling and Exchanging Shares."


 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 By Mail
                     . Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be
 [GRAPHIC]             redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO
                       64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street,
                       Kansas City, MO 64105-1514.
                     . Your proceeds (less any applicable redemption fee) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order. See the section "Selling Restrictions."
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478.
 [GRAPHIC]           . Call Natixis Funds to request an exchange.


 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call Natixis Funds at 800-225-5478 or indicate in your redemption request letter (see above)
 [GRAPHIC]             that you wish to have your proceeds wired to your bank.
                     . Proceeds (less any applicable redemption fee) will generally be wired on the next business day.
                       See the section "Selling Restrictions." A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call Natixis Funds at
                       800-225-5478 for a Service Options Form. A medallion signature guarantee may be required to add this privilege.
                     . Call Natixis Funds to request an ACH redemption.
                     . Proceeds (less any applicable redemption fee) will generally arrive at your bank within three business days. See the section "Selling Restrictions."
 By Telephone
                     . Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to
 [GRAPHIC]             certain restrictions. See the section "Selling Restrictions."




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                                    [GRAPHIC]




Fund Services

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

.. your address of record or bank account information has been changed within the past 30 days;

.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:
.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.


In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.


Exchanging Shares


In general, you may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any Natixis Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of the Money Market Fund subject to certain restrictions noted below. Certain Funds that offer Institutional Class shares may be subject to redemption fees. The exchange must be for at least the minimum to open an account or the total net asset value of your account, whichever is less. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.


Restrictions on Buying, Selling and Exchanging Shares


The Funds discourage excessive, short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Funds' Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under "Selling Shares."


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32

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." An account may be deemed to be one of a market timer if it makes two "round trips" in any Fund over a 90-day interval, as determined by the Fund. A "round trip" is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be "market timing."

Due to legal and operational constraints on the Investment Grade Bond Fund's ability to review and monitor the trading activity of Class J shareholders who trade in the Investment Grade Bond Fund through omnibus accounts, and after a consideration of the policies of the financial intermediaries through which Class J shares are purchased and the risks posed to other shareholders in the Investment Grade Bond Fund, the Fund's Board of Trustees has determined not to apply to Class J shareholders the specific limits on frequent trading applicable to other classes of the Investment Grade Bond Fund. In addition, the Investment Grade Bond Fund and the Distributor will not be able to monitor trade activity of Class J shareholders to the same extent as holders of other classes, which will severely limit the ability of the Investment Grade Bond Fund and the Distributor to detect or prevent market timing or other trading practices that may disadvantage the Investment Grade Bond Fund. Class J shares are offered to Japanese investors through a separate prospectus.

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary's restrictions on frequent trading in place of the Fund's own restrictions if the Fund determines, in its discretion, that the financial intermediary's restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder's trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund's underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund's policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.


Certain Funds also seek to prevent excessive and disruptive trading practices through the assessment of redemption fees on shares redeemed or exchanged within a given period after their purchase. See the section "Redemption Fees" for more information.

 Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

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                                                                             33

                                    [GRAPHIC]



Fund Services
Restrictions on Buying, Selling and Exchanging Shares (continued)


 Selling Restrictions


The table below describes restrictions placed on selling shares of any Fund described in this Prospectus. Please see the SAI for additional information regarding redemption payment policies:



               Restriction              Situation
               Each Fund may suspend    . When the New York
               the right of redemption    Stock Exchange (the
               or postpone payment for    "NYSE") is closed
               more than 7 days:          (other than a
                                          weekend/holiday) as
                                          permitted by the SEC.
                                        . During an emergency as
                                          permitted by the SEC.
                                        . During any other
                                          period permitted by
                                          the SEC.
               Each Fund reserves the   . With a notice of a
               right to suspend           dispute between
               account services or        registered owners or
               refuse transaction         death of a registered
               requests:                  owner.
                                        . With
                                          suspicion/evidence of
                                          a fraudulent act.
               Each Fund may pay the    . When it is detrimental
               redemption price in        for a Fund to make
               whole or in part by a      cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser.
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               Each Fund may withhold   . When redemptions are
               redemption proceeds for    made within 10
               10 days from the           calendar days of
               purchase date:             purchase by check or
                                          ACH to allow the check
                                          or ACH transaction to
                                          clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.


Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.


 Redemption Fees


For Class Y shares of Core Plus Bond Fund, High Income Fund, International Bond Fund and Strategic Income Fund


Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class Y shares of the Fund within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to help deter harmful short-term trading and to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.

The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Funds currently do not impose a redemption fee on a redemption of:


    . shares acquired by reinvestment of dividends or distributions of a Fund;
      or
    . shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or . shares redeemed as part of a systematic withdrawal plan; or . shares redeemed due to the death or disability of the shareholder; or


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34

    . shares redeemed by a Fund due to the shareholder's failure to satisfy the Fund's minimum balance policy or in connection with the merger or liquidation of the Fund; or
    . shares redeemed to return an excess contribution in a Natixis/Loomis-sponsored retirement plan, such as an IRA or 403(b)(7) plan, or to effect a required minimum distribution from such a retirement plan; or
    . shares redeemed in participant-directed retirement plans where the application of a redemption fee would cause a Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a "qualified default investment alternative" under ERISA.


The redemption fee also does not apply to changes of account registration or transfers within the same Fund or to shares converted from one share class to another share class of the same Fund. In these transactions, subject to systematic limitations, the redemption fee aging period will carry over to the acquired shares, such that if the acquired shares are redeemed or exchanged before the expiration of the aging period, a redemption fee will be applied.

The Funds may modify or eliminate these waivers at any time. In addition, the Funds may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.


The ability of a Fund to assess a redemption fee on transactions by underlying shareholders who own their shares through omnibus or other accounts maintained by financial intermediaries may be limited. The Funds generally do not apply redemption fees at the omnibus account level. Instead, the Funds look to financial intermediaries to assess redemption fees on underlying shareholder accounts and remit these fees to the Funds. There are no assurances that a Fund will successfully identify all financial intermediaries or that financial intermediaries will properly assess redemption fees.


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                                                                             35

                                    [GRAPHIC]



Fund Services
How Fund Shares Are Priced

"Net asset value" is the price of one share of a Fund without a sales charge and is calculated each business day using this formula:



Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  -------------------------------------------------
                            Number of outstanding shares



The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Fund's Board of Trustees, as summarized below:
.. A share's net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.
.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."/1/
.. Requests received by the Funds after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent "in good order." If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day's net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.
.. A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."


Generally, Fund securities are valued as follows:
.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.
.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

.. Short-term obligations (purchased with an original or remaining maturity of 60 days or less) -- amortized cost (which approximates market value).

.. Securities traded on foreign exchanges -- market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated.

.. Options -- the Fund generally values exchange traded options at the average of the closing bid and asked quotations.

.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.


1Please see the "Buying Shares" section which provides additional information regarding who can receive a purchase order.


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36

.. All other securities -- fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.


As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund's net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.


Dividends and Distributions


The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The Loomis Sayles Core Plus Bond Fund, Loomis Sayles High Income Fund, Loomis Sayles International Bond Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Strategic Income Fund declare and pay dividends for each class monthly. The Loomis Sayles Limited Term Government and Agency Fund declares dividends for each class daily and pays them monthly. Each Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or in Class Y shares of another Natixis Fund.
    .  Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.


Tax Consequences

Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of


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                                                                             37

                                    [GRAPHIC]



Fund Services
Tax Consequences (continued)


gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the reduced long-term capital gain rates described below, provided holding period and other requirements are met at both the shareholder and Fund level. "Qualified dividend income" generally includes dividends from domestic and some non-U.S. corporations. Income generated by investments in fixed income securities is not, and REITs is generally not, eligible for treatment as qualified dividend income. The Funds do not expect a significant portion of their distributions to be treated as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have generally been temporarily reduced to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under "Income Dividends, Capital Gain Distributions and Tax Status."


Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.


Sales or Exchanges of Fund Shares. The redemption, sale or exchange of a Fund's shares (including an exchange of Fund shares for shares of another Natixis Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of a Fund's shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year. See the SAI for more information.

Taxation of Certain Investments. Income received by a Fund from shares within foreign countries may be subject to foreign withholding and other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Funds invest in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.


Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of any Fund's dividends that are derived from such interest.


A Fund's investments in certain debt obligations, asset-backed securities, mortgage-backed securities and derivatives may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Non-U.S. Shareholders. Capital Gain Dividends will not be subject to withholding. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "Foreign Person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of a Fund beginning before January 1, 2008, the Funds generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, and
(ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. The Funds, except the Investment Grade Bond Fund, do not intend to make such designations. The Investment Grade Bond Fund intends to make such designations. Pending legislation would extend the exemption from withholding for interest-related distributions and short-term capital gain distributions for one year. At the time of this filing, it is unclear whether the legislation will be enacted.


Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however,

--------------------------------------------------------------------------------
38
be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.



--------------------------------------------------------------------------------
                                                                             39

                                    [GRAPHIC]





Financial Performance


The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Loomis Sayles International Bond Fund is newly formed and was not offered during the periods shown. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in each Fund's annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.



For a share outstanding throughout each period.

                              Income (loss) from investment operations:     Less distributions:
                              ----------------------------------------- ---------------------------

                    Net asset
                     value,                                               Dividends
                    beginning    Net        Net realized    Total from       from
                       of     investment   and unrealized   investment  net investment     Total     Redemption
                     period   income(b)     gain (loss)     operations      income     distributions   fee(e)
                    --------- ----------   --------------   ----------  -------------- ------------- ----------

CORE PLUS BOND FUND
Class Y
9/30/2007            $11.29     $0.54          $ 0.13         $0.67         $(0.60)       $(0.60)      $0.00
9/30/2006             11.46      0.51           (0.04)         0.47          (0.64)        (0.64)       0.00
9/30/2005             11.74      0.49           (0.18)         0.31          (0.59)        (0.59)       0.00
9/30/2004             11.69      0.50            0.13          0.63          (0.58)        (0.58)       0.00
9/30/2003(d)          11.33      0.41            0.35          0.76          (0.40)        (0.40)         --
12/31/2002            11.63      0.69           (0.32)         0.37          (0.67)        (0.67)         --

(a)Computed on an annualized basis for periods less than one year.
(b)Per share net investment income has been calculated using the average shares outstanding during the period.
(c)Represents the total expenses prior to advisory fee reductions and/or reimbursement of a portion of the Fund's expenses.
(d)For the nine months ended September 30, 2003.
(e)Amount rounds to less than $0.01, if applicable.
(f)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(g)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
(h)Includes expense recapture of 0.06%, if applicable.

--------------------------------------------------------------------------------
40

                                  Ratios to average net assets:
                                  ------------------------------

     Net asset        Net assets,                        Net
      value,   Total    end of       Net      Gross   investment Portfolio
      end of   return   period    Expenses  Expenses    income   turnover
      period   (%)(f)   (000's)   (%)(a)(g) (%)(a)(c)   (%)(a)   rate (%)
     --------- ------ ----------- --------- --------- ---------- ---------

      $11.36    6.1     $15,946     0.70      0.75       4.75       69
       11.29    4.3      11,986     0.80(h)   0.80(h)    4.58       91
       11.46    2.7       9,060     0.88      0.99       4.18       64
       11.74    5.5      10,941     0.94      0.98       4.30       69
       11.69    6.9      17,889     0.73      0.73       4.85       61
       11.33    3.5      18,346     0.67      0.67       6.15       65

--------------------------------------------------------------------------------
                                                                             41

                                    [GRAPHIC]




Financial Highlights


For a share outstanding throughout each period.

                                      Income (loss) from investment operations:            Less distributions:
                                      ----------------------------------------- -----------------------------------------

                           Net asset
                             value,                                               Dividends    Distributions
                           beginning     Net        Net realized    Total from       from        from net
                               of     investment   and unrealized   investment  net investment   realized        Total
                           the period income(c)     gain (loss)     operations      income     capital gains distributions
                           ---------- ----------   --------------   ----------  -------------- ------------- -------------

INVESTMENT GRADE BOND FUND
Class Y
9/30/2007                    $11.36     $0.61          $0.41          $1.02         $(0.65)       $   --        $(0.65)
9/30/2006                     11.71      0.55           0.11           0.66          (0.79)        (0.22)        (1.01)
9/30/2005                     11.85      0.54           0.28           0.82          (0.79)        (0.17)        (0.96)
9/30/2004                     11.54      0.57           0.45           1.02          (0.64)        (0.07)        (0.71)
9/30/2003                     10.23      0.61           1.46           2.07          (0.62)        (0.14)        (0.76)

(a)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(b)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)Includes expense recapture of less than 0.01% for Class Y.

--------------------------------------------------------------------------------
42

                                   Ratios to average net assets:
                                   ------------------------------

     Net asset         Net assets,                        Net
       value,   Total    end of      Net      Gross    investment Portfolio
       end of   return the period  Expenses  Expenses    income   turnover
     the period (%)(a)   (000's)    (%)(b)     (%)        (%)     rate (%)
     ---------- ------ ----------- --------  --------  ---------- ---------

       $11.73     9.3   $448,873     0.55(d)   0.55(d)    5.33       35
        11.36     6.1     76,548     0.55      0.63       4.94       35
        11.71     7.1     26,012     0.55      0.82       4.61       28
        11.85     9.2     12,543     0.55      1.08       4.92       29
        11.54    20.9     10,230     0.55      1.34       5.58       34

--------------------------------------------------------------------------------
                                                                             43

                                    [GRAPHIC]





Financial Performance


For a share outstanding throughout each period.

                                         Income (loss) from investment operations:     Less distributions:
                                         ----------------------------------------- ---------------------------

                       Net asset
                        value,                                                       Dividends
                       beginning            Net        Net realized    Total from       from
                          of             investment   and unrealized   investment  net investment     Total     Redemption
                        period           income(b)     gain (loss)     operations      income     distributions    fee
                       ---------         ----------   --------------   ----------  -------------- ------------- ----------

LIMITED TERM GOVERNMENT AND AGENCY FUND*
Class Y
9/30/2007               $11.03             $0.49          $ 0.03         $0.52         $(0.52)       $(0.52)       $--
9/30/2006                11.13              0.43           (0.06)         0.37          (0.47)        (0.47)        --
9/30/2005                11.34              0.31           (0.17)         0.14          (0.35)        (0.35)        --
9/30/2004                11.55              0.32           (0.09)         0.23          (0.44)        (0.44)        --
9/30/2003(c)             11.78              0.25           (0.08)         0.17          (0.40)        (0.40)        --
12/31/2002               11.41              0.48            0.48          0.96          (0.59)        (0.59)        --

(a)Computed on an annualized basis for periods less than one year.
(b)Per share net investment income has been calculated using the average shares outstanding during the period.
(c)For the nine months ended September 30, 2003.
(d)Represents total expenses prior to reduction of a portion of the class's transfer agent expenses.
(e)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(f)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
(g)Represents total expenses prior to advisory fee reduction and/or reimbursement of a portion of the Fund's expenses, if applicable.
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class Y shares which were reorganized into Class Y shares of the Loomis Sayles Limited Term Government and Agency Fund, effective
   September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
44

                                  Ratios to average net assets:
                                  ------------------------------

     Net asset        Net assets,                        Net
      value,   Total    end of       Net      Gross   investment Portfolio
      end of   return   period    Expenses  Expenses    income   turnover
      period   (%)(e)   (000's)   (%)(a)(f) (%)(a)(g)   (%)(a)   rate (%)
     --------- ------ ----------- --------- --------- ---------- ---------

      $11.03    4.8     $4,201      0.71      0.75       4.43       45
       11.03    3.4      2,461      0.74      0.74       3.89       50
       11.13    1.2      2,533      1.02      1.59(d)    2.77       93
       11.34    2.1      4,233      1.13      1.13       2.82       80
       11.55    1.5      6,886      0.93      0.93       2.87       53
       11.78    8.6      8,529      0.88      0.88       4.14       88


--------------------------------------------------------------------------------
                                                                             45

                                    [GRAPHIC]





Financial Performance


For a share outstanding throughout each period.

                                 Income (loss) from investment operations:     Less distributions:
                                 ----------------------------------------- ---------------------------

                       Net asset
                        value,                                               Dividends
                       beginning    Net        Net realized    Total from       from
                          of     investment   and unrealized   investment  net investment     Total     Redemption
                        period   income(b)     gain (loss)     operations      income     distributions   fee(e)
                       --------- ----------   --------------   ----------  -------------- ------------- ----------

STRATEGIC INCOME FUND*
Class Y
9/30/2007               $14.59     $0.85          $0.59          $1.44         $(0.86)       $(0.86)      $0.00
9/30/2006                14.17      0.76           0.51           1.27          (0.85)        (0.85)       0.00
9/30/2005                13.57      0.70           0.70           1.40          (0.80)        (0.80)       0.00
9/30/2004                12.58      0.78           1.11           1.89          (0.90)        (0.90)       0.00
9/30/2003(c)             10.74      0.60           1.93           2.53          (0.69)        (0.69)         --
12/31/2002                9.90      0.80           0.71           1.51          (0.67)        (0.67)         --

(a)Computed on an annualized basis for period less than one year.
(b)Per share net investment income has been calculated using the average shares outstanding during the period.
(c)For the nine months ended September 30, 2003.
(d)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(e)Amount rounds to less than $0.01, per share, if applicable.

(f)Represents total expenses prior to advisory fee reduction and/or reimbursement of a portion of the Fund's expenses, if applicable.

(g)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
* The financial information for periods prior to September 30, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class Y shares, which were reorganized into Class Y shares of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisors, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
46

                                            Ratios to average net assets:
                                            -----------------------------

     Net asset        Net assets,                             Net
      value,   Total    end of       Net      Gross        investment     Portfolio
      end of   return   period    Expenses  Expenses         income       turnover
      period   (%)(d)   (000's)   (%)(a)(g) (%)(a)(f)        (%)(a)       rate (%)
     --------- ------ ----------- --------- ---------      ----------     ---------

      $15.17    10.2   $638,868     0.74      0.74            5.67           22
       14.59     9.3    271,065     0.78      0.78            5.30           21
       14.17    10.5     50,369     0.91      0.91            4.98           14
       13.57    15.5     10,833     1.00      1.08            5.93           28
       12.58    24.0      2,193     0.97      0.97            6.83           27
       10.74    15.9      1,039     0.94      0.94            7.77           30

--------------------------------------------------------------------------------
                                                                             47

Glossary of Terms

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.


Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.


Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Whether a company is considered a "large," "medium" or "small" capitalization company for any particular Fund will depend upon the company's market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets -- A Fund's assets minus its liabilities. With respect to the Funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.


Structured Notes -- Structured notes are debt obligations whose principal and/or interest payments are determined by reference to changes in some external factor or factors, such as an interest rate or a commodities or securities index.


Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.


Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.


--------------------------------------------------------------------------------
48

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

--------------------------------------------------------------------------------
                                                                             49

If you would like more information about the Funds, the
              following documents are available free upon request:
  Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.


To order a free copy of the Funds' annual or semiannual report (when available for the Loomis Sayles International Bond Fund) or their SAIs, to request other information about the Funds and to make shareholder inquiries generally, contact your financial representative, or the Funds at:
                          Natixis Distributors, L.P.,

                     399 Boylston Street, Boston, MA 02116

                            Telephone: 800-225-5478
 The Funds' annual and semiannual reports and SAIs are available on the Funds'
                       website at: www.funds.natixis.com

         Important Notice Regarding Delivery of Shareholder Documents:
In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.


  Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C.
  Text-only copies of the Funds' reports and SAI are available free from the
   EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the
                        SEC's Public Reference Section,

                         Washington, D.C. 20549-0102.


 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings -- A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' SAI.

 Natixis Distributors, L.P. ("Natixis Distributors"), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority ("FINRA"). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives.

Investors may obtain a copy by contacting FINRA at-800-289-9999 or by visiting its Web site at www.FINRA.org.



Natixis Distributors distributes the Natixis Funds and Loomis Sayles Funds. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis
Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston,
                     MA 02116 or call us at 617-449-2828.

                  (Investment Company Act File No. 811-04323)
                  (Investment Company Act File No. 811-00242)
                  (Investment Company Act File No. 811-06241)

                                   YB51-0208

[GRAPHIC]

STATEMENT OF ADDITIONAL INFORMATION -- PART I


February 1, 2008


Loomis Sayles Core Plus Bond Fund
Loomis Sayles High Income Fund

Loomis Sayles International Bond Fund

Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Massachusetts Tax Free Income Fund
Loomis Sayles Municipal Income Fund
Loomis Sayles Strategic Income Fund


This Statement of Additional Information contains specific information which may be useful to investors but which is not included in the Prospectuses of the Natixis Funds listed above (the "Funds" and each a "Fund"). Certain information about the Funds and other Natixis funds ("Natixis Funds") is included in Part II of this Statement of Additional Information (together with this document, the "Statement"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Natixis Income and Tax Free Income Funds Class A, Class B and Class C Prospectus or the Natixis Income Funds Class Y Prospectus of the Funds each dated February 1, 2008, as from time to time revised or supplemented (the "Prospectus" or "Prospectuses"). This Statement should be read together with the Prospectuses. Investors may obtain a Prospectus without charge from Natixis Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Natixis Funds at 800-225-5478 or by visiting the Funds' website at www.funds.natixis.com.

The Funds' financial statements and accompanying notes that appear in the Funds' annual reports are incorporated by reference into Part I of this Statement. Each Fund's annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Funds' website at www.funds.natixis.com.

                                                                      XB33-0208

                               Table of Contents


                                                                           PAGE
                                                                           ----
PART I

INVESTMENT RESTRICTIONS                                                     iii
FUND CHARGES AND EXPENSES                                                  xiii
OWNERSHIP OF FUND SHARES                                                   xxiv

PART II

THE TRUSTS                                                                    3
INVESTMENT STRATEGIES AND RISKS                                               4
TEMPORARY DEFENSIVE POSITIONS                                                32
PORTFOLIO TURNOVER                                                           32
PORTFOLIO HOLDINGS INFORMATION                                               32
MANAGEMENT OF THE TRUSTS                                                     33
INVESTMENT ADVISORY AND OTHER SERVICES                                       42
PORTFOLIO MANAGEMENT INFORMATION                                             53
PORTFOLIO TRANSACTIONS AND BROKERAGE                                         57
DESCRIPTION OF THE TRUSTS                                                    61
VOTING RIGHTS                                                                61
SHAREHOLDER AND TRUSTEE LIABILITY                                            62
HOW TO BUY SHARES                                                            63
REDEMPTIONS                                                                  63
SHAREHOLDER SERVICES                                                         71
NET ASSET VALUE                                                              73
REDUCED SALES CHARGES                                                        73
TAXES                                                                        73
PERFORMANCE INFORMATION                                                      81
FINANCIAL STATEMENTS                                                         82
APPENDIX A                                                                  A-1

                            INVESTMENT RESTRICTIONS


   The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended, (the "1940 Act")). The other restrictions set forth below are not fundamental policies and may be changed by the relevant trust's Board of Trustees. Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in each Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


Loomis Sayles Core Plus Bond Fund (the "Core Plus Bond Fund") will not:

*(1)Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(2)Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

*(3)With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer (in each case excluding U.S. government securities, cash and cash equivalents and the securities of other investment companies); provided, however, this limitation does not apply to government securities as defined in the 1940 Act.

*(4)Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities and engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(5)Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(6)Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(7)Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(8)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

 (9)Write, purchase or sell options or warrants, except that the Fund may
    (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or part of a unit offering, other securities, and (b) write, purchase or sell put or call options on securities, securities indexes or futures contracts.

*(10)Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.


+(11)Invest more than 15% of the Fund's total net assets in illiquid securities
     (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

(12)Invest, under normal circumstances, less than 80% of its net assets (plus borrowings made for investment purposes) in bond investments. The term "bond investments" includes debt securities of any Maturity. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC").


(13)Invest, under normal circumstances, less than 80% of its assets in investment-grade securities those rated BBB or higher by Standard and Poor's Rating Group ("S&P") or Fitch Investor Services, Inc. ("Fitch"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis, Sayles & Company, L.P. ("Loomis Sayles").


(14)Invest more than 20% of its assets, at the time of purchase, in bonds rated below BBB by S&P or Fitch and below Baa by Moody's (commonly referred to as "junk bonds") or, if unrated, of comparable quality as determined by Loomis Sayles.

   Restrictions (2) and (10) share be interpreted based upon no-action letters and other pronouncements of the staff of the SEC.


   The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(11) above.

   In restriction (12), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

Loomis Sayles High Income Fund (the "High Income Fund") will not:

*(1)Buy more than 10% of the voting securities or more than 10% of all of the securities of any issuer, or invest to control or manage any company.

*(2)Purchase securities on "margin," except for short-term credits as needed to clear securities purchases.

*(3)Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of the value of its total assets would be invested in such securities.

*(4)Purchase securities, other than shares of the Fund, from or sell portfolio securities to its directors or officers, or firms they are affiliated with as principals, except as permitted by the regulations of the SEC.

*(5)Purchase or sell commodities or commodity contracts, or write, purchase or sell options, except that the Fund may (a) buy or sell futures contracts on securities or on securities indices and (b) write, purchase or sell put or call options on securities, on securities indices or on futures contracts of the type referred to in clause (a) of this restriction.

*(6)Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, repurchase agreements, bonds, or other evidences of indebtedness or deposits with banks or other financial institutions may be considered loans.

*(7)Make short sales of securities or maintain a short position.

*(8)Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or in securities issued by companies that invest in real estate or interests therein.

*(9)Purchase or sell interests in oil and gas or other mineral exploration or development programs, provided that the Fund may invest in securities issued by companies which do invest in or sponsor such programs.

*(10)Underwrite the securities of other issuers.

*(11)Invest more than 10% of the value of its total assets, in the aggregate, in repurchase agreements maturing in more than seven days and restricted securities.

*(12)Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water, and telephone companies will be considered as being in separate industries).

*(13)Borrow money, except as a temporary measure for extraordinary or emergency purposes, up to an amount not in excess of 33 1/3% of its total assets.

*(14)Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (13) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Loomis Sayles Funds II's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.


+(15)Invest more than 15% of the Fund's total net assets in illiquid securities
     (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).


   The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(15) above.


Loomis Sayles International Bond Fund (the "International Bond Fund") will not:

*(1)Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(2)Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

+*(3)Borrow money, except to the extent permitted under the 1940 Act.

*(4)Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(5)Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

*(6)Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(7)Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(8)Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

   Restrictions (2) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise


Loomis Sayles Investment Grade Bond Fund (the "Investment Grade Bond Fund") will not:

 (1)Invest in companies for the purpose of exercising control or management.

*(2)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor
    (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

 (5)With respect to 75% of its assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's assets (taken at current value) would then be invested in securities of a single issuer.

 (6)With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

 (7)Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and
    (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

*(8)Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(9)Borrow in excess of 10% of its assets (taken at cost) or 5% of its assets
    (taken at current value) whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(10)Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).


(11)Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)


(12)Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

(13)Write or purchase puts, calls, or combinations of both, except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(14)Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restriction (9) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(15)Invest, under normal circumstances, less than 80% of its net assets (plus borrowings made for investment purposes) in investment grade fixed-income securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

(16)Invest in equity stocks or make any other equity investments.

   The Fund intends, based on the views of the SEC to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction
(12) above.


   In restriction (15), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy due to changes in the value of its portfolio holdings or other circumstances beyond its control, it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

   For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract;, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

   In connection with the offering of its shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association: (1) that the Fund will not invest more than 15% of the Fund's net assets in securities that are not traded on a recognized exchange; (2) portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Trust, Loomis Sayles acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Loomis Sayles, on his/her own account whether in his/her own or other name (as well as a nominee's name), 15% or more of the total issued outstanding shares of such a company), acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's Prospectus and Statement of Additional Information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation); and (3) that the Fund will not, together with other registered investment companies managed by Loomis Sayles, acquire more than 50% of the voting shares of any issuer.

   If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Loomis Sayles Limited Term Government and Agency Fund (the "Limited Term Government and Agency Fund") will not:

*(1)Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

*(2)Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

*(3)Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities and engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(4)Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(5)Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(6)Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(7)Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(8)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.


 (9)Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to financial instruments or indices thereof and currencies and with respect to futures contracts on financial instruments or indices thereof.


+(10)Invest more than 15% of the Fund's total net assets in illiquid securities
     (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

(11)Invest, under normal circumstances, less than 80% of the Fund's net assets (plus borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

   Although the Fund may from time to time make short sales, issue senior securities, borrow money or pledge its assets to the extent permitted by the investment restrictions set forth above, the Fund has no current intention of engaging in such investment techniques.


   Restrictions (1) and (2) share be interpreted based upon no-action letters and other pronouncements of the staff of the SEC.


   The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(10) above.

   In restriction (11), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

Loomis Sayles Massachusetts Tax Free Income Fund (the "Massachusetts Tax Free Income Fund") will not:


*(1)Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 -1/3% of its total assets taken at cost.


*(2)Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

*(3)Act as underwriter, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(4)Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(5)Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(6)Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities.

 (7)Purchase securities restricted as to resale, if, as a result, such investments would exceed 5% of the value of the Fund's net assets.

*(8)Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(9)With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities as defined in the 1940 Act.

 (10)Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

*(11)Invest, under normal circumstances, less than 80% of the Fund's net assets
     (plus borrowings made for investment purposes) in investments the income of which is exempt from federal and Massachusetts state income tax.

 (12)Invest less than 90% of its net assets in debt obligations on which the interest is exempt from federal income tax (other than the alternative minimum tax) and Massachusetts personal income tax.

 (13)Invest more than 20% of its assets in securities on which the interest is subject to the alternative minimum tax for individuals.


   Restrictions (2) and (10) share be interpreted based upon no-action letters and other pronouncements of the staff of the SEC.


   In restriction (11), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

   The Fund may invest more than 25% of the value of its total assets in private activity bonds, the interest from which is exempt from both federal and state personal income taxes, but not more than 25% in bonds backed by non-governmental users in any one industry. However, the income from certain private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax, and it is a non-fundamental policy of the Fund that distributions from interest income on such private activity bonds, together with distributions of interest income on investments other than Tax Exempt Securities (as described under "Investment Strategies " in Part II of this Statement), will normally not exceed 10% of the total amount of the Fund's income distributions.


   The Fund will not purchase an investment if, immediately after and as a result of such purchase, less than 85% of the Fund's assets would consist of securities rated AAA, AA, A or BBB by S&P or Fitch, or Aaa, Aa, A, or Baa by Moody's or are non-rated but are considered to be of comparable quality by Loomis Sayles.

Loomis Sayles Municipal Income Fund (the "Municipal Income Fund") will not:

*(1)With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities as defined in the 1940 Act.

*(2)Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.


 (3)Invest more than 25% of its total assets (taken at current value) in private activity bonds that are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. (In the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).


*(4)Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

*(5)Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities and engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(6)Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(7)Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(8)Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(9)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.


 (10)Write, purchase, or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with regard to futures contracts.


*(11)Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

+(12)Invest more than 15% of the Fund's total net assets in illiquid securities
     (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

*(13)Invest, under normal circumstances, less than 80% of the Fund's net assets
     (plus borrowings made for investment purposes) in municipal investments the income from which is exempt from federal income tax (other than the alternative minimum tax).

(14)Invest more than 20% of the Fund's net assets in debt obligations on which the interest is subject to the alternative minimum tax for individuals.

   The Fund may invest more than 25% of its assets in private activity bonds, subject to limitation (3) above.


   Restrictions (4) and (11) share be interpreted based upon no-action letters and other pronouncements of the staff of the SEC.


   In restriction (13), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

Loomis Sayles Strategic Income Fund (the "Strategic Income Fund") will not:

*(1)Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry).

 (2)Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin).

 (3)With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer (in each case excluding U.S. government securities, cash and cash equivalents and the securities of other investment companies).

*(4)Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes.

 (5)Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets).

*(6)Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities.

*(7)Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing).

*(8)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

 (9)Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser of the Fund or accounts under any such investment adviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction).

(10)Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indices, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts.

+(11)Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain
     Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

*(12)Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts or other similar contracts and options on futures contracts, swap contracts or other similar contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar contracts or options on futures contracts, swap contracts or other similar contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

   The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(11) above.

                           FUND CHARGES AND EXPENSES

ADVISORY FEES


   Pursuant to separate advisory agreements, Loomis Sayles has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund other than the Core Plus Bond Fund and the Massachusetts Tax Free Income Fund.


   For the services described in the advisory agreements, each Fund has agreed to pay Loomis Sayles an advisory fee at the annual rate set forth in the following table:


                                                     Advisory Fee Payable by
                                                      Fund to Loomis Sayles
                                                     (as a % of average daily
Fund                         Date of Agreement       net assets of the Fund)
----                      ------------------------  --------------------------

Core Plus Bond Fund       September 1, 2003         0.2500% of the first $100
                                                    million
                                                    0.1875% of amounts in
                                                    excess of $100 million

High Income Fund          September 12, 2003,       0.600%
                          amended July 1, 2004

International Bond Fund   February 1, 2008          0.600%

Investment Grade Bond     October 30, 2000          0.400%
Fund

Limited Term Government   September 12, 2003,       0.500%
and Agency Fund           amended March 21, 2005

Massachusetts Tax Free    September 1, 2003         0.300% of the first $100
Income Fund                                         million
                                                    0.250% of amounts in
                                                    excess of $100 million

Municipal Income Fund     September 12, 2003        0.500% of the first $100
                                                    million
                                                    0.375% of amounts in
                                                    excess of $100 million

Strategic Income Fund     September 12, 2003,       0.650% of the first $200
                          amended July 1, 2005      million
                                                    0.600% of the next $1.8
                                                    billion
                                                    0.550% of amounts in
                                                    excess of $2 billion

The following table shows the total advisory fees paid by the Funds* for the last three fiscal years:



                                           Advisory Fees/1/......................
Core Plus Bond Fund..
                       10/01/04 -9/30/05.   10/01/05 -9/30/06   10/01/06 -9/30/07
                      ------------------- ------------------- -------------------
Total Advisory Fee... $           569,296 $           492,131 $           476,354
High Income Fund.....
                       10/01/04 - 9/30/05
                      ...................  10/01/05 - 9/30/06  10/01/06 - 9/30/07
                      ------------------- ------------------- -------------------
Total Advisory Fee... $           260,872 $           235,740 $           252,979
   Amount Waived.....                  --                  -- $            47,318
   Total Paid........                  --                  -- $           205,661
Investment Grade
  Bond Fund..........
                        10/01/04 -9/30/05  10/01/05 - 9/30/06  10/01/06 - 9/30/07
                      ------------------- ------------------- -------------------
Total Advisory Fee... $         1,551,924 $         1,714,761 $         4,482,250
   Amount Waived..... $           323,993                  --                  --
   Total Paid........ $         1,227,931 $         1,714,761 $         4,482,250
Limited Term
  Government and
  Agency Fund........
                       10/01/04 - 9/30/05  10/01/05 - 9/30/06  10/01/06 - 9/30/07
                      ------------------- ------------------- -------------------

Total Advisory Fee                      $785,427              $728,190           $629,029
------------------                 -------------------   ------------------ ------------------
   Amount Waived..................                                       --                 -- $ 44,936
   Total Paid.....................                                       --                 -- $584,093
Massachusetts Tax Free Income Fund
                                     10/01/04 -9/30/05    10/01/05 -9/30/06  10/01/06 -9/30/07
                                   -------------------   ------------------ ------------------
Total Advisory Fee................ $           247,582   $          228,872 $          212,514
   Amount Waived..................                                       -- $           28,465 $ 51,695
   Total Paid.....................                       $          247,582 $          200,107 $160,819
Municipal Income Fund
                                    10/01/04 - 9/30/05    10/01/05 -9/30/06  10/01/06 -9/30/07
                                   -------------------   ------------------ ------------------
Total Advisory Fee................ $           558,306   $          510,697 $          468,737
   Amount Waived..................                  --                   -- $           27,023
   Total Paid.....................                  --                   -- $          441,714
Strategic Income Fund

                                     10/01/04 -9/30/05    10/01/05 -9/30/06  10/01/06 -9/30/07
                                   -------------------   ------------------ ------------------
Total Advisory Fee................ $         7,659,002   $       18,365,690 $       44,720,043


/*/ The International Bond Fund is newly formed and has not incurred any advisory fees as of the date of this Statement.

/1/ This table does not reflect any fees paid under the advisory administration agreements described later in this Statement.

   The table below shows the class level and other expenses of the Funds* that were reimbursed for the fiscal years September 30, 2005, September 30, 2006 and September 30, 2007.



                                                      Fiscal   Fiscal  Fiscal
                                                       Year     Year    Year
                                                       Ended    Ended   Ended
Fund                                                  9/30/05  9/30/06 9/30/07
----                                                  -------- ------- --------
Loomis Sayles Core Plus Bond Fund.................... $154,449 $73,029 $128,194
Loomis Sayles High Income Fund....................... $ 61,643 $64,092 $ 55,825
Loomis Sayles Investment Grade Bond Fund.............       -- $38,905 $    830
Loomis Sayles Limited Term Government and Agency Fund       -- $70,282 $ 94,732
Loomis Sayles Massachusetts Tax Free Income Fund..... $  3,589 $35,227 $ 46,003
Loomis Sayles Municipal Income Fund..................       -- $20,044 $ 49,498
Loomis Sayles Strategic Income Fund..................       --      --       --


/*/ The International Bond Fund is newly formed and has not incurred any class level or other expenses as of the date of this Statement.

   Loomis Sayles and Natixis Asset Management Advisors, L.P. ("Natixis Advisors") (in the case of the Core Plus Bond Fund and Massachusetts Tax Free Income Fund) have given a binding contractual undertaking (for all classes of the Funds in the table below) to reduce the advisory fees and, if necessary, to bear certain expenses related to operating the Funds in order to limit their expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to the annual rates indicated below. The undertaking is in effect through January 31, 2009, and is reevaluated on an annual basis. Loomis Sayles, and Natixis Advisors as applicable, will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above (whether through reduction of its management fee or otherwise) to the extent that a class's expenses in later periods fall below the annual rate set forth in the relevant undertaking. The Fund's adviser will not be entitled to recover any such reduced fees more than one year after the end of the fiscal year in which the fee/expense was incurred.



          Fund                       Expense Limit Date of Undertaking
          ----                       ------------- -------------------
          Core Plus Bond Fund.......                February 1, 2008
             Class A................     0.90%
             Class B................     1.65%
             Class C................     1.65%
             Class Y................     0.65%
          High Income Fund..........                February 1, 2008
             Class A................     1.15%
             Class B................     1.90%
             Class C................     1.90%
             Class Y................     0.90%
          International Bond Fund...                February 1, 2008
             Class A................     1.10%
             Class C................     1.85%
             Class Y................     0.85%
          Investment Grade Bond Fund                February 1, 2008
             Class A................     0.95%
             Class B................     1.70%
             Class C................     1.70%
             Class Y................     0.55%

         Limited Term Government and Agency Fund       February 1, 2008
            Class A                              0.90%
            Class B                              1.65%
            Class C                              1.65%
            Class Y                              0.65%
         Massachusetts Tax Free Income Fund            February 1, 2008
            Class A                              0.90%
            Class B                              1.65%
         Municipal Income Fund                         February 1, 2008
            Class A                              0.90%
            Class B                              1.65%
         Strategic Income Fund                         February 1, 2008
            Class A                              1.25%
            Class B                              2.00%
            Class C                              2.00%
            Class Y                              1.00%


Advisory Administration Agreement


   Pursuant to separate advisory administration agreements, Core Plus Bond Fund and Massachusetts Tax Free Income Fund have retained Natixis Advisors to provide certain administrative and oversight services to these Funds. For the services described in the advisory administration agreements, Natixis Advisors receives fees at the annual rates set forth in the following table:



                                         Advisory Administration Fee Payable by Fund to Natixis Advisors
Fund                   Date of Agreement (as a % of average daily net assets of the Fund)
----                   ----------------- ---------------------------------------------------------------
Core Plus Bond Fund     September 1,2003          0.2500% of the first $100 million
                                                  0.1875% of amounts in excess of $100 million

Massachusetts Tax Free September 1, 2003          0.300% of the first $100 million
Income Fund                                       0.250% of amounts in excess of $100 million





Fund                               10/01/04 - 9/30/05 10/01/05 - 9/30/06 10/01/06 - 9/30/07
----                               ------------------ ------------------ ------------------
Core Plus Bond Fund...............      $569,296           $492,132           $476,353
Massachusetts Tax Free Income Fund      $247,581           $228,872           $212,514
   Amount Reduced.................            --           $ 28,465           $ 51,695
   Total Paid.....................      $247,581           $200,407           $160,819



   For the fiscal years ended September 30, 2005, September 30, 2006 and September 30, 2007, the following table shows the advisory administration fees paid by Core Plus Bond Fund and Massachusetts Tax Free Income Fund to Natixis
Advisors:

Brokerage Commissions


   In the fiscal year ended September 30, 2005, High Income Fund and Strategic Income Fund paid $680 and $93,462, respectively, in brokerage commissions. In the fiscal year ended September 30, 2006, High Income Fund and Strategic Income Fund paid $1,411 and $173,859, respectively, in brokerage commissions. In the fiscal year ended September 30, 2007, High Income Fund and Strategic Income Fund paid $297and $32,416, respectively, in brokerage commissions.


   For a description of how transactions in portfolio securities are effected and how the Funds' adviser selects brokers, see the section entitled "Portfolio Transactions and Brokerage" in Part II of this Statement.

Regular Broker-Dealers


   The table below contains the aggregate value of securities of each Fund's regular "broker-dealers"+ (or the parent of the regular broker-dealers) held by each Fund, if any, as of the fiscal year ended September 30, 2007.



                                                                     Aggregate Value of Securities of each Regular
Fund                                       Regular Broker-Dealer     Broker or Dealer (or its Parent) held by Fund
----                                   ----------------------------- ---------------------------------------------
   Core Plus Bond Fund                 Morgan Stanley                                 $3,468,217
                                       Bear Stearns & Co.                             $3,441,689
                                       Bank of America Securities                     $2,971,279
                                       Greenwich Capital Markets LLC                  $1,803,118
                                       HSBC Securities                                $1,103,945
                                       JP Morgan Securities, Inc.                     $1,007,032
                                       Goldman Sachs                                  $919,375
                                       Citigroup Global Markets                       $714,898

   High Income Fund                    Barclays Bank                                  $702,355
                                       JP Morgan Securities, Inc.                     $118,034

   Investment Grade Bond Fund          JP Morgan Securities, Inc.                     $23,189,110
                                       Barclays Bank                                  $10,808,175
                                       Citibank, N.A.                                 $6,126,277
                                       Merrill Lynch                                  $5,599,018
                                       Bank of America Securities                     $3,038,416

   Limited Term Government and Agency  JP Morgan Chase & Co.                          $1,294,755
     Fund


                                     xviii

          Strategic Income Fund.  JP Morgan Securities, Inc. $149,989,695
                                  Barclays Bank              $137,670,029
                                  Merrill Lynch              $28,834,943
                                  Citibank, N.A.             $11,587,734


+ "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

Sales Charges and 12b-1 Fees


   As explained in Part II of this Statement, the Class A, Class B and Class C shares (except in the case of the Massachusetts Tax Free Income Fund and the Municipal Income Fund, which do not offer Class C Shares) of each Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The following table shows the amounts of Rule 12b-1 fees paid by the Funds* under the Plans during the last three fiscal years. All amounts paid under the Plans during the fiscal year ended September 30, 2007 were paid as compensation to the Distributor. Compensation payable under the Plans may be paid regardless of the Distributor's expenses. The anticipated benefits to the Funds of the Plans include the ability to attract and maintain assets.

    Fund                    10/1/04-9/30/05 10/1/05-9/30/06 10/1/06-9/30/07
    ----                    --------------- --------------- ---------------
    Core Plus Bond Fund
       Class A.............   $  279,297      $  239,223      $  242,355
       Class B.............   $1,420,420      $1,182,431      $1,003,755
       Class C.............   $   62,026      $   59,983      $   92,871
    Total..................   $1,761,743      $1,481,637      $1,338,981

    High Income Fund
       Class A.............   $   61,987      $   66,667      $   78,888
       Class B.............   $  155,393      $   92,594      $   60,229
       Class C.............   $   31,446      $   33,638      $   45,851
    Total..................   $  248,826      $  192,889      $  184,968

    Investment Grade Bond
      Fund
       Class A.............   $   59,185      $  204,367      $1,029,135
       Class B.............   $   27,503      $   41,770      $  113,065
       Class C.............   $  168,309      $  481,084      $2,896,303
    Total..................   $  254,997      $  727,221      $4,038,503

    Limited Term Government
      and Agency Fund
       Class A.............   $  318,965      $  315,317      $  273,749
       Class B.............   $  131,049      $  121,713      $   81,324
       Class C.............   $   62,191      $   48,846      $   46,659
    Total..................   $  512,205      $  485,876      $  401,732

    Massachusetts Tax Free
      Income Fund
       Class A.............   $  196,494      $  183,746      $  172,258
       Class B.............   $   39,296      $   27,924      $   19,347
    Total..................   $  235,790      $  211,670      $  191,605

            Municipal Income Fund
               Class A........... $  268,285 $   241,651 $   222,720
               Class B........... $   82,344 $    63,570 $    46,593
            Total................ $  350,629 $   305,221 $   269,313

            Strategic Income Fund
               Class A........... $1,531,878 $ 4,219,448 $10,869,737
               Class B........... $1,366,616 $ 1,539,392 $ 2,134,858
               Class C........... $4,824,725 $11,663,416 $29,151,864
            Total................ $7,723,219 $17,422,256 $42,156,459



/*/ The International Bond Fund is newly formed and has not incurred any 12b-1 fees as of the date of this Statement.

   During the fiscal year ended September 30, 2007, the Distributor's expenses relating to the Funds' 12b-1 plans were as follows (Class B compensation to investment dealers excludes advanced commissions sold to a third party):


                                   Advertising/
                                   Printing and
                                    Mailing of
                                   Prospectuses                                           Interest,
                                   to other than Compensation Compensation Compensation  carrying or
                                      current         to       to Broker-    to Sales   other finance       Other
FUND                               shareholders  Underwriters   Dealers     Personnel      charges    Distribution Cost
----                               ------------- ------------ ------------ ------------ ------------- -----------------
Core Plus Bond Fund...............   $ 17,654    $   103,472  $   611,791   $   61,271       $0          $  103,871
High Income Fund..................   $ 12,402    $    20,251  $   131,714   $   11,896       $0          $   80,269
International Bond Fund*..........   $      0    $         0  $         0   $        0       $0          $        0
Investment Grade Bond Fund........   $147,174    $ 2,342,404  $ 6,448,314   $1,348,677       $0          $1,014,449
Limited Term Government and Agency
  Fund............................   $ 12,662    $    27,109  $   337,363   $   15,369       $0          $   82,276
Massachusetts Tax Free Income Fund   $  7,646    $     3,595  $   161,782   $    2,095       $0          $   49,594
Municipal Income Fund.............   $  7,689    $     3,674  $   221,395   $    2,244       $0          $   49,514
Strategic Income Fund.............   $705,118    $10,025,137  $41,880,716   $6,135,929       $0          $4,471,635



* The International Bond Fund is newly formed and had not commenced operations as of September 30, 2007.


                                     xxiii

                           OWNERSHIP OF FUND SHARES


   As of January 4, 2008, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below.*



   Fund                Shareholder and Address           Ownership Percentage
   ----                --------------------------------- --------------------
   Core Plus Bond Fund
   (Class A)           MLPF&S For The Sole Benefit              16.41%
                       Of It's Customers
                       Attn Fund Administration ML#98484
                       4800 Deer Lake Dr East - 2nd Fl
                       Jacksonville, FL 32246-6484

   (Class B)           MLPF&S For The Sole Benefit              18.26%
                       Of It's Customers
                       Attn Fund Administration ML#97CJ0
                       4800 Deer Lake Dr East - 2nd Fl
                       Jacksonville, FF 32246-6484

   (Class C)           MLPF&S For The Sole Benefit              60.46%
                       Of It's Customers
                       Attn Fund Administration ML#97UD1
                       4800 Deer Lake Dr East - 2nd Fl
                       Jacksonville, FL 32246-6484

                       Citigroup Global Markets Inc.             9.61%
                       House Account
                       11155 Red Run Blvd
                       Ownings Mills MD 21117-3256

   (Class Y)           MLPF&S For The Sole Benefit              52.78%
                       Of It's Customers
                       Attn Fund Administration ML#97PN8
                       4800 Deer Lake Dr East - 2nd Fl
                       Jacksonville, FL 32246-6484

                       Charles Schwab & Co Inc                  27.50%
                       Special Custody Account
                       For Bnft Cust
                       Attn Mutual Funds
                       101 Montgomery St
                       San Francisco, CA 94104-4122

                       Metropolitan Life Ins Co/SA DC           15.53%
                       8515 E Orchard Rd #2T2
                       Greenwood Vlg CO 80111-5002

    Fund             Shareholder and Address            Ownership Percentage
    ----             ---------------------------------- --------------------
    High Income Fund
    (Class A)        Charles Schwab & Co Inc                    7.07%
                     Special Custody Account For
                     The Exclusive Benefit of Customers
                     Attn: Mutual Funds
                     101 Montgomery Street
                     San Francisco, CA 94104-4151

                     Citigroup Global Markets Inc.              5.33%
                     House Account
                     11155 Red Run Blvd
                     Owings Mills MD 21117-3256

    (Class B)        MLPF&S For The Sole Benefit                6.90%
                     Of It's Customers
                     Attn Fund Administration ML#97CJ3
                     4800 Deer Lake Dr East - 2nd Fl
                     Jacksonville, FL 32246-6484

    (Class C)        MLPF&S For The Sole Benefit               18.98%
                     Of It's Customers
                     Attn Fund Administration ML#97UA1
                     4800 Deer Lake Dr East - 2nd Fl
                     Jacksonville, FL 32246-6484

                     Citigroup Global Markets Inc.             18.45%
                     House Account
                     11155 Red Run Blvd
                     Owings Mills MD 21117-3256

    Investment Grade
      Bond Fund/1/
    (Class A)        Merrill Lynch Pierce                      20.42%
                     Fenner & Smith Inc
                     Merrill Lynch Financial Data Svcs
                     4800 Deer Lake Dr East 3rd Flr
                     Jacksonville, FL 32246-6484

                     Citigroup Global Markets Inc.              6.31%
                     House Account
                     11155 Red Run Blvd
                     Owings Mills MD 21117-3256

        Fund      Shareholder and Address           Ownership Percentage
        ----      --------------------------------- --------------------
        (Class B) Merrill Lynch Pierce                     32.00%
                  Fenner & Smith Inc
                  Merrill Lynch Financial Data Svcs
                  Attn: Service Team
                  4800 Deer Lake Dr East 3rd Flr
                  Jacksonville, FL 32246-6484

        (Class C) Merrill Lynch Pierce                     51.21%
                  Fenner & Smith Inc
                  Merrill Lynch Financial Data Svcs
                  4800 Deer Lake Dr East 3rd Flr
                  Jacksonville, FL 32246-6484

                  Citigroup Global Markets Inc.             8.38%
                  House Account
                  11155 Red Run Blvd
                  Owings Mills MD 21117-3256

        (Class Y) Merrill Lynch Pierce                     24.60%
                  Fenner & Smith Inc
                  Merrill Lynch Financial Data Svcs
                  4800 Deer Lake Dr East 3/rd/ Flr
                  Jacksonville FL 32246-6484

                  Prudential Investment Management         13.44
                  Service FBO Mutual Fund Clients
                  3 Gateway Ctr Fl 11
                  Mulberry St
                  Newark NJ 07102-4000

                  NFS LLC FBO                               7.55%
                  Transamerica Life Insurance
                  1150 S Olive St. Ste 2700
                  Los Angeles CA 90015-2211

                  Charles Schwab & Co Inc                   6.80%
                  Attn Mutual Fund Dept
                  101 Montgomery St
                  San Francisco CA 94104-4151

Fund                    Shareholder and Address                   Ownership Percentage
----                    ----------------------------------------- --------------------

Limited Term Government
  and Agency Fund

(Class A)               NFS LLC                                          10.19%
                        Comm First Trust DBA CFTOC
                        135 Section Line Rd
                        Hot Springs, AR 71913-6431

                        Treasurer County of Lake                          5.38%
                        255 No. Forbes Street
                        Lakeport CA 95453-4747

(Class B)               MLPF&S For The Sole Benefit                       6.18%
                        Of It's Customers
                        Attn Fund Administration ML#97CH9
                        4800 Deer Lake Dr East - 2nd Fl
                        Jacksonville, FL 32246-6484

(Class C)               MLPF&S For The Sole Benefit                      35.08%
                        Of It's Customers
                        Attn Fund Administration ML#97UA3
                        4800 Deer Lake Dr East - 2nd Fl
                        Jacksonville, FL 32246-6484

                        The Bank of New York as Funds                    12.42%
                        Custodian for the City of Forsyth Georgia
                        100 Ashford Ctr N Ste 520
                        Atlanta, GA 30338-4865


                                     xxvii

   Fund               Shareholder and Address            Ownership Percentage
   ----               ---------------------------------- --------------------
   (Class Y)          Asbestos Workers Local #84                42.09%
                      Pension Plan
                      36 East Warner Road
                      Akron, OH 44319-1864

                      MLPF&S For The Sole Benefit               40.38%
                      Of It's Customers
                      Attn Fund Administration ML#97RA7
                      4800 Deer Lake Dr East - 2nd Fl
                      Jacksonville, FL 32246-6484

                      Charles Schwab & Co Inc                   10.65%
                      Special Custody Account
                      For Bnft Cust
                      Attn Mutual Funds
                      101 Montgomery St
                      San Francisco, CA 94104-4122

                      Southeastern Michigan Chapter NECA         6.69%
                      P.O. Box 4207
                      Troy, MI 48099-4207

   Massachusetts Tax
     Free Income Fund

   (Class A)          RBC Dain Rauscher FBO                      5.37%
                      Dr. Albert A Marcotte TTEE
                      Albert A Marcotte Trust
                      20 Pilgrim St.
                      Abington MA 02351-2218

   (Class B)          RBC Dain Rauscher FBO                     14.38%
                      Barbara W Rubin Ttee
                      Barbara W Rubin Living Trust
                      24 Pearl St
                      E Bridgewater, MA 02333-1742

                      MLPF&S For The Sole Benefit                9.29%
                      Of It's Customers
                      Attn Fund Administration ML#97CJ1
                      4800 Deer Lake Dr East - 2nd Fl
                      Jacksonville, FL 32246-6484

                      Craig B Warner                             8.17%
                      5411 Peppermill Ct
                      Sarasota FL 34241-7185


                                    xxviii

          Fund Shareholder and Address           Ownership Percentage
          ---- --------------------------------- --------------------
               Ann Ferestien                             6.04%
               Robert J Ferestien TTEE
               Robert J Ferestien 1994 Revocable
               Trust
               356 Central St.
               Foxboro MA 02035-2631

               Pershing LLC                              6.01%
               P.O. Box 2052
               Jersey City, NJ 07303-2052

               Augustine A Sbrogna                       5.33%
               Vera A Sbrogna JTWROS
               29129 Johnston Rd.
               Dade City FL 33523-6137

       Fund      Shareholder and Address            Ownership Percentage
       ----      ---------------------------------- --------------------
       Municipal Income Fund

       (Class B) MLPF&S For The Sole Benefit               13.55%
                 Of It's Customers
                 Attn Fund Administration Ml#97CH7
                 4800 Deer Lake Dr East - 2nd Fl
                 Jacksonville, FL 32246-6484

                 Southwest Securities Inc FBO               7.31%
                 Richard L Schnabel Revocable Trust
                 Richard L Schnabel TTEE
                 PO Box 509002
                 Dallas TX 75250-9002

       Strategic Income Fund/2/

       (Class A) Charles Schwab & Co Inc                   19.56%
                 Special Custody Account For
                 The Exclusive Benefit of Customers
                 Attn: Mutual Funds
                 101 Montgomery Street
                 San Francisco, CA 94104-4151

                 MLPF&S For The Sole Benefit               18.57%
                 Of It's Customers
                 Attn Fund Administration Ml#97GM7
                 4800 Deer Lake Dr East - 2nd Fl
                 Jacksonville, FL 32246-6484

                 Citigroup Global Markets Inc.              5.32%
                 House Account
                 11155 Red Run Blvd
                 Ownings Mills MD 21117-3256

       (Class B) MLPF&S For The Sole Benefit               39.58%
                 Of It's Customers
                 Attn Fund Administration Ml#97GM8
                 4800 Deer Lake Dr East - 2nd Fl
                 Jacksonville, FL 32246-6484

        Fund      Shareholder and Address           Ownership Percentage
        ----      --------------------------------- --------------------
        (Class C) MLPF&S For The Sole Benefit              57.33%
                  Of Its Customers
                  Attn Fund Administration Ml#97UB1
                  4800 Deer Lake Dr East - 2nd Fl
                  Jacksonville, FL 32246-6484

                  Citigroup Global Markets Inc.            13.28%
                  House Account
                  11155 Red Run Blvd
                  Owings Mills MD 21117-3256

        (Class Y) MLPF&S For The Sole Benefit              71.71%
                  Of It's Customers
                  Attn Fund Administration Ml#97UR8
                  4800 Deer Lake Dr E Fl 2
                  Jacksonville, FL 32246-6484




* Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Fund, it may be deemed to "control" such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder.


/1/ As of January 4, 2008,Merrill Lynch Pierce Fenner & Smith Inc., Merrill Lynch Financial Data Svcs, Attn: Service Team, 4800 Deer Lake Dr East 3/rd/ Flr, Jacksonville Fl 32246-6484 owned 30.99% of the Loomis Sayles Investment Grade Bond Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than Merrill Lynch Pierce Fenner & Smith.

/2/ As of January 4, 2008,Merrill Lynch Pierce Fenner & Smith Inc., MLPF&S for the Sole Benefit of It's Customers, Attn: Fund Administration ML#98484, 4800 Deer Lake Dr East 2/nd/ Flr, Jacksonville Fl 32246-6484 owned 36.69% of the Loomis Sayles Strategic Income Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than Merrill Lynch Pierce Fenner & Smith.

[LOGO OF NATIXIS FUNDS]

STATEMENT OF ADDITIONAL INFORMATION -- PART II

February 1, 2008

NATIXIS FUNDS TRUST I (formerly, IXIS Advisor Funds Trust I)

Loomis Sayles Core Plus Bond Fund ("Core Plus Bond Fund")

NATIXIS FUNDS TRUST II (formerly, IXIS Advisor Funds Trust II)

Loomis Sayles Massachusetts Tax Free Income Fund ("Massachusetts Tax Free Income Fund")

LOOMIS SAYLES FUNDS II

Loomis Sayles Global Markets Fund ("Global Markets Fund")
Loomis Sayles Growth Fund ("Growth Fund")
Loomis Sayles High Income Fund ("High Income Fund")
Loomis Sayles International Bond Fund ("International Bond Fund")
Loomis Sayles Investment Grade Bond Fund ("Investment Grade Bond Fund")
Loomis Sayles Limited Term Government and Agency Fund ("Limited Term Government and Agency Fund")
Loomis Sayles Municipal Income Fund ("Municipal Income Fund")
Loomis Sayles Research Fund ("Research Fund")
Loomis Sayles Strategic Income Fund ("Strategic Income Fund")
Loomis Sayles Value Fund ("Value Fund")


This Statement of Additional Information ("Statement") contains specific information which may be useful to investors but which is not included in the Prospectuses of the series of Natixis Funds Trust I, Natixis Funds Trust II or Loomis Sayles Funds II listed above (collectively the "Funds," with each series being known as a "Fund"). Certain data applicable to particular funds is found in Part I of this Statement of Additional Information (together with this document, the "Statement"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Natixis Income and Tax Free Income Funds Classes A, B and C Prospectus, the Natixis Income Funds Class Y Prospectus, the Natixis Equity Funds Class A, B and C Prospectus or the Natixis Equity Funds Class Y Prospectus, each dated
February 1, 2008, as from time to time revised or supplemented (each a "Prospectus" and together "Prospectuses"). Investors may obtain a Prospectus without charge from Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by calling Natixis Funds at 800-225-5478 or by visiting the Funds' website at www.funds.natixis.com.


The Funds' financial statements and accompanying notes that appear in the Funds' annual reports are incorporated by reference into this Statement. Each Fund's annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Funds' website at www.funds.natixis.com.

                               TABLE OF CONTENTS
                                    PART II


THE TRUSTS.................................................................   3
INVESTMENT STRATEGIES AND RISKS............................................   4
TEMPORARY DEFENSIVE POSITIONS..............................................  31
PORTFOLIO TURNOVER.........................................................  31
PORTFOLIO HOLDINGS INFORMATION.............................................  31
MANAGEMENT OF THE TRUSTS...................................................  32
INVESTMENT ADVISORY AND OTHER SERVICES.....................................  42
PORTFOLIO MANAGEMENT INFORMATION...........................................  52
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................  56
DESCRIPTION OF THE TRUSTS..................................................  60
VOTING RIGHTS..............................................................  60
SHAREHOLDER AND TRUSTEE LIABILITY..........................................  61
HOW TO BUY SHARES..........................................................  62
REDEMPTIONS................................................................  62
SHAREHOLDER SERVICES.......................................................  65
NET ASSET VALUE............................................................  70
REDUCED SALES CHARGES......................................................  72
TAXES......................................................................  74
PERFORMANCE INFORMATION....................................................  80
FINANCIAL STATEMENTS.......................................................  81
APPENDIX A................................................................. A-1

                                  THE TRUSTS


   Natixis Funds Trust I (formerly, IXIS Advisor Funds Trust I), Natixis Funds Trust II (formerly, IXIS Advisor Funds Trust II) and Loomis Sayles Funds II (each, a "Trust" and together, the "Trusts") are each registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. Natixis Funds Trust I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985, as amended and restated on June 2, 2005, and is a "series" company as described in Section 18(f)(2) of the Investment Company Act of 1940, as amended (the "1940 Act"). Each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:


Trust Name                                       Date
----------                                       ----
The New England Life Government Securities Trust June 1985 to August 1986
The New England Funds                            September 1986 to March 1994
New England Funds Trust I                        April 1994 to December 2000
Nvest Funds Trust I                              January 2001 to April 2001
CDC Nvest Funds Trust I                          May 2001 to April 2005
IXIS Advisor Funds Trust I                       May 2005 to August 2007
Natixis Funds Trust I                            August 2007 to present

   Natixis Funds Trust I has seven (7) separate portfolios. Seven of the portfolios have a different fiscal year end and information regarding these portfolios can be found in the Natixis Funds Statement of Additional Information dated May 1, 2007. Loomis Sayles Core Plus Bond Fund is a successor to a corporation that was organized in 1973 and reorganized as a series of Natixis Funds Trust I. The Fund commenced operations on November 7, 1973. Prior to September 15, 2003, the name of the Fund was "CDC Nvest Bond Income Fund."


   Natixis Funds Trust II is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to a Declaration of Trust dated May 6, 1931, as amended and restated on June 2, 2005, and consisted of a single Fund until January 1989, when the Trust was reorganized as a "series" company as described in Section 18(f)(2) of the 1940 Act. Each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:


Trust Name                               Date
----------                               ----
Investment Trust of Boston               May 1931 to November 1988
Investment Trust of Boston Funds         December 1988 to April 1992
TNE Funds Trust                          April 1992 to March 1994
New England Funds Trust II               April 1994 to January 2000
Nvest Funds Trust II                     January 2000 to April 2001
CDC Nvest Funds Trust II                 May 2001 to April 2005
IXIS Advisor Funds Trust II              May 2005 to August 2007
Natixis Funds Trust II                   August 2007 to present


   Natixis Funds Trust II has two (2) separate portfolios. One of the portfolios has a different fiscal year end, and information regarding this portfolio can be found in the Natixis Funds Statement of Additional Information dated May 1, 2007. The Loomis Sayles Massachusetts Tax Free Income Fund is a successor to an investment company that was organized in 1984 and reorganized as a series of the Trust in January 1989. Prior to September 15, 2003, the name of the Fund was "CDC Nvest Massachusetts Tax Free Income Fund."

   Loomis Sayles Funds II is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated February 20, 1991, as amended and restated on July 21, 2005, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. Each series of the Trust (except the Loomis Sayles International Bond Fund) is diversified. Prior to July 1, 2003, Loomis Sayles Funds II was named "Loomis Sayles Funds."


   Loomis Sayles Funds II has thirteen (13) separate portfolios. The Loomis Sayles Global Markets Fund was organized in Massachusetts and commenced operations on May 1, 1996 and was converted to a multi-class structure on February 1, 2006. Prior to February 1, 2006, the name of the Fund was "Loomis Sayles Worldwide Fund." The Loomis Sayles Growth Fund was organized in Massachusetts and commenced operations on May 16, 1991 and was converted to a multi-class structure on September 12, 2003. The Loomis Sayles High Income Fund commenced operations on February 22, 1984 and was reorganized from Natixis Funds Trust I into Loomis Sayles Funds II on September 12, 2003. Prior to September 15, 2003, the name of the Fund was "CDC Nvest High Income Fund." The Loomis Sayles International Bond Fund commenced operations on February 1, 2008. The Loomis Sayles Investment Grade Bond Fund was organized in Massachusetts and commenced operations on December 31, 1996 and was converted to a multi-class structure on September 12, 2003. The Loomis Sayles Limited Term Government and Agency Fund commenced operations on January 3, 1989 and was reorganized from Natixis Funds Trust I into Loomis Sayles Funds II on September 12, 2003. Prior to February 1, 2004, the name of the Fund was "Loomis Sayles Limited Term U.S. Government Fund" and prior to September 15, 2003, the name of the Fund was "CDC Nvest Limited Term U.S. Government Fund." The Loomis Sayles Municipal Income Fund is the successor of NEL Tax Exempt Bond Funds, Inc. which commenced operations in 1977 and was reorganized from Natixis Funds Trust I into Loomis Sayles Funds II on September 12, 2003. Prior to September 15, 2003, the Municipal Income Fund was named "CDC Nvest Municipal Income Fund." The Loomis Sayles Research Fund was organized in Massachusetts and commenced operations on July 31, 2000 and was converted to a multi-class structure on September 12, 2003. The Loomis Sayles Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995, and was reorganized from Natixis Funds Trust I into Loomis Sayles Funds II on September 12, 2003. Prior to
September 15, 2003, the name of the Fund was "CDC Nvest Strategic Income Fund." The Loomis Sayles Value Fund was organized in Massachusetts and commenced operations on May 13, 1991 and was converted to a multi-class structure on June 1, 2007.

                        INVESTMENT STRATEGIES AND RISKS

Investment Restrictions


   The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices, which may be used by the adviser of a Fund in managing the Fund. Each Fund's principal strategies are detailed in its Prospectus. This Statement describes some of the non-principal strategies the Funds may use, in addition to providing additional information about their principal strategies. The list under each category below is not intended to be an exclusive list of securities, instruments and practices for investment. Unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the Prospectus, under "Investment Restrictions" in Part I of this Statement, or under applicable law, each Fund may engage in each of the strategies and invest in each security and instrument listed below. The adviser may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specifically enumerated under each category. The adviser may invest in any security that falls under the specific category including securities that are not listed below. The Prospectus or this Statement will be updated if a Fund begins to engage in investment practices that are not described in a Prospectus or this Statement.



 Fund                 Securities                 Practices
 ----                 ----------                 ---------
 Core Plus Bond Fund  Debt Securities            Futures Contracts
                      (Adjustable Rate Mortgage  Illiquid Securities
                      Securities, Asset-backed   Options
                      Securities,                Swap Contracts
                      Collateralized Mortgage    When-issued Securities
                      Obligations, Mortgage      Repurchase Agreements
                      Dollar Rolls, Pay-in-Kind  Foreign Currency Transactions
                      Securities, Preferred
                      Stock, Structured Notes,
                      Stripped Securities,
                      Zero-Coupon Securities,
                      Convertible Securities,
                      Inflation-Linked Bonds,
                      Real Estate Investment
                      Trusts)
                      Equity Securities
                      (Investment Companies)
                      Foreign Securities
                      (Depositary Receipts,
                      Supranational Entities)
                      Money Market Instruments

 Fund                Securities                   Practices
 ----                ----------                   ---------
 Global Markets Fund Debt Securities (Adjustable  Futures Contracts
                     Rate Mortgage Securities,    Options
                     Convertible Securities,      Swap Contracts
                     Lower Quality Debt           Illiquid Securities
                     Securities, Preferred        Repurchase Agreements
                     Stock, U.S. Government       Securities Lending
                     Securities, Structured       Foreign Currency Transactions
                     Notes, Stripped Securities,
                     Mortgage-Backed Securities,
                     Inflation-Linked Bonds,
                     Real Estate Investment
                     Trusts)
                     Equity Securities (Growth
                     Stocks, Investment
                     Companies, Rule 144A
                     Securities and Section 4(2)
                     Commercial Paper, Value
                     Stocks, Warrants)
                     Foreign Securities
                     (Supranational Entities)
                     Money Market Instruments

 Growth Fund         Debt Securities (Preferred   When-issued Securities
                     Stock, U.S. Government       Futures Contracts
                     Securities, Zero-Coupon      Options
                     Securities,                  Swap Contracts
                     Inflation-Linked Bonds,      Private Placements
                     Convertible Securities)      Repurchase Agreements
                     Equity Securities (Growth    Foreign Currency Transactions
                     Stocks, Real Estate
                     Investment Trusts, Small
                     Capitalization Companies,
                     Value Stocks, Investment
                     Companies, Warrants, Rule
                     144A Securities and Section
                     4(2) Commercial Paper)
                     Foreign Securities
                     Money Market Instruments

 High Income Fund    Debt Securities (Adjustable  When-issued Securities
                     Rate Mortgage Securities,    Illiquid Securities
                     Asset-backed Securities,     Options
                     Collateralized Mortgage      Swap Contracts
                     Obligations, Convertible     Repurchase Agreements
                     Securities, Preferred        Foreign Currency Transactions
                     Stock, Stripped Securities,
                     Structured Notes, Step
                     Coupon Securities, U.S.
                     Government Securities,
                     Mortgage-Backed Securities,
                     Inflation-Linked Bonds,
                     Real Estate Investment
                     Trusts)
                     Equity Securities (Growth
                     Stocks, Investment
                     Companies, Value Stocks,
                     Rule 144A Securities and
                     Section 4(2) Commercial
                     Paper)
                     Foreign Securities
                     (Depository Receipts,
                     Supranational Entities)
                     Money Market Instruments

 Fund                      Securities            Practices
 ----                      ----------            ---------
 International Bond Fund   Debt Securities       Repurchase Agreements
                           (Asset-backed         Swap Contracts
                           Securities,           Futures Contracts
                           Mortgage-Backed       Options Contracts
                           Securities,           Exchange Contracts
                           Preferred Stock,      When-issued Securities
                           Structured Notes,     Foreign Currency Transactions
                           Rule 144A
                           Securities, Section
                           4(2) Commercial
                           Paper, Investment
                           Grade Fixed Income
                           Securities, Lower
                           Quality Fixed Income
                           Securities, U.S.
                           Government
                           Securities,
                           Corporate
                           Securities,
                           Inflation-Linked and
                           Inflation-Indexed
                           Securities,
                           Mortgage-Related
                           Securities,
                           Securities Lending,
                           Adjustable Rate
                           Mortgage Securities,
                           Convertible
                           Securities,
                           Pay-in-Kind
                           Securities,
                           Collateralized
                           Mortgage
                           Obligations, Bank
                           Loans, Stripped
                           Securities, Senior
                           Floating Rate Loans,
                           Tax Exempt
                           Securities)
                           Equity Securities
                           (Growth Stocks,
                           Investment
                           Companies, Value
                           Stocks, Rule 144A
                           Securities and
                           Section 4(2)
                           Commercial Paper)
                           Foreign Securities
                           (Government
                           Securities, Bonds,
                           Emerging Markets,
                           Foreign Currency
                           Exchange
                           Transactions,
                           Supranational
                           Entities, Depository
                           Receipts)
                           Money Market
                           Instruments

 Investment Grade Bond     Debt Securities       Options
 Fund                      (Asset-backed         Repurchase Agreements
                           Securities,           Foreign Currency Transactions
                           Preferred Stock,
                           Stripped Securities,
                           Mortgage-Backed
                           Securities,
                           Pay-in-Kind Bonds,
                           Inflation-Linked
                           Bonds)
                           Equity Securities
                           (Investment
                           Companies)
                           Foreign Securities
                           (Depository
                           Receipts,
                           Supranational
                           Entities)
                           Money Market
                           Instruments

 Limited Term Government   Debt Securities       When-issued Securities
 and Agency Fund           (Adjustable Rate      Futures Contracts
                           Mortgage Securities,  Options
                           Collateralized        Illiquid Securities
                           Mortgage              Swap Contracts
                           Obligations,          Repurchase Agreements
                           Mortgage Dollar       Foreign Currency Transactions
                           Rolls, Preferred
                           Stock, Stripped
                           Securities,
                           Pay-in-Kind Bonds,
                           Asset-backed
                           Securities,
                           Mortgage-Backed
                           Securities,
                           Convertible
                           Securities,
                           Inflation-Linked
                           Bonds, Real Estate
                           Investment Trusts)
                           Equity Securities
                           (Investment
                           Companies)
                           Foreign Securities
                           (Depository
                           Receipts,
                           Supranational
                           Entities)
                           Money Market
                           Instruments

 Massachusetts Tax Free    Debt Securities       Insurance on Portfolio
 Income Fund               (Adjustable Rate      Holdings
                           Mortgage Securities,  When-issued Securities
                           Mortgage-Related      Options
                           Securities, Stripped  Illiquid Securities
                           Securities,           Reverse Repurchase Agreements
                           Pay-in-Kind           Swap Contracts
                           Securities, Tax       Repurchase Agreements
                           Exempt Securities,
                           U.S. Government
                           Securities,
                           Pay-in-Kind Bonds,
                           Preferred Stock,
                           Mortgage-Backed
                           Securities,
                           Asset-backed
                           Securities,
                           Convertible
                           Securities,
                           Inflation-Linked
                           Bonds, Real Estate
                           Investment Trusts)
                           Equity Securities
                           (Investment
                           Companies)
                           Money Market
                           Instruments

Fund                     Securities                                Practices
----                     ----------                                ---------
Municipal Income Fund    Debt Securities                           Insurance on Portfolio Holdings
                         (Adjustable Rate                          When-issued Securities
                         Mortgage                                  Options
                         Securities,                               Illiquid Securities
                         Preferred Stock,                          Swap Contracts
                         Tax Exempt                                Repurchase Agreements
                         Securities,
                         Stripped Securities,
                         U.S.
                         Government
                         Securities, Pay-in-Kind
                         Bonds,
                         Mortgage-Backed
                         Securities,
                         Asset-backed
                         Securities,
                         Convertible
                         Securities,
                         Inflation-Linked
                         Bonds, Real Estate
                         Investment Trusts)
                         Equity Securities
                         (Investment
                         Companies)
                         Money Market Instruments

Research Fund            Debt Securities                           When-Issued Securities
                         (Collateralized                           Private Placements
                         Mortgage                                  Repurchase Agreements
                         Obligations,                              Foreign Currency Transactions
                         Preferred Stock,
                         U.S. Government
                         Securities,
                         Zero-Coupon
                         Securities,
                         Inflation-Linked
                         Bonds, Convertible
                         Securities)
                         Equity Securities
                         (Growth Stocks, Mid
                         Capitalization
                         Companies, Small
                         Capitalization
                         Companies,
                         Investment
                         Companies, Large
                         Capitalization
                         Companies, Value
                         Stocks, Warrants,
                         Rule 144A
                         Securities and
                         Section 4(2)
                         Commercial Paper)
                         Money Market Instruments

Strategic Income Fund    Debt Securities                           Initial Public Offerings
                         (Adjustable Rate                          Futures Contracts
                         Mortgage                                  When-issued Securities
                         Securities,                               Options
                         Asset-backed                              Swap Contracts
                         Securities, Bank                          Illiquid Securities
                         Loans,                                    Short Sales
                         Collateralized                            Reverse Repurchase Agreements
                         Mortgage                                  Repurchase Agreements
                         Obligations,                              Foreign Currency Transactions
                         Preferred Stock,
                         Step Coupon
                         Securities,
                         Inflation-Linked
                         Bonds, Real Estate
                         Investment Trusts)
                         Equity Securities
                         (Growth Stocks,
                         Investment
                         Companies, Value
                         Stocks, Rule 144A
                         Securities and
                         Section 4(2)
                         Commercial Paper)
                         Foreign Securities
                         (Depository
                         Receipts,
                         Supranational
                         Entities)
                         Money Market Instruments

Value Fund               Debt Securities                           Securities Lending
                         (Convertible                              Repurchase Agreements
                         Securities,                               Foreign Currency Transactions
                         Preferred Stock)
                         Equity Securities
                         (Growth Stocks,
                         Warrants, Real
                         Estate Investment
                         Trusts, Rule 144A
                         Securities and
                         Section 4(2)
                         Commercial Paper,
                         Investment
                         Companies, Value
                         Stocks)
                         Foreign Securities
                         Money Market Instruments


Investment Strategies

TYPES OF SECURITIES

Debt Securities

   Each of the Funds may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities. Debt securities include a broad array of short-, medium- and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

   Risks. Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer's general taxing power, (ii) a specific type of tax, such as a property tax, or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer, war, natural disasters, terrorism or other major events. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate and municipal debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. Generally, the value of debt securities falls when market rates of interest are rising. Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.


   Because interest rates vary, it is impossible to predict the income of a Fund that invests in debt securities for any particular period. Fluctuations in the value of a Fund's investments in debt securities will cause the Fund's net asset value to increase or decrease.

Adjustable Rate Mortgage Security ("ARM")


   An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest, as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Since the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


Asset-Backed Securities


   The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Mortgage-backed securities are a type of asset-backed security. Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation structure (described below). Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Fund will ordinarily reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.


Bank Loans


   Some Funds may invest in bank loans, which include senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower's capital structure, may be secured by the borrower's assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A Fund's investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. A Fund may participate in the primary syndicate for a loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). A Fund may also acquire a participation interest in another lender's portion of the senior loan.

Collateralized Mortgage Obligations ("CMOs")


   Some Funds may invest in CMOs. CMOs are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities. CMOs involve risks similar to those described under "Mortgage-Related Securities" below.


Convertible Securities


   Some Funds may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Since convertible securities may be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed income securities, but usually provide a lower yield than comparable fixed-income securities. Many convertible securities are relatively illiquid.

Fixed-Income Securities

   Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. In addition, the prices of fixed-income securities generally vary inversely with changes in interest rates. Prices of fixed-income securities may also be affected by items related to a particular issue or to the debt markets generally. The net asset value of a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

   Investment Grade Fixed Income Securities. To be considered investment grade quality, at least one of the three major rating agencies (Fitch Investor Services, Inc. ("Fitch"), Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P)) must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

   Lower Quality Fixed Income Securities. Lower quality fixed income securities (commonly referred to as "junk bonds") are below investment grade quality. To be considered below investment grade quality, none of the major rating agencies must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

   Lower quality fixed income securities are subject to greater credit risk and market risk than higher quality fixed income securities. Lower quality fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If a Fund invests in lower quality fixed income securities, a Fund's achievement of its objective may be more dependent on Loomis Sayles' own credit analysis than is the case with funds that invest in higher quality fixed income securities. The market for lower quality fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower quality fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower quality fixed income securities may be in poor standing or in default and typically have speculative characteristics.

   For more information about the ratings services' descriptions of the various rating categories, see Appendix A. A Fund may continue to hold fixed income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

Inflation-Linked and Inflation-Indexed Securities


   Some Funds may invest in inflation-linked bonds. The principal amount of these bonds increases with increases in the price index used as a reference for the bonds. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal (as adjusted) by a fixed coupon rate.

   Although inflation-indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation linked bonds generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation linked bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rate might rise, leading to a decrease in the value of inflation linked bonds. If inflation is lower than expected during a period a Fund holds inflation linked bonds, the Funds may earn less on such bonds than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation linked bonds may not be protected to the extent that the increase is not reflected in the price index used as a reference for the bonds. There can be no assurance that the price index used for an inflation linked bond will accurately measure the real rate of inflation in the prices of goods and services. Inflation-linked and inflation-indexed securities include Treasury Inflation-Protected Securities issued by the U.S. government (see "U.S. Government Securities" for additional information), but also may include securities issued by state, local and non-U.S. governments and corporations and supranational entities.


Mortgage Dollar Rolls


   Some Funds may enter into mortgage dollar rolls. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will designate on its records or segregate with its custodian bank assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that a Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Mortgage-Related Securities


   Some Funds may invest in mortgage-related securities, such as Government National Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA") certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase, and slower-than-expected prepayments tend to reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by a Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of a Fund by increasing the average life of the Fund's portfolio securities.


Pay-in-Kind Securities


   Some Funds may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Preferred Stock

   Some Funds may invest in preferred stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.


Rule 144A Securities and Section 4(2) Commercial Paper


   Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act"). A Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid unless the adviser has determined, under guidelines established by the Trusts' Board of Trustees, that the particular issue is liquid.


Step-Coupon Securities


   Some Funds may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

"Stripped" Securities


   Some Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff's position. Stripped securities may be considered derivative securities.


Structured Notes


   Some Funds may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) or commodity index, a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

   Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund's exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as commodities or stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a Fund's portfolio as a whole.


   Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of a Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the adviser's analysis of the issuer's creditworthiness and financial prospects, and of the adviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply. Structured notes may be considered derivative securities.

Tax Exempt Securities


   The Funds, especially the Municipal Income Fund and the Massachusetts Tax Free Income Fund (together the "Tax Free Income Funds"), may invest in "Tax Exempt Securities," which term refers to debt securities, the interest from which is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the respective Fund's portfolio manager to be reliable), exempt from federal income tax and, in the case of the Massachusetts Tax Free Income Fund, exempt from Massachusetts state personal income taxes (other than the possible incidence of any alternative minimum taxes). Tax Exempt Securities include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for federal operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term "Tax Exempt Securities" if the interest paid thereon, is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund's portfolio manager to be reliable), exempt from federal income tax and, in the case of the Massachusetts Tax Free Income Fund, exempt from Massachusetts state personal income taxes.

   The ability of the Tax Free Income Funds to invest in securities other than tax-exempt securities is limited by a requirement of the Internal Revenue Code of 1986(the "Code"), that, in order to be qualified to pay exempt-interest dividends, at least 50% of the value of the Fund's total assets be invested in obligations the interest on which is exempt from federal income tax at the end of each calendar quarter.


   Funds that invest in certain tax-exempt bonds or certain private activity bonds may not be a desirable investment for "substantial users" of facilities financed by such obligations or bonds or for "related persons" of substantial users. You should contact your financial adviser or attorney for more information if you think you may be a "substantial user" or a "related person" of a substantial user.

   There are variations in the quality of Tax Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A).

   The two principal classifications of tax-exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax-exempt private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds are usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds are the responsibilities of the corporate user (and any guarantor).

   The yields on Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Further, information about the financial condition of an issuer of tax-exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded. The ratings of Moody's and S&P represent their opinions as to the quality of the Tax Exempt Securities, which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but the Fund's adviser will consider such an event as part of its normal, ongoing review of all the Fund's portfolio securities.

   The Tax Free Income Funds do not currently intend to invest in so-called "moral obligation" bonds, in which repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by such Fund.


   Securities in which a Tax Free Income Fund may invest, including Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, legal or political developments might affect all or a substantial portion of a Fund's Tax Exempt Securities in the same manner.


   From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of Tax-Exempt Securities for investment by the Tax Free Income Funds and the value of such Funds' portfolios could be materially affected, in which event such Funds would reevaluate their investment objectives and policies and consider changes in their structure or dissolution.

   All debt securities, including tax-exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues.

   The Commonwealth of Massachusetts and certain of its cities and towns and public bodies have from time to time encountered financial difficulties that have adversely affected their respective credit standings and borrowing abilities. Such difficulties could, of course, affect outstanding obligations of such entities, including obligations held by the Massachusetts Tax Free Income Fund.

U.S. Government Securities

The Funds may invest in some or all of the following U.S. government securities:

    U.S. Treasury Bills-Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

    U.S. Treasury Notes and Bonds-Direct obligations of the U.S. Treasury issued in maturities that vary between one and 30 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

    Treasury Inflation-Protected Securities ("TIPS")- Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

    "Ginnie Maes"-Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. The GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Funds, which reinvest any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

    "Fannie Maes"-The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

    "Freddie Macs"-The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal. Freddie Macs are not backed by the full faith and credit of the U.S. government.


   Risks. U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as Fannie Maes and Freddie Macs are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. FNMA and FHLMC have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.


   See "Mortgage-Related Securities" above for additional information on these securities.


   The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Zero-Coupon Securities


   Some Funds may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Code, a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because a Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell such securities at such time.

Equity Securities


   Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and may include common and preferred stocks, securities exercisable for, or convertible into, common or preferred stocks, such as warrants, convertible debt securities and convertible preferred stock, and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event that an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.


   While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. Therefore, the value of your investment in a Fund that invests in equity securities may sometimes decrease. A Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Capitalization Companies" below. A Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities, may be more difficult to sell under some market conditions.

Growth Stocks and Value Stocks


   Some Funds may invest in growth stocks and value stocks. Growth stocks are those stocks of companies that the adviser believes have earnings that will grow faster than the economy as a whole. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the adviser's assessment of the prospects for a company's earnings growth is wrong, or if its judgment of how other investors will value the company's earnings growth is wrong, then the price of that company's stock may fall or may not approach the value that the adviser has placed on it.

   Value stocks are those stocks of companies that are not expected to experience significant earnings growth, but that the adviser believes are undervalued compared to their true worth. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the adviser's assessment of a company's prospects is wrong or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that the adviser has placed on it. The Fund generally invests a significant portion of its assets in value stocks.


   Many stocks may have both "growth" and "value" characteristics, and for some stocks it may be unclear which category, if any, they fit into.

Investment Companies


   Some Funds may invest in other investment companies. Investment companies, including companies such as "iShares," "SPDRs" and "VIPERs," are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company's expenses, including advisory fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

   Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a Fund's adviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. In addition, it may be efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.


Market Capitalizations


   Some Funds may invest in companies with small, medium or large market capitalizations. The market capitalization ranges allowable for investments of each Fund are defined in reference to the benchmark of the specific Fund. Large capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Mid capitalization companies are generally medium size companies that are not as established as large capitalization companies and may be more volatile.

.. Small Capitalization Companies -- Some may invest in companies with relatively small market capitalizations. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The net asset value of Funds that invest in companies with relatively small market capitalizations therefore may fluctuate more widely than market averages.


Real Estate Investment Trusts (REITs)


   Some Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real-estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

   REITs may have limited financial resources, may trade less frequently and in limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

   A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund's making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from a REIT will not qualify for the corporate dividends-received deduction or, generally, for treatment as qualified dividend income.


Warrants and Rights


   Some Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are often freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.

   Some Funds may invest in low exercise price call warrants, which are equity call warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue. Low exercise price call warrants are typically used to gain exposure to stocks in difficult to access local markets. The warrants typically have a strike price set such that the value of the warrants will be identical to the price of the underlying stock. The value of the warrants is correlated with the value of the underlying stock price and therefore, the risk and return profile of the warrants is similar to owning the underlying securities. In addition, the owner of the warrant is subject to the risk that the issuer of the warrant (i.e., the counterparty) will default on its obligations under the warrant. The warrants have no voting rights. Dividends issued to the warrant issuer by the underlying company will generally be distributed to the warrant holders, net of any taxes or commissions imposed by the local jurisdiction in respect of the receipt of such amount. In addition, the warrants are not exchangeable into shares of the underlying stock. Low exercise price call warrants are typically sold in private placement transactions, may be illiquid, and may be classified as derivative instruments.


Foreign Securities


   Some Funds may invest in foreign securities. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers. The non-U.S. securities in which a Fund may invest, all or a portion of which may be non-U.S. dollar denominated, may include, among other investments: (a) debt obligations issued or guaranteed by non-U.S. national, provincial, state, municipal or other governments or by their agencies or instrumentalities, including "Brady Bonds"; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers; and (e) non-U.S. dollar denominated securities of U.S. corporate issuers. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers. For the Loomis Sayles International Bond Fund, "Issuers located outside the U.S." include non-U.S. national, provincial, state, municipal or other governments or their agencies or instrumentalities, supranational entities and those issuers
(a) organized under the laws of, (b) whose securities have their principal trading markets in, (c) deriving at least 50% of their revenues or profits from goods sold, investments made, or services performed in, or (d) having at least 50% of their assets located in countries other than the U.S.


   There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

   Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. To the extent a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

   Although a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

   In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time each Fund determines its net asset value ("NAV"), the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund's shares by virtue of their transaction, if those prices reflect the fair value of the foreign securities. Although each Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Fund uses fair value pricing, see "Net Asset Value."


Depositary Receipts


   Some Funds may invest in foreign equity securities by purchasing "depositary receipts." Depositary receipts are instruments issued by banks that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and the price may be more volatile than sponsored depositary receipts. American Depositary Receipts ("ADRs") are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency risk.


Emerging Markets

   Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, very limited numbers of potential buyers for such securities, less developed custodial and deposit systems and delays and disruptions in securities settlement procedures.

   In determining whether to invest in securities of foreign issuers, the adviser of the Fund may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce a Fund's net income available for distribution to shareholders.

Supranational Entities


   Some Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described below under "Foreign Currency Transactions."


Foreign Currency Transactions


   Some Funds may engage in foreign currency transactions. Many foreign securities in a Fund's portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.


   A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.


   To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund either "earmarked" on the Fund's records or in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. A Fund's use of currency transactions may be limited by tax considerations. The adviser may decide not to engage in currency transactions, and there is no assurance that any currency strategy used by a Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when they would be beneficial. A Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures Contracts," "Options" and "Swap Contracts" below.

   The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund's assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

   Because the Funds may invest in ADRs, changes in foreign economies and political climates are more likely to affect the Funds than a mutual fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If a Fund's portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the Fund than a fund that is not over-weighted in that region.

Money Market Instruments


   Each Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, a Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes.

   Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

TYPES OF PRACTICES

Derivative Instruments


   Some Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Examples of derivative instruments that a Fund may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options, swap agreements and debt-linked and equity-linked securities.

Repurchase Agreements

   A Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by a Fund. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto,
(ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.


Reverse Repurchase Agreements


   Some Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the applicable Fund's records at the trade date and maintained until the transaction is settled. Reverse repurchase agreements are economically similar to secured borrowings by the Funds.

.. Dollar Rolls. Dollar rolls are a special type of reverse repurchase agreement in which the portfolio instrument transferred by the Fund is a mortgage-related security. The Fund gives up the cash flows during the transaction period but has use of the cash proceeds.

When-Issued Securities

   "When-issued" securities are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve a Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to a Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. When-issued securities may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. A Fund will either designate on its records or cause its custodian to establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.


Illiquid Securities


   Some Funds may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time or at the price at which the Fund values the security. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

   Some Funds may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. Some Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by each Trust's Board of Trustees, that the particular issue is liquid.


Initial Public Offerings


   Some Funds may purchase securities of companies that are offered pursuant to an initial public offering ("IPO"). An IPO is a company's first offering of stock to the public in the primary market, typically to raise additional capital. A Fund may purchase a "hot" IPO (also known as a "hot issue"), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. A Fund's investment in IPO securities may have a significant impact on the Fund's performance and may result in significant capital gains.


Private Placements


   Some Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when its investment adviser believes that it is advisable to do so, or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund's net asset value.


   While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities," which are securities that cannot be sold to the public without registration under the Securities Act, the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act) or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.


   The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell the illiquid securities promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations are typically less readily available for these securities. The judgment of a Fund's investment adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

   Generally, restricted securities may be sold only to qualified institutional buyers in a privately negotiated transaction to a limited number of purchasers in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public. As such, a Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.


Privatizations


   Some Funds may participate in privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.


Futures Contracts


   Some Funds may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount.

   When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract, depending on applicable exchange rules. Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of the futures contract position increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If a Fund has a long position in a futures contract it will designate on the Fund's records or establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, a Fund will designate on the Fund's records or establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts. For futures contracts which are contractually required to settle in cash (rather than by delivery of the underlying security or commodity), the Fund may designate or segregate liquid assets in an amount equal to the Fund's daily marked-to-market of such contract.

   Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

   Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions and other transaction costs.

Options


   Some Funds may purchase options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on futures contracts traded in the United States may only be traded on a U.S. board of trade licensed by the Commodity Futures Trading Commission.


   A call option on a futures contract written by a Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by a Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if a Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund is designated on the Fund's records or placed in a segregated account with its custodian.

   A put option on a futures contract written by a Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price either in a segregated account with the Fund's custodian or designated on the Fund's records, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

   If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

   Closing a written call option will permit a Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit a Fund to write another put option secured by the assets used to cover the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If a Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

   A Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; and the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities. Conversely, writing a call option limits the opportunity for gain on the securities under the option.


   Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter), an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, a Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by a Fund when the put options are closed.


   As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner similar to the use of options on index futures.


   Some Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive, upon exercise of the warrant, a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.


   A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.


   Some Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.


   Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

   Some Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received.


   Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

   All call options written by a Fund on foreign currencies will be covered. A call option written on a foreign currency by the Fund is covered if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian or designated on the Fund's records. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

.. Swap Contracts. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian or designated on the Fund's records cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.


   The High Income Fund may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange or equity-linked swap contracts (individually a "Swap" and all together "Swaps") and related underlying securities or securities loan agreements. Swaps are agreements between two or more parties to exchange sequences of cash flows over a period in the future. The pools' investment results may be designed to correspond generally to the performance of a specified securities index or "basket" of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with less of an investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves or the relevant foreign market. To the extent that the Fund invests in pools of Swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more of foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the investing Fund bears the risk that the pool may default on its obligations under the swaps. The investing Fund also bears the risk that a counterparty of an underlying Swap, the issuer of a related underlying security or the counterparty of an underlying securities loan agreement may default on its obligations. Swaps are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as, participation notes and zero-strike warrants and options and debt-linked and/or equity-linked securities. Interests in privately offered investment pools of Swaps may be considered illiquid and, except to the extent that such interests are issued under Rule 144A and deemed liquid, subject to the Fund's restrictions on investments in illiquid securities.

   Risks. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.


   Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for purposes other than hedging may be considered a speculative activity, involving greater risks than are involved in hedging. The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

   The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.


   Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.


   Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

   An exchange-traded option may be closed out only on a national securities or commodities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that a Fund would have to exercise the option in order to realize any profit or protect against loss. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following:
(i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

   Because the specific procedures for trading foreign stock index futures on futures exchanges are developing, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the relevant Funds purchase foreign stock index futures.

   The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, a Fund may realize a loss on the transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that a Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

   Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate perfectly with price movements and/or movements of the relevant indices in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Futures and Options on Tax-Exempt Bonds and Bond Indices

   The Tax Free Income Funds may also purchase and sell interest rate futures contracts and tax-exempt bond index futures contracts and may write and purchase related options. Transactions involving futures and options on futures may help to reduce the volatility of the Tax Free Income Funds' net asset value, and the writing of options on futures may yield additional income for a Fund, but these results cannot be assured. Income from options and futures transactions is not tax-exempt.

Short Sales


   Some Funds may sell securities short "against the box," that is: (1) enter into short sales of securities that they currently owns or have the right to acquire through the conversion or exchange of other securities that they own without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Funds' short positions remain open.

   In a short sale against the box, a Fund does not deliver from its portfolio securities sold, and does not receive immediately the proceeds from, the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must designate on its records or deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may also close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.


   Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.


   Risks. Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

Insurance on Portfolio Holdings

   The Tax Free Income Funds may obtain insurance on any of their portfolio holdings from a nationally recognized private insurer, which may include one or more of the following: Financial Guaranty Insurance Company, which is owned by FGIC Corporation, which in turn is owned by General Electric Credit Corporation; AMBAC Indemnity Corporation; Financial Security Assurance, Inc.; and Municipal Bond Investors Assurance Corporation, a wholly-owned subsidiary of MBIA Incorporated, the principal shareholders of which are: The Aetna Life & Casualty Company, Fireman's Fund Insurance Company, subsidiaries of the CIGNA Corporation and affiliates of the Continental Insurance Company. Insurance on individual securities, whether obtained by the issuer or a Tax Free Income Fund, is generally non-cancelable and runs for the life of the security. To the extent that a Tax Free Income Fund obtains insurance on any of its securities, the insurance must provide for the unconditional payment of scheduled principal and interest when due. In the event of a default by the issuer in the payment of principal or interest, the insurer will, within 30 days of notice of such default, provide to its agent or the trustee funds needed to make any such payments. Such agent or trustee will bear the responsibility of seeing that such funds are used to make such payments to the appropriate parties. Such insurance will not guarantee the market value of a security.

   Insurance on the Tax Free Income Funds' portfolio of securities will in some cases continue in the event the securities are sold by such Funds, while in other cases it may not. The Tax Free Income Funds have the option to procure individual secondary market insurance, which would continue to cover any such security after its sale by such Funds. Such guaranteed renewable insurance continues so long as the premiums for such insurance are paid and, in the judgment of such Funds' adviser, coverage should be continued. In the case of securities that are insured by a nationally recognized private insurer, default by the issuer is not expected to affect the market value of the security relative to other insured securities of the same maturity value and coupon and covered by the same insurer.

   Premiums for insurance may be payable in advance or may be paid periodically over the term of the security by the party then owning the security, and the costs will be reflected in the price of the security. The cost of insurance for longer-term securities, expressed in terms of income on the security, is likely to reduce such income by 10 to 60 basis points. Thus, a security yielding 10% might have a net insured yield of 9.9% to 9.4%. The impact of the cost of the Tax Free Income Funds' portfolio insurance on such Funds' net yield is somewhat less. The cost of insurance for shorter-term securities, which are generally lower yielding, is expected to be less. It should be noted that insurance raises the rating of a municipal security. Lower-rated securities generally pay a higher rate of interest than higher rated securities. Thus, while there is no assurance that this will always be the case, the Tax Free Income Funds may purchase lower-rated securities, which, when insured, will bear a higher rating, and may pay a higher net rate of interest than other equivalently rated securities that are not insured.

   Nationally recognized private insurers have certain eligibility standards as to the municipal securities they will insure. Such standards may be more or less strict than standards that would be applied for purchase of a security for the Funds. To the extent nationally recognized private insurers apply stricter standards; the Tax Free Income Funds will be restricted by such standards in the purchase and retention of municipal securities. The Internal Revenue Service (the "IRS") has issued revenue rulings indicating that (i) the fact that municipal obligations are insured will not affect their tax-exempt status and (ii) insurance proceeds representing maturing interest on defaulted municipal obligations paid to certain municipal bond funds will be excludable from federal gross income under Section 103(a) of the Code. While operation of the Tax Free Income Funds and the terms of the insurance policies on such Funds' portfolio of securities may differ somewhat from those addressed by the revenue rulings, the Funds do not anticipate that any differences will be material or change the result with respect to the Funds.

   Insurers of the Tax Free Income Funds' municipal securities are subject to regulation by the department of insurance in each state in which they are qualified to do business. Such regulation, however, is no guarantee that an insurer will be willing or able to perform on its contract of insurance in the event a claim should be made thereunder at some time in the future. The Tax Free Income Funds' adviser reviews the financial condition of each insurer of their securities at least annually, and in the event of any material development, with respect to its continuing ability to meet its commitments to any contract of bond insurance.


Securities Lending

   The Funds may lend from their total assets in the form of their portfolio securities to brokers, dealers or other financial institutions under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Funds will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in Part I of this Statement. Under some securities lending arrangements a Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, such loans will be called, if possible, so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans, including fees to the party arranging the loans shipping fees and custodian and placement fees approved by the Boards of Trustees of the Trusts or persons acting pursuant to the direction of the Board.

   These transactions must be fully collateralized at all times, but involve some credit risk to the Funds if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Funds are delayed in or prevented from recovering the collateral.

Short-Term Trading

   The Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in each Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the adviser's investment discretion in managing a Fund's assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

                         TEMPORARY DEFENSIVE POSITIONS


   Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser of each Fund may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund may temporarily hold cash (U.S. dollars, foreign currencies, or multinational currency units) or invest up to 100% of its assets in high-quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ temporary defensive strategies. The use of temporary defensive strategies may prevent a Fund from achieving its goal.


   In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.


                              PORTFOLIO TURNOVER

A Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund's total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods. Each Fund anticipates that its portfolio turnover rate will vary from time to time depending on the volatility of economic and market conditions.

   Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when each Fund's adviser believes that portfolio changes are appropriate.


                        PORTFOLIO HOLDINGS INFORMATION


   The Funds have adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. Generally, portfolio holdings information will not be disclosed until it is first posted on the Funds' website at www.funds.natixis.com. Generally, full portfolio holdings information will not be posted until it is aged for at least 30 days. A list of the Funds' top 10 holdings will generally be available on a monthly basis within 5 days after month end. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.


   The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Funds:


     (1) Disclosure of portfolio holdings posted on the Funds' website provided that the information is shared no sooner than the next day following the day on which the information is posted;

     (2) Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Funds' portfolio holdings. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Vestek (daily disclosure of full portfolio holdings, provided the next business day); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

     (3) Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting recordkeeping services provided to the Funds, vendors that provide proxy services, including proxy voting administration and research services, and advisers and subadvisers of the Funds (portfolio holdings of issuers as of record date for shareholder meetings);

     (4) Disclosure to employees of the Funds' advisers, subadvisers, principal underwriter, administrator, custodian, fund accounting agent and independent registered public accounting firm, fund counsel and independent trustee counsel as well as to broker dealers executing portfolio transactions for the Funds, provided that such disclosure is made for bona fide business purposes; and

     (5) Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

   With respect to items (2) through (4) above, disclosure is made pursuant to procedures that have been approved by the Board of Trustees, and may be made by employees of each Fund's adviser, administrator or custodian. With respect to
(5) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entity that receives information pursuant to this exception is GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds' semiannual financial statements, quarterly Form N-Q filing and other related items. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in
(4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds' officers determine on a case by case basis whether it is appropriate for the Funds to rely on such common law, professional or statutory duties. The Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from each Fund's chief compliance officer regarding any material issues concerning the Fund's disclosure of portfolio holdings or from officers of the Fund in connection with proposed new exceptions or new disclosures pursuant to item (5) above. Notwithstanding the above, there is no assurance that the Funds' policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

   Other registered investment companies that are advised or sub-advised by a Fund's adviser may be subject to different portfolio holdings disclosure policies, and neither the adviser nor the Board of Trustees of each Trust exercises control over such policies or disclosure. In addition, separate account clients of the adviser have access to their portfolio holdings and are not subject to the Funds' portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the adviser and some of the separate accounts managed by the adviser have investment objectives and strategies that are substantially similar or identical to the Funds', and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds.

   In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund's and the adviser's fiduciary duty to shareholders, and the Fund's code of ethics. Each Fund's policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in a Fund or in other funds or accounts managed by the Fund's adviser or by any affiliated person of the adviser.

                           MANAGEMENT OF THE TRUSTS

   The Trusts are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.


Trustees and Officers


   The table below provides certain information regarding the trustees and officers of Natixis Funds Trust I, Natixis Funds Trust II and Loomis Sayles Funds Trust II. For the purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those trustees who are not "interested persons," as defined in the 1940 Act, of the relevant Trust. In certain circumstances, trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered "independent" for the purposes of the requisite approval. For the purposes of this Statement, the term "Interested Trustee" means those trustees who are "interested persons" of the relevant Trust.


   Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.


                                                                                          Number of
                                                                                     Portfolios in Fund
                         Position(s) Held with the                                         Complex
                          Trusts, Length of Time         Principal Occupation(s)       Overseen*** and
                            Served and Term of                During Past 5          Other Directorships
Name and Year of Birth            Office*                        Years**                    Held
---------------------- -----------------------------  -----------------------------  -------------------
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.            Trustee             Douglas Dillon Professor and           42
(1940)                                                Director of the Belfer Center
                       Since 1984 for Natixis Funds   for Science and International  Director, Taubman
                          Trust I (including its      Affairs, John F. Kennedy       Centers, Inc. (real
                       predecessors); since 1995 for  School of Government, Harvard  estate investment
                       Natixis Funds Trust II; since  University                     trust)
                          2003 for Loomis Sayles
                                 Funds II

                            Contract Review and
                           Governance Committee
                                  Member

Charles D. Baker                  Trustee             President and Chief Executive          42
(1956)                                                Officer, Harvard Pilgrim
                       Since 2005 for Natixis Funds   Health Care (health plan)             None
                       Trust I, Natixis Funds Trust
                        II and Loomis Sayles Funds
                                    II

                            Contract Review and
                        Governance Committee Member

Edward A. Benjamin                Trustee             Retired                                42
(1938)
                       Since 2003 for Natixis Funds                                         None
                         Trust I and Natixis Funds
                         Trust II; since 2002 for
                          Loomis Sayles Funds II

                         Chairman of the Contract
                           Review and Governance
                                 Committee

Daniel M. Cain                    Trustee             President and Chief Executive          42
(1945)                                                Officer, Cain Brothers &
                       Since 1996 for Natixis Funds   Company, Incorporated          Director, Sheridan
                         Trust I and Natixis Funds    (investment banking)             Healthcare Inc.
                         Trust II; since 2003 for                                    (physician practice
                          Loomis Sayles Funds II                                         management)

                           Chairman of the Audit
                                 Committee

                                                                                                              Number of
                                                                                                         Portfolios in Fund
                           Position(s) Held with the                                                           Complex
                             Trusts, Length of Time                                                        Overseen*** and
                               Served and Term of             Principal Occupation(s) During Past 5      Other Directorships
Name and Year of Birth              Office*                                  Years**                            Held
---------------------- ----------------------------------  --------------------------------------------  -------------------
  Richard Darman                    Trustee                Partner, The Carlyle Group (investments);             42
  (1943)                                                   formerly, Professor, John F. Kennedy School
                          Since 1996 for Natixis Funds     of Government, Harvard University                Director and
                           Trust I and Natixis Funds                                                         Chairman of
                            Trust II; since 2003 for                                                          Board of
                             Loomis Sayles Funds II                                                        Directors, AES
                                                                                                             Corporation
                              Contract Review and                                                          (international
                              Governance Committee                                                         power company)
                                     Member
  Jonathan P. Mason                 Trustee                Chief Financial Officer, Cabot Corp.                  42
  ****(1958)                                               (specialty chemicals); formerly, Vice
                          Since 2007 for Natixis Funds     President and Treasurer, International Paper         None
                          Trust I, Natixis Funds Trust     Company; formerly, Chief Financial Officer,
                           II and Loomis Sayles Funds      Carter Holt Harvey (forestry products)
                                       II

                             Audit Committee Member

  Sandra O. Moose         Chairperson of the Board of      President, Strategic Advisory Services                42
  (1942)                    Trustees since November        (management consulting); formerly, Senior
                                      2005                 Vice President and Director, The Boston        Director, Verizon
                                                           Consulting Group, Inc. (management              Communications;
                             Trustee since 1982 for        consulting)                                     Director, Rohm
                             Natixis Funds Trust I                                                            and Haas
                         (including its predecessors);                                                         Company
                          since 1993 for Natixis Funds                                                       (specialty
                            Trust II; since 2003 for                                                         chemicals);
                             Loomis Sayles Funds II                                                         Director, AES
                                                                                                             Corporation
                            Ex officio member of the                                                       (international
                              Audit Committee and                                                          power company)
                              Contract Review and
                              Governance Committee

  Cynthia L. Walker                 Trustee                Deputy Dean for Finance & Administration,             42
  (1956)                                                   Yale University School of Medicine;
                          Since 2005 for Natixis Funds     formerly, Executive Dean for Administration,         None
                          Trust I, Natixis Funds Trust     Harvard Medical School and formerly, Dean
                           II and Loomis Sayles Funds      for Finance and CFO, Harvard Medical School
                                       II

                             Audit Committee Member


                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                                         Fund
                                                                                                        Complex
                              Position(s) Held with the                                               Overseen***
                               Trusts, Length of Time                                                  and Other
                                 Served and Term of         Principal Occupation(s) During Past 5    Directorships
Name and Year of Birth                 Office*                             Years**                       Held
----------------------       ---------------------------- -----------------------------------------  -------------
INTERESTED TRUSTEES

Robert J. Blanding/1/                  Trustee            President, Chairman, Director, and Chief        42
(1947)                                                    Executive Officer, Loomis, Sayles &
555 California Street        Since 2003 for Natixis Funds Company, L.P.; President and Chief             None
San Francisco, CA 94104       Trust I and Natixis Funds   Executive Officer, Loomis Sayles Funds I
                              Trust II; since 2002 for
                               Loomis Sayles Funds II

                             Chief Executive Officer of
                               Loomis Sayles Funds II

John T. Hailer/2/                      Trustee            President and Chief Executive Officer,          42
(1960)                                                    Natixis Asset Management Advisors, L.P.,
                               Since 2000 for Natixis     Natixis Distributors and L.P., Natixis         None
                              Funds Trust I and Natixis   Global Associates, Inc.; President and
                             Funds Trust II; since 2003   Chief Executive Officer-U.S. and Asia,
                             for Loomis Sayles Funds II   Natixis Global Asset Management, L.P.;
                                                          Executive Vice President, Loomis Sayles
                                 President and Chief      Funds I; President and Chief Executive
                                Executive Officer of      Officer, Natixis Funds Trust III, Natixis
                              Natixis Funds Trust I and   Funds Trust IV, Natixis Cash Management
                               Natixis Funds Trust II;    Trust, Gateway Trust and Hansberger
                             President of Loomis Sayles   International Series
                                      Funds II

--------

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was re-appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.
** Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the "Distributor"), Natixis Asset Management Advisors, L.P. ("Natixis Advisors"), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee's or officer's current position with such entity.
*** The trustees of the Trusts serve as trustees of a fund complex that includes all series of Gateway Trust, Hansberger International Series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the "Fund Complex").
**** Mr. Mason was appointed a trustee effective April 1, 2007.
/1/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts:
     President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.
/2/ Mr. Hailer is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Chairman of the Board, President and Chief Executive Officer of Natixis Distribution Corporation; and President and Chief Executive Officer of Natixis Global Asset Management North America, Natixis Advisors, Natixis Global Associates, L.P. and the Distributor.

Officers of the Trusts
                                           Term of
                                         Office* and
                       Position(s) Held   Length of                         Principal Occupation(s)
Name and Year of Birth With the Trusts   Time Served                         During Past 5 Years**
---------------------- ---------------- ------------- -------------------------------------------------------------------

 Coleen Downs Dinneen  Secretary, Clerk     Since     Senior Vice President, General Counsel, Secretary and Clerk
 (1960)                and Chief Legal    September   (formerly, Deputy General Counsel, Assistant Secretary and
                           Officer          2004      Assistant Clerk), Natixis Distribution Corporation, Natixis
                                                      Distributors, L.P. and Natixis Asset Management Advisors, L.P.

 Daniel J. Fuss         Executive Vice   Since June   Vice Chairman and Director, Loomis, Sayles & Company, L.P.
 (1933)                   President         2003
 One Financial Center     of Loomis
 Boston, MA 02111      Sayles Funds II

 Russell L. Kane            Chief           Chief     Chief Compliance Officer for Mutual Funds, Senior Vice President,
 (1969)                   Compliance     Compliance   Deputy General Counsel, Assistant Secretary and Assistant Clerk,
                           Officer;       Officer,    Natixis Distributors, L.P. and Natixis Asset Management Advisors,
                          Assistant       since May   L.P.; Vice President, Associate General Counsel, Assistant
                        Secretary and       2006;     Secretary and Assistant Clerk, Natixis Distribution Corporation;
                          Anti-Money      Assistant   formerly, Senior Counsel, Columbia Management Group.
                          Laundering      Secretary
                           Officer       since June
                                         2004; Anti-
                                            Money
                                         Laundering
                                        Officer since
                                         April 2007

 Michael C. Kardok        Treasurer,        Since     Senior Vice President, Natixis Asset Management Advisors, L.P. and
 (1959)                   Principal        October    Natixis Distributors, L.P.; formerly, Senior Director, PFPC Inc.
                        Financial and       2004
                          Accounting
                           Officer

 Robert Krantz          Executive Vice      Since     Executive Vice President, Natixis Distributors, L.P. and Natixis
 (1964)                   President       September   Asset Management Advisors, L.P.
                                            2007

--------
* Each officer of the Trusts serves for an indefinite term in accordance with the Trusts' current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

** Each person listed above, except as noted, holds the same position(s) with the Natixis Funds trusts, Loomis Sayles Funds trusts, Gateway Trust and Hansberger International Series. Mr. Fuss is not an officer of the Natixis Funds trusts. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity.

Standing Board Committees


   The trustees have delegated certain authority to the two standing committees of each Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of each Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended September 30, 2007, this Committee held five meetings.

   The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Funds that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Advisors, L.P., 399 Boylston Street, 12/th/ Floor, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and
(iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate's qualifications, which may include (i) the nominee's knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee's educational background; (iv) the nominee's reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the nominee's perceived ability to contribute to the ongoing functions of the Board, including the nominee's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee's ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

   The Audit Committee of the Trusts consists solely of Independent Trustees and considers matters relating to the scope and results of the Trusts' audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in an audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended September 30, 2007, this Committee held five meetings.


   The current membership of each committee is as follows:

                                         Contract Review and Governance
Audit Committee                          Committee
---------------                          ---------
Daniel M. Cain - Chairman                Edward A. Benjamin - Chairman
Jonathan P. Mason                        Graham T. Allison, Jr.
Cynthia L. Walker                        Charles D. Baker
                                         Richard Darman


As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

Fund Securities Owned by the Trustees

   As of December 31, 2007, the trustees had the following ownership in the
Funds:

Independent Trustees


                                              Graham T. Charles            Daniel                   Sandra  Cynthia
                                              Allison,    D.    Edward A.    M.   Richard  Jonathan   O.      L.
Dollar Range of Fund Shares                     Jr.**    Baker  Benjamin** Cain** Darman** Mason*** Moose** Walker
---------------------------                   --------- ------- ---------- ------ -------- -------- ------- -------
Core Plus Bond Fund                               A        A        A        A       A        A        A       A
Massachusetts Tax Free Income Fund                A        A        A        A       A        A        A       A
Global Markets Fund                               E        C        E        E       A        A        A       A
Growth Fund                                       A        A        A        A       A        A        A       C
High Income Fund                                  A        A        A        A       A        A        A       A
International Bond Fund****                       A        A        A        A       A        A        A       A
Investment Grade Bond Fund                        A        A        A        A       A        A        A       A
Limited Term Government and Agency Fund           A        A        A        A       A        A        A       A
Municipal Income Fund                             A        A        A        A       A        A        A       A
Research Fund                                     A        A        A        A       A        A        A       A
Strategic Income Fund                             A        A        E        A       A        C        A       D
Value Fund                                        A        A        A        A       A        A        A       C
Aggregate Dollar Range of Fund Shares in Fund
  Complex Overseen by Trustee                     E        C        E        E       A        C        E       E

--------
*    A. None
     B. $1 - 10,000
     C. $10,001 - $50,000
     D. $50,001 - $100,000
     E. over $100,000
** Amounts include economic value of notional investments held through the deferred compensation plan.
***  Mr. Mason was appointed a trustee effective April 1, 2007.
**** The International Bond Fund commenced operations on February 1, 2008.

Interested Trustees


Dollar Range of Fund Shares*                                                     Robert J. Blanding John T. Hailer
----------------------------                                                     ------------------ --------------
Core Plus Bond Fund                                                                      E                A
Massachusetts Tax Free Income Fund                                                       A                A
Global Markets Fund                                                                      E                A
Growth Fund                                                                              E                A
High Income Fund                                                                         A                A
International Bond Fund**                                                                A                A
Investment Grade Bond Fund                                                               A                A
Limited Term Government and Agency Fund                                                  A                A
Municipal Income Fund                                                                    A                A
Research Fund                                                                            E                A
Strategic Income Fund                                                                    E                A
Value Fund                                                                               E                A
Aggregate Dollar Range of Fund Shares in Funds Overseen by Trustee in the Trusts         E                E

--------
*   A. None
    B. $1 - 10,000
    C. $10,001 - $50,000
    D. $50,001 - $100,000
    E. over $100,000

**  The International Bond Fund commenced operations on February 1, 2008.

Trustee Fees

   The Trusts pay no compensation to their officers or to their trustees who are Interested Trustees.


   The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Effective January 1,2008, each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds trusts, Loomis Sayles Funds trusts, Hansberger International Series and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

   During the fiscal year ended September 30, 2007, the trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts and for also serving as trustees of Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Hansberger International Series and AEW Real Estate Income Fund (prior to the Fund's liquidation on April 13, 2007). The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits:

                              Compensation Table

                 For the Fiscal Year Ended September 30, 2007


                                                              Pension or
                                                              Retirement
                        Aggregate    Aggregate    Aggregate    Benefits  Estimated     Total
                       Compensation Compensation Compensation Accrued as   Annual   Compensation
                       from Natixis from Natixis from Loomis   Part of    Benefits    from the
                       Funds Trust  Funds Trust  Sayles Funds    Fund       Upon        Fund
                            I*          II*          II*       Expenses  Retirement  Complex**
                       ------------ ------------ ------------ ---------- ---------- ------------
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.   $13,180       $2,953      $34,081        $0         $0       $102,125
Charles D. Baker         $12,300       $2,737      $31,443        $0         $0       $ 94,075
Edward A. Benjamin       $14,476       $3,241      $37,531        $0         $0       $112,625
Daniel M. Cain           $14,129       $3,140      $37,614        $0         $0       $112,825
Paul G. Chenault***      $ 3,520       $  756      $ 7,897        $0         $0       $ 25,125
Kenneth J. Cowan***      $ 3,520       $  756      $ 7,897        $0         $0       $ 25,125
Richard Darman           $12,747       $2,844      $33,432        $0         $0       $100,125
Jonathan P. Mason****    $ 5,547       $1,199      $15,152        $0         $0       $ 43,500
Sandra O. Moose          $15,955       $2,438      $71,991        $0         $0       $200,000
John A. Shane***         $ 3,669       $  788      $ 8,230        $0         $0       $ 26,125
Cynthia L. Walker        $12,833       $2,852      $34,164        $0         $0       $102,325

INTERESTED TRUSTEES
John T. Hailer           $     0       $    0      $     0        $0         $0       $      0
Robert J. Blanding       $     0       $    0      $     0        $0         $0       $      0

--------

* Amounts include payments deferred by trustees for the fiscal year ended September 30, 2007, with respect to the Trusts. The total amount of deferred compensation accrued for Natixis Funds Trust I as of September 30, 2007 for the trustees is as follows: Allison ($966,852), Baker ($30,445), Benjamin ($207,695), Cain ($364,682), Chenault ($80,805),
     Cowan ($174,382), Darman ($422,108), Mason ($8,802) and Walker ($73,840).
     The total amount of deferred compensation accrued for Natixis Funds Trust II as of September 30, 2007 for the trustees is as follows: Allison ($189,229), Baker ($5,959), Benjamin ($40,649), Cain ($71,374), Chenault
     ($15,815), Cowan ($34,129), Darman ($82,613), Mason ($1,723) and Walker
     ($14,452). The total amount of deferred compensation accrued for Loomis Sayles Funds Trust II as of September 30, 2007 for the trustees is as follows: Allison ($558,297), Baker ($17,580), Benjamin ($119,931), Cain
     ($210,581), Chenault ($46,660), Cowan ($100,695), Darman ($243,741), Mason
     ($5,082) and Walker ($42,638).
** Total Compensation represents amounts paid during the fiscal year ended September 30, 2007 to a trustee for serving on the board of trustees of nine (9) trusts with a total of forty-three (43) funds as of September 30, 2007. The number of trusts and funds includes the AEW Real Estate Income Fund, which was liquidated on April 13, 2007, and the IXIS Equity Diversified Portfolio, which was liquidated on August 3, 2007.

*** Kenneth J. Cowan, Paul G. Chenault and John A. Shane retired from the Natixis and Loomis Sayles Funds Trusts Board of Trustees effective December 31, 2006.

**** Mr. Mason was appointed trustee effective April 1, 2007.

   The Natixis Funds trusts and Loomis Sayles Funds trusts do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the Trustee on the normal payment date for such fees.


Management Ownership


   As of record on January 4, 2008, the officers and trustees of the Trusts collectively owned less than 1% of the then outstanding shares of the Funds except that the officers and trustees of the Trusts owned beneficially 1.21% of the Loomis Sayles Value Fund; 16.72% of the Loomis Sayles Global Markets Fund; 2.05% of the Loomis Sayles Growth Fund; and, 3.33% of the Loomis Sayles Investment Grade Bond Fund. These amounts include shares held by the Loomis Sayles Employees' Profit Sharing Plan (the "Profit Sharing Plan") for the accounts of officers and trustees of the Trusts, but exclude all other holdings of the Profit Sharing Plan and the Loomis Sayles Funded Pension Plan (the "Pension Plan").

   As of January 4, 2008, the Profit Sharing Plan owned the following percentages of the outstanding Institutional Class shares of the indicated
Funds: 2.39% of the Loomis Sayles Global Markets Fund, 3.87% of the Loomis Sayles Growth Fund, 22.69% of the Loomis Sayles Research Fund, 3.95% of the Loomis Sayles Value Fund.

   As of January 4, 2008, the Pension Plan owned the following percentages of the outstanding Institutional Class shares of the indicated Funds: 4.46% of the Loomis Sayles Global Markets Fund, 2.33% of the Loomis Sayles Growth Fund, 32.79% of the Loomis Sayles Research Fund, 3.60% of the Loomis Sayles Value Fund.


   The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan's Advisory/Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan's shares. The trustees of the Profit Sharing Plan are John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Warren Koontz, Greg O'Hara, John McGraw, Paul Sherba, John Russell and Kurt Wagner. Except for Timothy Hunt, John DeBeer and John McGraw, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

   Code of Ethics. The Trusts, Loomis Sayles and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.


   Proxy Voting Policies. The Board of Trustees of the Funds has adopted the Proxy Voting Policy and Guidelines (the "Guidelines") for the voting of proxies for securities held by the Funds. Under the Guidelines, the responsibility for voting proxies generally is delegated to the Funds' investment adviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of each Fund and its shareholders. The adviser shall exercise its fiduciary responsibilities to vote proxies with respect to each Fund's investments that are managed by that adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser. Proposals that, in the opinion of the adviser, are in the best interests of shareholders are generally voted "for" and proposals that, in the judgment of the adviser, are not in the best interests of shareholders are generally voted "against." The adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trusts in connection with the voting of proxies. The adviser shall make available to each Fund, or Natixis Advisors, the Fundss administrator, the records and information maintained by the adviser under the Guidelines.

   Loomis Sayles uses the services of third parties ("Proxy Voting Services"), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles' proxy voting procedures ("Procedures") and provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Service's own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless Loomis Sayles' Proxy Committee (the "Proxy Committee") determines that the client's best interests are served by voting otherwise.

   All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company or the portfolio manager of a Fund holding the security, and will be voted in the best investment interests of the Fund. All routine issues will be voted according to Loomis Sayles' policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company or the portfolio manager of a Fund holding the security. Loomis Sayles' Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles' clients.

   The specific responsibilities of the Proxy Committee include (1) the development, authorization, implementation and update of the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund(s) holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

   Loomis Sayles has established several policies to ensure that proxies are voted in its clients' best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services' recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services' recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.


   Information regarding how the Funds voted proxies related to their respective portfolio securities during the 12-month period ended June 30, 2007 is available without charge through the Funds' websites, www.funds.natixis.com and www.loomissayles.com and on the SEC's website at www.sec.gov.


                    INVESTMENT ADVISORY AND OTHER SERVICES

   Natixis Asset Management Advisors, L.P. ("Natixis Advisors"), (formerly IXIS Asset Management Advisors, L.P.), formed in 1995, is a limited partnership owned by Natixis Global Asset Management, L.P. ("Natixis US") (formerly IXIS Asset Management US Group, L.P.).

   Natixis US is part of Natixis Global Asset Management (formerly IXIS Asset Management Group), an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d'Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d'Epargne; and Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.


   The 14 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $285.3 billion in assets under management or administration as of September 30, 2007.


   Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds' portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of Natixis US. Natixis US owns the entire limited partnership interest in Loomis Sayles.

   Advisory Agreements. Each Fund's advisory agreement with Loomis Sayles provides that the adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trusts and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund's assets in accordance with its investment objectives and policies.

   Each Fund pays all expenses not borne by the adviser including, but not limited to, the charges and expenses of the Funds' custodian and transfer agent, independent registered public accounting firm, legal counsel for the Funds, legal counsel for the Trusts' Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, the compensation of trustees who are not directors, officers or employees of the Funds' adviser, or its affiliates, other than affiliated registered investment companies, all expenses of shareholders' and trustees' meetings, and costs of preparing, printing and mailing reports to shareholders. In the case of Funds with Class Y shares, certain expenses may be allocated differently among the Fund's Classes A, B and C shares, on the one hand, and Class Y shares on the other hand. (See "Description of the Trusts and Ownership of Shares")


   Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.


   Each advisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Funds' adviser upon 90 days' written notice. Each advisory agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


   Each advisory agreement provides that the adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   Advisory Administration Agreement. Under separate Advisory Administration Agreements dated September 1, 2003, Natixis Advisors oversees the portfolio management services provided by Loomis Sayles to the Core Plus Bond Fund and Massachusetts Tax Free Income Fund and provides certain administrative services to those Funds. Subject to the review of the Board of Trustees, Natixis Advisors monitors Loomis Sayles to assure that Loomis Sayles is managing a Fund's assets consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, Natixis Advisors also provides the Funds with administrative services which include, among other things, day-to-day administration of matters related to the Funds' existence, maintenance of its records, preparation of reports and assistance in the preparation of the Funds' registration statements under federal and state laws. Natixis Advisors does not determine what investments will be purchased or sold for any Fund.

   Distribution Agreements and Rule 12b-1 Plans. Under a separate agreement with each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. The Distributor's principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under these agreements (the "Distribution Agreements"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

   The Distributor is compensated under each agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the applicable Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of a Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.

   Each Fund has adopted Rule 12b-1 plans (the "Plans") for its Classes A, B and C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the

Independent Trustees of the relevant Trust. (Note that not all Funds offer Class C shares and that Class B shares are no longer offered for sale.)


   Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of each Fund's average daily net assets attributable to the Classes A and C shares. In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's
Class A and Class B shares.

   The service fee on Class A shares may be paid only to reimburse the Distributor for the expense of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

   Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As noted in the prospectus, Class B shares automatically convert into Class A shares after 8 years. This conversion from Class B to Class A shares occurs once per month for all Class B shares that reach their eighth year over the course of that particular month. As stated in the prospectuses, investors will not be permitted to purchase $1,000,000 or more of Class C shares as a single investment per account.


   Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trusts' trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the relevant Trust shall be committed to the discretion of such trustees.

   Fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of the other series of the Natixis Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the relevant Funds based on their relative net assets or relative sales. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.


   The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Funds' shares. As described in more detail below, the Distributor, at its expense, may pay additional amounts to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of certain affiliates who are also employees of Natixis US and may receive compensation from the Funds' adviser with respect to sales of Class Y shares. Note that certain Funds do not currently offer Class Y shares.

   The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Independent Trustees.


   The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose, or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).


   With the exception of the Distributor, its affiliated companies and those trustees that are not Independent Trustees, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Funds and their shareholders resulting from the Plans are believed to include
(1) enhanced shareholder service, (2) asset retention and (3) enhanced portfolio management opportunities and bargaining position with third party service providers and economies of scale arising from having asset levels higher than they would be if the plans were not in place.


   The Distributor controls the word "Natixis" in the names of the Natixis Funds trusts and if it should cease to be the principal distributor of such Funds' shares, the Trusts may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Hansberger International Series and Gateway Trust. The address of the Distributor is 399 Boylston Street, Boston Massachusetts, 02116.

   The portion of the various fees and expenses for Funds offering Classes A and, with respect to certain Funds, C shares that are paid (reallowed) to securities dealers are shown below.


All Income Funds (except Limited Term Government and Agency Fund)

   For Class A shares of the Income Funds, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares of the Income Funds that are paid to securities dealers are shown below:

                                         Maximum Sales            Maximum               Maximum               Maximum
                                          Charge Paid         Reallowance or          First Year            First Year
                                         by Investors           Commission            Service Fee          Compensation
Investment                           (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------                           --------------------- --------------------- --------------------- ---------------------
Less than $100,000                           4.50%                 4.00%                 0.25%                 4.25%
$100,000 - $249,999                          3.50%                 3.00%                 0.25%                 3.25%
$250,000 - $499,999                          2.50%                 2.15%                 0.25%                 2.40%
$500,000 - $999,999                          2.00%                 1.70%                 0.25%                 1.95%

Investments of $1 million or more
First $3 million                             none                  1.00%(1)              0.25%                 1.25%
Excess over $3 million                       none                  0.50%(1)              0.25%                 0.75%

Investments with no Sales Charge (2)         none                  0.00%                 0.25%                 0.25%

Limited Term Government and Agency Fund

                        Maximum Sales            Maximum               Maximum               Maximum
                       Charge Paid by        Reallowance or          First Year            First Year
                          Investors            Commission            Service Fee          Compensation
Investment          (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------          --------------------- --------------------- --------------------- ---------------------
Less than $100,000          3.00%                 2.70%                 0.25%                 2.95%
$100,000 - $249,999         2.50%                 2.15%                 0.25%                 2.40%
$250,000 - $499,999         2.00%                 1.70%                 0.25%                 1.95%
$500,000 - $999,999         1.25%                 1.00%                 0.25%                 1.25%

Investments of $1 million or more

                                   Maximum Sales            Maximum               Maximum               Maximum
                                  Charge Paid by        Reallowance or          First Year            First Year
                                     Investors            Commission            Service Fee          Compensation
Investment                     (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------                     --------------------- --------------------- --------------------- ---------------------
First $3 million                       none                  1.00%(1)              0.25%                 1.25%
Excess over $3 million                 none                  0.50%(1)              0.25%                 0.75%

Investments with no Sales
  Charge (2)                           none                  0.00%                 0.25%                 0.25%

--------
(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Income Funds under the section "How Sales Charges Are Calculated." Also refers to any Class C share accounts established prior to December 1, 2000.

   The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Income Funds that are paid to securities dealers are shown below:

Core Plus Bond, High Income, Investment Grade Bond and Strategic Income Funds

                               Maximum
                          Front -End Sales           Maximum               Maximum               Maximum
                           Charge Paid by        Reallowance or          First Year            First Year
                              Investors            Commission            Service Fee          Compensation
Investment              (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------              --------------------- --------------------- --------------------- ---------------------
All amounts for Class B         none                  3.75%                 0.25%                 4.00%
All amounts for Class C         none                  1.00%                 0.00%                 1.00%

Limited Term Government and Agency Fund

                                           Maximum
                                      Front -End Sales           Maximum               Maximum               Maximum
                                       Charge Paid by        Reallowance or          First Year            First Year
                                          Investors            Commission            Service Fee          Compensation
Investment                          (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------                          --------------------- --------------------- --------------------- ---------------------
All amounts for Class B                     none                  2.75%                 0.25%                 3.00%
All amounts for Class C                     none                  1.00%                 0.00%                 1.00%

--------
*  Class B shares are no longer offered for sale.

Municipal Income Fund

   For Class A shares of the Municipal Income Fund, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares of the Municipal Income Fund that are paid to securities dealers are shown below:

                                            Maximum               Maximum               Maximum               Maximum
                                       Sales Charge Paid      Reallowance or          First Year            First Year
                                         by Investors           Commission            Service Fee          Compensation
Investment                           (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------                           --------------------- --------------------- --------------------- ---------------------
Less than $100,000                           4.50%                 4.00%                 0.25%                 4.25%
$100,000 - $249,999                          3.50%                 3.00%                 0.25%                 3.25%
$250,000 - $499,999                          2.50%                 2.15%                 0.25%                 2.40%
$500,000 - $999,999                          2.00%                 1.70%                 0.25%                 1.95%

Investments of $1 million or more
First $3 million                             none                  1.00%(1)              0.25%                 1.25%
Excess over $3 million                       none                  0.50%(1)              0.25%                 0.75%

Investments with no Sales Charge (2)         none                  0.00%                 0.25%                 0.25%

--------
(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Class A, B and C shares of the Income Funds under the section "How Sales Charges Are Calculated."
   The Class B shares service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B shares of the Municipal Income Fund that are paid to securities dealers are shown below:

Municipal Income Fund

                                 Maximum
                            Front -End Sales           Maximum               Maximum               Maximum
                             Charge Paid by        Reallowance or          First Year            First Year
                                Investors            Commission            Service Fee          Compensation
Investment                (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------                --------------------- --------------------- --------------------- ---------------------
All amounts for Class B           none                  3.75%                 0.25%                 4.00%

Massachusetts Tax Free Income Fund

   For Class A shares of the Massachusetts Tax Free Income Fund, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares of the Massachusetts Tax Free Income Fund that are paid to securities dealers are shown below:

                                 Maximum               Maximum               Maximum
                            Sales Charge Paid      Reallowance or          First Year           Maximum First
                              by Investors           Commission            Service Fee        Year Compensation
Investment                (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------                --------------------- --------------------- --------------------- ---------------------
Less than $50,000                 4.25%                 3.75%                 0.25%                 4.00%
$50,000 - $99,999                 4.00%                 3.50%                 0.25%                 3.75%
$100,000 - $249,999               3.50%                 3.00%                 0.25%                 3.25%
$250,000 - $499,999               2.50%                 2.15%                 0.25%                 2.40%
$500,000 - $999,999               2.00%                 1.70%                 0.25%                 1.95%

Investments of $1 million or more
First $3 million                  none                  1.00%(1)              0.25%                 1.25%
Excess over $3 million            none                  0.50%(1)              0.25%                 0.75%

Investments with no
  Sales Charge (2)                none                  0.00%                 0.25%                 0.25%

--------
(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for the Massachusetts Tax Free Income Fund under the section "How Sales Charges Are Calculated."

   The Class B shares service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B shares of the Massachusetts Tax Free Income Fund that are paid to securities dealers are shown below:

                                 Maximum
                            Front -End Sales           Maximum               Maximum               Maximum
                               Charge Paid         Reallowance or          First Year             First Year
                              by Investors           Commission            Service Fee           Compensation
Investment                (% of offering price) (% of offering price) (% of net investment) (% of offering period)
----------                --------------------- --------------------- --------------------- ----------------------
All amounts for Class B           none                  3.75%                 0.25%                  4.00%

Equity Funds


   For Class A shares of the Research Fund, Growth Fund, Global Markets Fund and Value Fund, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares of the Funds that are paid to securities dealers are shown below:


                                 Maximum               Maximum               Maximum               Maximum
                            Sales Charge Paid      Reallowance or          First Year            First Year
                              by Investors           Commission            Service Fee          Compensation
Investment                (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------                --------------------- --------------------- --------------------- ---------------------
Less than $50,000                 5.75%                 5.00%                 0.25%                 5.25%
$50,000 - $99,999                 4.50%                 4.00%                 0.25%                 4.25%
$100,000 - $249,999               3.50%                 3.00%                 0.25%                 3.25%
$250,000 - $499,999               2.50%                 2.15%                 0.25%                 2.40%
$500,000 - $999,999               2.00%                 1.70%                 0.25%                 1.95%

Investments of $1 million or more
First $3 million                  None                  1.00%(1)              0.25%                 1.25%
Excess over $3 million            None                  0.50%(1)              0.25%                 0.75%

Investments with no
  Sales Charge (2)                None                  0.00%                 0.25%                 0.25%

--------
(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Loomis Sayles Funds under the section "How Sales Charges Are Calculated."


   The Class B (except for the Global Markets Fund, which does not offer class B shares) and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Funds that are paid to securities dealers are shown below:


                                 Maximum
                            Front -End Sales           Maximum
                             Charge Paid by        Reallowance or      Maximum First Year       Maximum First
                                Investors            Commission            Service Fee        Year Compensation
Investment                (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------                --------------------- --------------------- --------------------- ---------------------
All amounts for Class B           none                  3.75%                 0.25%                 4.00%
All amounts for Class C           none                  1.00%                 0.00%                 1.00%

--------

(1) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Loomis Sayles Growth Fund, Loomis Sayles Research Fund and Loomis Sayles Value Fund under the section "How Sales Charges Are Calculated."

All Funds

   As previously discussed, Class B shares are no longer offered by any Fund. As described in the Prospectuses, each purchase or sale of shares is effected at the net asset value next determined after an order is received, less any applicable sales charge. The sales charge is allocated between the investment dealer and the Distributor, as indicated in the tables above. The Distributor receives the contingent deferred sales charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trusts. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to SG Constellation LLC to compensate SG Constellation LLC for financing the payment of commissions on the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and SG Constellation LLC. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. For Funds subject to a redemption fee, such fees are paid to the Fund. Note that not all Funds offer Class C shares.


   For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Natixis Fund or if the account is registered in street name.


   The Distributor, the adviser and their affiliates may, out of their own resources, make additional payments to dealers who sell shares of the Funds. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A, B and C shares, (iii) payments based upon various factors described below and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the Financial Industry Regulatory Authority ("FINRA"). The participation of such firms in financial assistance programs is at the discretion of the firm and the Distributor. The payments described in (iii) above may be based on sales (generally ranging from 0.05% to 0.35% of gross sales) or the amount of assets a dealer's clients have invested in the Funds (at annual rates generally ranging from 0.05% to 0.25% of the value of the clients' shares). The actual payment rates to a dealer will depend upon how the particular arrangement is structured (e.g., solely asset based fess, solely sales based fees or a combination of both) and other factors such as the length of time assets have remained invested in the Funds, redemption rates and the willingness of the dealer to provide access to its representatives for educational and marketing purposes. The payments to dealers described in this paragraph and elsewhere in this Statement, which may be significant to the dealers, may create an incentive for a dealer or its representatives to recommend or sell shares of a particular Fund or shares class over other mutual funds or share classes. Additionally, these payments may result in the Fund's inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Investors should contact their dealers for details about the payment the dealers may receive.

   Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by its individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this Statement. Customers will be provided with specific information about any processing or service fees charged by their dealer.

   The commissions and sales charges for the last three fiscal years were allocated as follows:



NATIXIS FUNDS TRUST I*
                                                     09/30/05 09/30/06 09/30/07
                                                     -------- -------- --------
Total commissions on sales of Class A shares         $ 57,237 $49,062  $79,714
   Amount reallowed to other securities dealers      $ 50,468 $43,029  $71,463
   Amount retained by Distributor                    $  6,769 $ 6,033  $ 8,251

Total CDSCs on redemptions of Classes A, B and C
  shares                                             $115,694 $55,609  $21,494
   Amount paid to SG Constellation, LLC              $114,951 $52,890  $19,547
   Amount retained by Distributor*                   $    743 $ 2,719  $ 1,947

--------
* See "Other Arrangements" for information about amounts received by the Distributor from Natixis Funds Trust I's investment advisers or the Funds directly for providing certain administrative services relating to Natixis Funds Trust I.

NATIXIS FUNDS TRUST II*


                                                        9/30/05 9/30/06 9/30/07
                                                        ------- ------- -------
Total commissions on sales of Class A shares            $23,234 $25,641 $32,307
   Amount reallowed to other securities dealers         $20,081 $23,104 $29,443
   Amount retained by Distributor                       $ 3,153 $ 2,537 $ 2,864

Total CDSCs on redemptions of Classes A, B and C shares $ 1,738 $ 5,789 $13,618
   Amount paid to SG Constellation, LLC                 $ 1,738 $ 5,789 $ 2,147
   Amount retained by Distributor*                      $     0 $     0 $11,471

--------
* See "Other Arrangements" for information about amounts received by the Distributor from Natixis Funds Trust II's investment advisers or the Funds directly for providing certain administrative services relating to Natixis Funds Trust II.

LOOMIS SAYLES FUNDS II


                                               9/30/05    9/30/06     9/30/07
                                              ---------- ---------- -----------
Total commissions on sales of Class A shares  $4,025,606 $9,594,146 $17,374,690
   Amount reallowed to other securities
     dealers                                  $3,542,232 $8,628,759 $15,892,791
   Amount retained by Distributor             $  483,374 $  965,387 $ 1,481,899

Total CDSCs on redemptions of Classes A, B
  and C shares                                $  566,535 $  782,392 $ 1,421,290
   Amount paid to SG Constellation, LLC       $  383,962 $  431,292 $   400,986
   Amount retained by Distributor*            $  182,573 $  351,100 $ 1,020,304


   Other Services. Natixis Advisors performs certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the "Administrative Agreement"). Under the Administrative Agreement, Natixis Advisors provides the following services to the Funds: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) the various registrations and filings required by various regulatory authorities.

   Prior to January 1, 2005, IXIS Asset Management Services Company ("IXIS Services") performed these same services, pursuant to separate administrative services agreements with each Trust.

   For the fiscal years ended September 30, 2005, September 30, 2006 and September 30, 2007, IXIS Services or Natixis Advisors received the following fees from the Funds for administrative service:


                                            Fiscal Year Fiscal Year Fiscal Year
                                               Ended       Ended       Ended
Fund                                         9/30/05*     9/30/06     9/30/07
----                                        ----------- ----------- -----------
Core Plus Bond Fund                          $170,210   $  136,903  $  122,399
Global Markets Fund                          $ 15,386   $   41,606  $   61,577
Growth Fund                                  $ 99,168   $  198,292  $  225,262
High Income Fund                             $ 27,317   $   23,472  $   23,539
International Bond Fund**                    $      0   $        0  $        0
Investment Grade Bond Fund                   $252,634   $  218,559  $  617,404
Limited Term Government and Agency Fund      $ 96,860   $   86,859  $   69,276
Massachusetts Tax Free Income Fund           $ 52,354   $   45,404  $   39,395
Municipal Income Fund                        $ 73,067   $   61,500  $   52,381
Research Fund                                $ 15,927   $   13,700  $   15,995
Strategic Income Fund                        $773,439   $1,899,235  $4,368,976
Value Fund                                   $ 30,644   $   39,345  $   80,975

--------
* For the period between October 1, 2004 through December 31, 2004 of the fiscal year ended September 30, 2005, the table reflects fees paid to IXIS Services.

** The International Bond Fund commenced operations on February 1, 2008, and therefore did not incur administrative service expenses.


   Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Trusts. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

   Transfer Agency Services. Pursuant to contracts between the Trusts, on behalf of each Fund, and Boston Financial Data Services, Inc. ("Boston Financial"), whose principal business address is Two Heritage Drive, Quincy, Massachusetts, 02171, Boston Financial acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares.

   Prior to October 1, 2005, IXIS Services served as the transfer agent for the Funds and it, along with Boston Financial as sub-transfer agent, provided the same services that Boston Financial now provides. For these services, IXIS Services received the following fees from the Funds:


                                                   Fiscal Year Ended
           Fund                                         9/30/05
           ----                                    -----------------
           Core Plus Bond Fund                        $  314,229
           High Income Fund                           $   95,373
           Global Markets Fund                        $   15,500
           Growth Fund                                $  430,710
           International Bond Fund *                  $        0
           Investment Grade Bond Fund                 $   70,007
           Limited Term Government and Agency Fund    $  243,164
           Massachusetts Tax Free Income Fund         $   86,855
           Municipal Income Fund                      $  104,381
           Research Fund                              $   69,496
           Strategic Income Fund                      $1,028,317
           Value Fund                                 $   15,500

--------

* International Bond Fund commenced operations on February 1, 2008, and therefore did not incur transfer agency expenses.


   Independent Registered Public Accounting Firm. The Trusts' independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. The independent registered public accounting firm conducts an annual audit of each Fund's financial statements, assists in the review of federal and state income tax returns and consults with the Trusts as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectuses for the Funds (except the International Bond Fund), and the financial statements contained in those Funds' Annual Reports for the year ended September 30, 2007 and incorporated by reference into this Statement, have been so included in reliance on the reports of the Trusts' independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

                       PORTFOLIO MANAGEMENT INFORMATION

Portfolio Managers' Management of Other Accounts


   As of September 30, 2007, the Portfolio Manager(s) of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each Portfolio Manager.



                  Registered Investment Companies Other Pooled Investment Vehicles           Other Accounts
                  ------------------------------  -------------------------------  ----------------------------------
                                     Advisory fee                    Advisory fee                      Advisory fee
                   Other Accounts    is based on   Other Accounts    is based on    Other Accounts     is based on
                       Managed       performance      Managed        performance        Managed        performance
                  -----------------  ------------ ----------------  -------------- ----------------- ----------------
Name of Portfolio # of     Total     # of  Total  # of     Total    # of   Total   # of    Total     # of    Total
Manager           Accts    Assets    Accts Assets Accts    Assets   Accts  Assets  Accts   Assets    Accts   Assets
----------------- -----  ----------- ----- ------ -----  ---------- ----- -------- ----- ----------- ----- ----------
Mark B.
  Baribeau         10    $ 3,216 mil   0     $0     7    $1,434 mil   1   $157 mil  151  $ 4,768 mil   0   $        0
Arthur Barry        2    $   238 mil   0     $0     0    $        0   0   $      0   75  $   733 mil   0   $        0
Kenneth M.
  Buntrock          2    $ 1,942 mil   0     $0    22    $2,593 mil   2   $410 mil   79  $14,158 mil  10   $1,848 mil
James L. Carrol     3    $   252 mil   0     $0     0    $        0   0   $      0   80  $ 1,159 mil   4   $  224 mil
Pamela N.
  Czekanski         8    $ 2,396 mil   0     $0     7    $1,434 mil   1   $157 mil  146  $ 4,823 mil   0   $        0
Maureen G.
  Depp              1    $    30 mil   0     $0     3    $  201 mil   1   $ 70 mil   20  $ 2,276 mil   0   $        0
Matthew J.
  Eagan            10    $28,070 mil   0     $0     1    $  128 mil   0   $      0   55  $ 3,133 mil   1   $  294 mil
Daniel J. Fuss     15    $30,466 mil   0     $0     4    $  485 mil   0   $      0   81  $10,315 mil   4   $  892 mil
Kathleen C.
  Gaffney          10    $28,070 mil   0     $0     0    $        0   0   $      0   66  $ 5,055 mil   1   $  197 mil
John Hyll           4    $   187 mil   0     $0     0    $        0   0   $      0   45  $ 7,960 mil   0   $        0
Brian James         1    $    30 mil   0     $0     3    $  201 mil   1   $ 70 mil   20  $ 2,283 mil   0   $        0
Steven Kaseta       2    $ 2,292 mil   0     $0     4    $1,776 mil   0   $      0   45  $ 8,755 mil   0   $        0
Warren Koontz       4    $ 1,058 mil   0     $0     0    $        0   0   $      0   94  $ 1,595 mil   4   $  224 mil
Peter W. Palfrey    1    $   219 mil   0     $0     0    $        0   0   $      0   23  $ 1,443 mil   0   $        0
Richard G.
  Raczkowski        2    $   250 mil   0     $0     2    $   53 mil   0   $      0   48  $ 1,499 mil   2   $  667 mil
David W.
  Rolley            3    $ 1,994 mil   0     $0     7    $1,220 mil   1   $340 mil   43  $ 7,931 mil   1   $  676 mil
Clifton V. Rowe     6    $   563 mil   0     $0     1    $  202 mil   0   $      0   53  $ 2,886 mil   0   $        0
Lynda L.
  Schweitzer        1    $ 1,831 mil   0     $0    19    $2,306 mil   2   $410 mil   69  $14,058 mil  10   $1,848 mil
Richard D.
  Skaggs            8    $ 2,396 mil   0     $0     7    $1,434 mil   1   $157 mil  115  $ 4,667 mil   0   $        0
Elaine J. Stokes   14    $30,124 mil   0     $0     0    $        0   0   $      0   56  $ 1,959 mil   1   $  197 mil
Martha A.
  Strom             2    $   152 mil   0     $0     0    $        0   0   $      0   12  $   794 mil   0   $        0

Material Conflicts of Interest

   Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account's availability of other comparable investment opportunities and Loomis Sayles' desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds or sells short for some accounts while buying it for others, and through the use of "soft dollar arrangements," which are discussed in the section "Portfolio Transactions and Brokerage" below.

Portfolio Managers' Compensation

   The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of September 30, 2007:

   Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager's base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager's business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department's Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

Fixed Income Managers

   While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of the firm's institutional composite (pre-tax and net of fees) in the manager's style to the performance of an external benchmark and a customized peer group. The external benchmark used for the investment style utilized by each fixed-income fund is noted in the table below:

FUND                                          MANAGER BENCHMARK
----                                          -----------------
Loomis Sayles Core Plus Bond Fund             Lehman Aggregate Index
Loomis Sayles High Income Fund                Lehman High Yield Index
Loomis Sayles International Bond Fund         Citigroup World Government Bond
                                              Index
Loomis Sayles Investment Grade Bond Fund      Lehman Aggregate Index
Loomis Sayles Limited Term Government and     Lehman Intermediate Government
Agency Fund                                   Index
Loomis Sayles Massachusetts Tax Free Income   Lehman Government/Credit Index
Fund
Loomis Sayles Municipal Income Fund           Lehman Municipal Bond 5 Year
                                              Index
Loomis Sayles Strategic Income Fund           Lehman Aggregate Bond Index

   The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager's relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm analyzes the five year performance on a rolling three year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

   Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed-income manager performance because it believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by the firm.


   Mr. Fuss' compensation is also based on his overall contributions to the firm in his various roles as Senior Portfolio Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss' total variable compensation may be significantly lower than the percentage reflected above.


Equity Managers

   While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of the firm's institutional composite (pre-tax and net of fees) in the manager's style to the performance of a peer group of institutional managers in that style. A manager's performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the manager's tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years, or since the start of the manager's tenure, if shorter) combined is weighted more than shorter-term performance (1 year). If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The external benchmark used for the investment style utilized for each equity Fund is noted in the table below:

FUND                                MANAGER BENCHMARK
----                                -----------------
Loomis Sayles Global Markets Fund   Lehman Government/Credit Index
                                    Russell 1000 Value Index
                                    Russell 1000 Growth Index
                                    Lehman Global Aggregate Index
                                    Citigroup World Government Bond Index

Loomis Sayles Growth Fund           Russell 1000 Growth Index

Loomis Sayles Research Fund         S&P 500 Index

Loomis Sayles Value Fund            Russell 1000 Value Index

   Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm. Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.

General

   Mutual funds are not included in the firm's composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

   Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. These plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

.. the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;


.. upon retirement, a participant will receive a multi-year payout for his or her vested units;


.. participation is contingent upon signing an award agreement, which includes a non-compete covenant.

   The second plan, used by the Value Fund, is similarly constructed although the participants' annual participation in company earnings is deferred for three years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.

   Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

   Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

   Mr. Carroll is also a portfolio manager of two private investment funds advised by Loomis Sayles, and he receives a portion of the performance fee earned on those funds through an equity interest he holds in the funds' general partner.

Portfolio Managers' Ownership of Fund Shares

As of September 30, 2007, the Portfolio Managers had the following ownership in the Funds:


                                                               Dollar Range of
Name of Portfolio                                             Equity Securities
Manager                   Fund(s) Managed                         Invested
-----------------         ---------------                     -----------------

Mark B. Baribeau          Loomis Sayles Global Markets Fund           F
                          Loomis Sayles Growth Fund                   E

Arthur Barry              Loomis Sayles Value Fund                    E

Kenneth M. Buntrock       Loomis Sayles International Bond            A
                          Fund**

James L. Carroll          Loomis Sayles Value Fund                    A

Pamela N. Czekanski       Loomis Sayles Growth Fund                   E

Maureen G. Depp           Loomis Sayles Research Fund                 E

Matthew J. Eagan          Loomis Sayles High Income Fund              A
                          Loomis Sayles Investment Grade              A
                          Bond Fund                                   A
                          Loomis Sayles Strategic Income Fund

Daniel J. Fuss            Loomis Sayles Global Markets Fund           G
                          Loomis Sayles Investment Grade              E
                          Bond Fund                                   G
                          Loomis Sayles Strategic Income Fund

Kathleen C. Gaffney       Loomis Sayles High Income Fund              A
                          Loomis Sayles Investment Grade              A
                          Bond Fund                                   C
                          Loomis Sayles Strategic Income Fund

John Hyll                 Loomis Sayles Limited Term                  A
                          Government and Agency Fund

Brian James               Loomis Sayles Research Fund                 G

Steven Kaseta             Loomis Sayles Investment Grade              B
                          Bond Fund

                                                               Dollar Range of
Name of Portfolio                                             Equity Securities
Manager                   Fund(s) Managed                         Invested
-----------------         ---------------                     -----------------
Warren Koontz             Loomis Sayles Global Markets Fund           C
                          Loomis Sayles Value Fund                    E

Peter W. Palfrey          Loomis Sayles Core Plus Bond Fund           E

Richard G. Raczkowski     Loomis Sayles Core Plus Bond Fund           D

David Rolley              Loomis Sayles Global Markets Fund           E
                          Loomis Sayles International Bond            A
                          Fund**

Clifton V. Rowe           Loomis Sayles Limited Term                  A
                          Government and Agency Fund

Lynda L. Schweitzer       Loomis Sayles International Bond            A
                          Fund**

Richard D. Skaggs         Loomis Sayles Growth Fund                   E

Elaine J. Stokes          Loomis Sayles High Income Fund              A
                          Loomis Sayles Investment Grade              A
                          Bond Fund                                   D
                          Loomis Sayles Strategic Income Fund

Martha A. Strom           Loomis Sayles Massachusetts Tax             A
                          Free Income Fund                            A
                          Loomis Sayles Municipal Income Fund

--------

*  A. None                D. $50,001 - $100,000           G. over $1,000,000

   B. $1 - 10,000         E. $100,001 - $500,000
   C. $10,001 - $50,000   F. $500,001 - $1,000,000
** The Loomis Sayles International Bond Fund is newly formed and, as of the date of this SAI none of the Portfolio Managers of the Loomis Sayles International Bond Fund owned any shares of the Fund.

   There are various reasons why a Portfolio Manager may not own shares of the Fund he or she manages. One reason is that the Fund's investment objectives and strategies may not match those of the Portfolio Manager. Administrative reasons (such as facilitating compliance with an adviser's code of ethics) also may explain why a Portfolio Manager has chosen not to invest in the Natixis Funds.

Allocation of Investment Opportunity Among Natixis and Loomis Sayles Funds (the "Funds") and Other Investors Managed by the Adviser; Cross Relationships of Officers and Trustees

   Loomis Sayles has organized its business into two investment groups: The Fixed Income Group and The Equity Group. The Fixed Income Group and the Equity Group make investment decisions for the funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles' investment platforms sometimes invest in securities in which the funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

All Income Funds

   In placing orders for the purchase and sale of portfolio securities for each Income Fund, Loomis Sayles always seeks the best price and execution. Some of each Income Fund's portfolio transactions are placed with brokers and dealers that provide Loomis Sayles with supplementary investment and statistical information or furnish market quotations to that Fund, the other Funds or other investment companies advised by Loomis Sayles. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Loomis Sayles. The services may also be used by Loomis Sayles in connection with their other advisory accounts, and in some cases may not be used with respect to the Funds.


All Equity Funds

   In placing orders for the purchase and sale of equity securities for each Equity Fund, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The adviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Loomis Sayles may place orders for the Funds which, combined with orders for its other clients, may impact the price of the relevant security. This could cause the Funds to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.


   Subject to the overriding objective of obtaining the best possible execution of orders, each Fund's adviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Funds, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, each Trust's Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

   Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker, but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed-income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.


Commissions and Other Factors in Broker or Dealer Selection


   Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers or dealers involved, (f) the risk in positioning a block of securities, and
(g) the quality of the overall brokerage and research services provided by the broker or dealer.


Soft Dollars


   Loomis Sayles' receipt of brokerage and research products or services are factors in Loomis Sayles' selection of a broker dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (i.e. "soft dollars").


   Loomis Sayles will only acquire research and brokerage products and services that are deemed to qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities and Exchange Act of 1934. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions;
(ii) perform functions incidental to securities transactions; or (iii) is a service that is required by an applicable SRO or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.


   If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use soft dollars to pay for the portion of the cost relating to its research use.

   In connection with Loomis Sayles' use of soft dollars, a Fund may pay a broker dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services received, either in terms of the particular transaction or Loomis Sayles' overall responsibility to discretionary accounts.

   Loomis Sayles may use soft dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts, including the Funds, that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

   Loomis Sayles' use of soft dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of soft dollars also benefits the Funds as described above. However, conflicts may arise between a Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets.

   For purposes of this soft dollars discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretations. Loomis Sayles does not generate "soft dollars" on fixed-income transactions.

Client Commission Arrangements

   Loomis Sayles has entered into client commission arrangements ("CCAs") (also known as commission sharing arrangements) with some of its key broker dealer relationships. At the same time, Loomis Sayles has significantly reduced the number of brokers with which it will trade. In a CCA, subject to best execution, Loomis Sayles will allocate a higher portion of its clients' equity trading with broker dealers who have agreed to unbundled their commission rates in order to enable Loomis Sayles to separately negotiate rates for execution and research and research services. The execution rates Loomis Sayles has negotiated with such firms vary depending on the difficulty of the orders Loomis Sayles has asked the CCAs to execute.

   Pursuant to the CCA agreements Loomis Sayles has with these broker dealers, each firm will pool the research commissions accumulated during a calendar quarter and then, at the direction of Loomis Sayles, pay various broker dealers from this pool for the research and research services such firms have provided to Loomis Sayles.

   The CCAs enable Loomis Sayles to: strengthen its relationships with its key broker dealers, and limit the broker dealers with whom it trades to those with whom it has an electronic interface, while still maintaining the research relationships with broker dealers that provide Loomis Sayles with research and research services. In addition, the ability to unbundle the execution and research components of commissions enables Loomis Sayles to manage commission s more efficiently, and to provide greater transparency to its clients in their commission reports.

   These CCAs are deemed to be soft dollar arrangements and Loomis Sayles and each CCA intends to comply with the applicable requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, as well as the Commission Guidance Regarding Client Commission Practices under Section 28(e) in the SEC Release No. 34-54165 dated July 18, 2006.

   In addition to trading with the CCA broker dealers discussed above, Loomis Sayles continues to trade with full service broker dealers and ECNs and ATSs.


Brokerage Commissions


   The tables in Part I of this Statement set forth, for each of the last three fiscal years, (1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such year, (2) the dollar amount of transactions on which brokerage commissions were paid during such year that were directed to brokers providing research services ("directed transactions") and (3) the dollar amount of commissions paid on directed transactions during such year. The information in the tables includes transactions that were directed to broker dealers based on the internal "broker vote" allocation policy of Loomis Sayles as well as transactions that were allocated under arrangements with brokers providing research services. The "broker vote" is an internal voting process whereby Loomis Sayles' equity portfolio managers and research analysts vote on various aspects of broker dealer's qualitative services, which include without limitation: research and other services, idea generation, discussion with research analysts and corporate executives, seminars and conferences. This internal voting process is performed on a quarterly basis, and Loomis Sayles uses the results of this internal vote to determine, in good faith, the value of the research and research services it receives from the broker dealers that provide such services, and it will pay such broker dealers for these services through its CCAs and/or through trading directly with the broker dealers.


General

   Subject to procedures adopted by the Board of Trustees of each Trust, the Funds' brokerage transactions may be executed by brokers that are affiliated with Natixis US or Loomis Sayles. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

   Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts may not serve as the Funds' dealer in connection with such transactions.

   To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses.

   It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

                           DESCRIPTION OF THE TRUSTS

   The Declarations of Trust of Natixis Funds Trust I, Natixis Funds Trust II and Loomis Sayles Funds II permit each Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The Declarations of Trust further permit each Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust's Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by each Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of that Fund are entitled to share pro rata in the net assets attributable to that class of shares of that Fund available for distribution to shareholders. Each Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.


   The shares of all the Funds (except as noted in this Statement and in each of the Fund's Prospectuses) are divided into four classes: Class A, Class B (no longer offered for sale), Class C and Class Y. Each Fund offers such classes of shares as set forth in such Fund's Prospectuses. As disclosed in the Prospectuses, not every Fund offers each class of shares. Class Y shares are available for purchase only by certain eligible investors and have higher minimum purchase requirements than Classes A and C. All expenses of each Fund (including advisory and subadvisory fees but excluding class specific expenses such as transfer agency fees ("Other Expenses")) are borne by its Classes A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.


   The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the relevant Fund and Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

   Each Declaration of Trust also permits the Trusts' Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. Each Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes without shareholder approval. Shareholders' investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new "fund").

   Each Declaration of Trust provides for the perpetual existence of the Trusts. Any Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. Each Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the relevant Trust or Fund upon written notice to its shareholders.

                                 VOTING RIGHTS

   Shareholders of all Funds are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.


   All classes of shares of each Fund have identical voting rights, except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. On any matters submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the By-Laws, be voted in the aggregate as a single class without regard to series or class of shares, except 1) when required by the 1940 Act, or when the Trustees shall have determined that the matter affects one or more series or class of shares, materially differently shares shall be voted by individual series or class and 2) when the matter affects only the interest of one or more series or classes, only shareholders of such series or class shall be entitled to vote thereon. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trusts' independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.


   There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.


   Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a net asset value of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).


   Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

   The affirmative vote of a majority of shares of the Trusts voted (assuming a quorum is present in person or by proxy) is required to amend a Declaration of Trust if such amendment (1) affects the power of shareholders to vote,
(2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trusts' registration statement or (4) is submitted to the shareholders by the trustees. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other Funds.

                       SHAREHOLDER AND TRUSTEE LIABILITY

   Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

   The Declarations of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of each Trust have considered this possible liability and approved the use of the combined Prospectus for Funds of the Trusts.

                               HOW TO BUY SHARES

   The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds.


   Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange, as described in the Prospectuses, or through firms that are members of FINRA and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open. For purchases through the ACH system, the shareholder's bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.

   You may also use Natixis Funds Personal Access Line(R) (800-225-5478, press
1) or Natixis Funds website (www.funds.natixis.com) to purchase Fund shares (except for Class Y shares). For more information, see the section "Shareholder Services" in this Statement.


   At the discretion of the Distributor, bank trust departments or trust companies may also be eligible for investment in Class Y shares at a reduced minimum, subject to certain conditions including a requirement to meet the minimum investment balance within a specified time period. Please contact the Distributor at 800-225-5478 for more information. At the discretion of the Distributor, clients of Natixis Advisors may purchase, at NAV, Class A shares of Natixis Funds that do not offer Class Y shares.

   Shareholders of the Funds may be permitted to open an account without an initial investment and then wire funds into the account once established. These shareholders will still be subject to the investment minimums as detailed in the prospectus of the relevant Fund.

                                  REDEMPTIONS

   The procedures for redemption of shares of a Fund are summarized in its Prospectus. As described in the Prospectus, a CDSC may be imposed on certain redemptions of Classes A, B and C shares, and a redemption fee may be charged on redemptions and exchanges of certain of the Funds. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

   The Funds will only accept Medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a Medallion signature guarantee may not be required if the proceeds of the redemption do not exceed

$100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file. Please contact the Funds at 800-225-5478 with any questions regarding when a Medallion signature guarantee is required.

   If you select the telephone redemption service in the manner described in the next paragraph, shares of the Funds may be redeemed by calling toll free 800-225-5478. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day's closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request.


   In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, which is available at www.funds.natixis.com or from your investment dealer if the service was not previously added to the account. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a medallion signature guarantee. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor, the transfer agent and State Street Bank (the Funds' custodian) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial (the Funds' transfer agent), as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.


   Check writing is available on Class A shares of Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund. To elect check writing for your account, select the check writing option on your application and complete the attached signature card. To add check writing to an existing account, please call 800-225-5478 for our Service Options Form. The Funds will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $500 or more. The check writing privilege does not apply to shares for which you have requested share certificates to be issued. Check writing is not available for investor accounts containing Class A shares subject to a CDSC. If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. Limited Term Government and Agency Fund, Massachusetts Tax Free Income Fund and the Distributor are in no way responsible for any check writing account established with State Street Bank. You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.


   Shares purchased by check or through ACH may not be available immediately for redemption to the extent the check or ACH transaction has not cleared. The Funds may withhold redemption proceeds for 10 days when redemptions are made within 10 calendar days of purchase by check or through ACH.

   The redemption price will be the net asset value per share (less any applicable CDSC and redemption fee) next determined after the redemption request and any necessary special documentation are received by the transfer agent or your investment dealer in proper form. Payment normally will be made by the Funds within seven days thereafter. However, in the event of a request to redeem shares for which a Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).


   The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Funds), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account,
(ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee's account.

   The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from 403(b)(7) custodial accounts due to death or disability.

   The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

   A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Natixis Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

   In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than the close of the exchange). Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

   Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind, if Loomis Sayles determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's adviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of each Fund at the beginning of such period. The Funds do not currently impose any redemption charge other than the CDSC imposed by the Funds' distributor, and the redemption fee imposed on certain Funds, both as described in the Prospectuses. The Board of Trustees reserves the right to impose additional charges at any time. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Taxes," below.

Reinstatement Privilege (Class A shares only)

   The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. In order to exercise the reinstatement privilege, you must provide the investment check and written notice to Natixis Funds (directly or through your financial representative) within 120 days of your redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds.

   Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

                             SHAREHOLDER SERVICES

Open Accounts

   A shareholder's investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, Boston Financial will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Boston Financial may charge a fee for providing duplicate information.

   The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

   The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Classes A and C Shares)

   Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, or through payroll deduction, and are forwarded to Boston Financial for investment in the Fund. A plan may be opened with an initial investment of $1,000 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor's account. (Shareholders with accounts participating in Natixis Funds Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 or more into those accounts). The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan and may be obtained by calling the Funds at 800-225-5478 or your investment dealer or by visiting the Funds' website at www.funds.natixis.com.

   This program is voluntary and may be terminated at any time by Boston Financial upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Boston Financial, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation or by written notice to the shareholder at least thirty days prior to any payment date. The Funds are under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits (Classes A and C Shares)

   The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b)(7) plans.

   The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $1,000 for IRAs and Keogh plans using the Natixis Funds prototype document and $500 for Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is no initial or subsequent investment minimum for SIMPLE IRAs and 403(b)(7) plans using the Natixis Funds, prototype documents. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

   Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Classes A, B and C Shares)

   An investor owning a Fund's shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan ("Plan") providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from Boston Financial or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a Medallion signature guarantee is provided. Please consult your investment dealer or the Funds.

   A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.


   In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares purchased through the reinvestment of distribution in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to redemptions pursuant to the Plan. As described in the Prospectuses, a redemption fee may apply.


   All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

   Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Taxes" below for certain information as to federal income taxes.

   It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. Natixis Funds may modify or terminate this program at any time.

   Because of statutory restrictions this Plan may not be available to pension or profit-sharing plans, IRAs or 403(b)(7) plans that have State Street Bank as trustee. Different documentation may be required.

Payroll Deduction Program


   The Funds no longer offer the Payroll Deduction Plan to new shareholders. Shareholders enrolled in the Payroll Deduction Program prior to May 1, 2005 may continue to participate in the program for the accounts that were included in that enrollment but may not add the program to additional accounts. Employees of Natixis Global Associates may continue to participate in the program and may continue to add the program to additional accounts. In order to participate, employees must establish an account that meets a minimum initial investment amount of $1000. Subsequent investments through the program must be for a minimum of $50 on a monthly basis and the Funds' minimum balance policy will apply.


Dividend Diversification Program

   You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend payable date. A dividend diversification account must be registered to the same shareholder as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Natixis Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege

   A shareholder may exchange the shares of any Fund for shares of the same class of another Natixis Fund, Natixis Cash Management Trust--Money Market Series (the "Money Market Fund") or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. In certain limited circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the fund into which they are exchanging at the time of the exchange. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. As stated above, if you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Fund. On all exchanges of Class B or C shares subject to a CDSC into the Money Market Fund, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, relating to conversion to Class A shares. The aging period resumes only when an exchange is made back into Classes B and C shares of a Fund. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other Natixis Fund listed below, subject to those funds' eligibility requirements and sales charges. Class C shares in accounts of the Money Market Fund may exchange into Class C shares of a Natixis Fund subject to its CDSC schedule. These options are summarized in the Prospectuses. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund at 800-225-5478 or (2) a written exchange request to the Fund, P.O. Box 219579, Kansas City, MO 64121-9579. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total net asset value of your account, whichever is less.

   In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a Fund for Class Y shares of the same Fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same Fund. Shareholders will not be charged any redemption fee or exchange fee as a result of the exchange. The exchange between classes will generally be a non-taxable event to the shareholder.

   All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. Each Fund reserves the right to suspend or change the terms of exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund or the Distributor will send notice to the prospective investor or the investor's financial intermediary promptly after receipt of the rejected order.


   An exchange transaction is a redemption of shares and is subject to the redemption fee policy. See the section "Redemptions" above.

   Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

   Before requesting an exchange into any other Natixis Fund, Money Market Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

   As indicated in the Prospectuses, certain Funds are subject to a redemption fee on exchanges.

Automatic Exchange Plan (Classes A, B and C Shares)

   As described in the Prospectus, a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from Boston Financial or your financial representative.

Broker Trading Privileges


   The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by a Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.


Transcript Requests


   Transcripts of account transactions will be provided, for a fee, at the shareholders request. Transcript requests for years prior to 2004 will be charged $20 per Fund per account for each year requested. Transcript requests for 2004 through the current year will be charged $10 per Fund per account for each year requested.


Self-Servicing Your Account with Natixis Funds Personal Access Line(R) and Web Site

   Natixis Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.funds.natixis.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Natixis Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Natixis Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our Web site at www.funds.natixis.com.

   Investor activities through these mediums are subject to the terms and conditions outlined in the following Natixis Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the Natixis Funds Personal Access Line(R) or Web site at www.funds.natixis.com by an investor shall indicate agreement with the following terms and conditions:

            Natixis Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

   The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

   The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.


NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE NATIXIS FUNDS.


   You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NATIXIS FUNDS PERSONAL ACCESS LINE/(R)/

   You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

   You agree that Natixis Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

   Natixis Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Natixis Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly Natixis Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

   The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Natixis Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Natixis Funds if any of the following occurs:

    1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

    2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

    3. You transmit a transaction for which you do not receive a confirmation number.

    4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

    5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

   Any costs incurred in connection with the use of the Natixis Funds Personal Access Line/(R)/ or the Natixis Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly Natixis Funds makes no warranties concerning the availability of Internet services or network availability.

   Natixis Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NATIXIS FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Natixis Funds should be sent to:

   Natixis Funds
   P. O. Box 219579
   Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

                                NET ASSET VALUE

   The method for determining the public offering price and net asset value per share is summarized in the Prospectus.


   The total net asset value or "NAV" of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The Funds will not price their shares on the following holidays:
New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to a Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by a Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Exchange traded options should use the average of the closing bid and ask. Futures are valued at the most recent settlement price. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board. Investments in other open-end investment companies are valued at their net asset value each day.

   Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the official close of the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of a Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated.

   Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' investment adviser pursuant to procedures approved by the Board of Trustees.


   Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Funds may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

   Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

   The per share net asset value of a class of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by Boston Financial or State Street Bank, plus a sales charge as set forth in each Fund's Prospectus. The public offering price of Class C or Y shares of a Fund is the next-determined net asset value.


                             REDUCED SALES CHARGES

   The following special purchase plans are summarized in the Prospectuses and are described in greater detail below. Investors should note that in many cases, the broker, and not the Funds, is responsible for ensuring that the investor receives current discounts.

   If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper "breakpoint" discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Distributor and your financial intermediary, in writing, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to the investor's account. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Fund shares, including accounts with other financial intermediaries, and your family members' and other related parties' accounts, in order to verify your eligibility for the reduced sales charge.

Cumulative Purchase Discount

   A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated--Class A shares" in the Class A, B and C Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or other of the Natixis Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund or Natixis Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

Letter of Intent

   A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $25,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts and other Natixis Funds over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

   A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Funds' transfer agency.

   A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

   The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

   The Funds' transfer agent will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to the Funds' transfer agent the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes the Funds' transfer agent to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

Combining Accounts

   For purposes of determining the sales charge applicable to a given purchase, a shareholder may elect to combine the purchase and the shareholder's total investment (calculated at the current public offering price) in all series and classes of the Natixis Funds (excluding the Money Market Fund, unless the shares were purchased through an exchange with another Natixis Fund) with the purchases and total investment of the shareholder's spouse, parents, children, siblings, grandparents, grandchildren, and in-laws of those previously mentioned, single trust estates, individual fiduciary accounts and sole proprietorships or any other group of individuals acceptable to the Distributor. If the combined value of the purchases and total investments exceed a sales charge breakpoint as disclosed in the Prospectus, the lower sales charge applies to the entire amount of the purchase, even though some portion of that investment is below the breakpoint to which a reduced sales charge applies.

   For certain retirement plans, the Distributor may, in its discretion, combine the purchases and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

   Purchases and total investments of individuals may not be combined with purchases and total investments of the retirement plan accounts described in the preceding paragraph for the purpose of determining the availability of a reduced sales charge. Only the purchases and total investments in tax-qualified retirement plans or other employee benefit plans in which the shareholder is the sole participant may be combined with individual accounts for purposes of determining the availability of a reduced sales charge.

Clients of the Adviser


   Investment advisory clients of Loomis Sayles may invest in Class Y shares of the Funds below the minimums stated in the Class Y Prospectus. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser to any series of the Trusts or another Natixis Fund; any director, officer or partner of a client of an adviser to any series of the Trusts or another Natixis Fund; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trusts or another Natixis Fund if at least one participant in the plan qualifies under category (1) above; and
(3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trusts or another Natixis Fund. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase. In addition, the front-end sales charge or CDSC may be waived for investments in Class A shares, for Funds that do not offer Class Y shares, by clients of an adviser to any series of the Trusts or another Natixis Fund.


Eligible Governmental Authorities

   There is no sales charge or CDSC related to investments in Class A shares by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

Investment Advisory Accounts

   Class A shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

Certain Broker-Dealers and Financial Services Organizations


   Class A shares of any Fund also may be purchased at net asset value through certain broker-dealers or financial services organizations without any transaction fee. Such organizations may also receive compensation paid by Natixis Advisors, or its affiliates out of their own assets (as described above under "Distribution Agreements and Rule 12b-1 Plans"), or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.


Certain Retirement Plans


   Class A shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets or 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Funds in the form of service or distribution fees.


Bank Trust Departments or Trust Companies

   Class A shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

                                     TAXES

In General


   As described in the Prospectuses, it is the policy of each Fund to pay all of its shareholders, as dividends, substantially all of its net investment income and to distribute annually all of its net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

   Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of a Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Natixis Funds. In order for a change to be in effect for any dividend or distribution, it must be received by Natixis Funds on or before the record date for such dividend or distribution.

   If you elect to receive your dividends in cash and the dividend checks sent to you are returned as "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

   As required by federal law, federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.


Taxation of the Funds


   Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b)net income derived from interests in qualified publicly traded partnerships ("QPTPs"); (ii) diversify its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

   In general, for purposes of the 90% gross income requirement described in
(i) of the previous paragraph, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a QPTP (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i)(a) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.

   For purposes of the diversification requirements described in (ii) above, the term "outstanding voting securities of such issuer" will include the equity securities of a QPTP. Also for purposes of meeting the diversification requirements, in the case of the Fund's investments in loan participations the Funds will treat both the intermediary and the issuer of the underlying loan as an issuer.

   Assuming that it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

   As noted above, each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. Each Fund also intends to distribute annually all of its net capital gain. If a Fund does retain any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by a Fund on such undistributed amount against their federal tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31st as if it has been incurred in the succeeding year.

   A nondeductible excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st (or December 31st if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. For these purposes, each Fund will be treated as having distributed any amount on which it is subject to income tax. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.


Taxation of Fund Distributions


   For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of a Fund's earnings and profits. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are designated by a Fund as capital gain dividends ("Capital Gain Dividends") will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

   Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares (other than distributions, if any, designated by a Fund as "exempt-interest dividends"). Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by a Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

   Long-term capital gain rates applicable to individuals have been temporarily reduced to, in general, 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011.

   For taxable years beginning before January 1, 2011, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or the shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

   In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's shares. Income derived from investments in fixed-income securities and REITs generally is not eligible for treatment as qualified dividend income. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, excluding net long-term capital gain over net short-term capital loss, then 100% of the Fund's dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income.

   If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares


   The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares and will be disallowed shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


Exempt-Interest Dividends

   A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that a Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.


   Investors may not deduct part or all of the interest on indebtedness, if any, incurred or continued to purchase or carry shares of a Fund paying exempt-interest dividends, such as the Massachusetts Tax Free Income Fund and the Municipal Income Funds. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of a Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholders that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


Passive Foreign Investment Companies


   Funds that invest in foreign securities may own shares in certain foreign investment entities referred to as "passive foreign investment companies" ("PFICs"). In order to avoid U.S. federal income tax on distributions received from a PFIC, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund may elect to "mark-to-market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Such gains are taxed as ordinary income. Each Fund may also elect to treat a PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund would be required to include its share of the PFIC's income and net capital gains annually, regardless of whether it receives distributions from the company. The mark-to-market and QEF elections may require a Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.


Foreign Taxes

   Funds that invest in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. Each Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by that Fund to foreign countries in respect of foreign securities held for at least a minimum period specified in the Code. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to limitations imposed by the Code.


Foreign Currency Transactions

   Transactions in foreign currencies, foreign-currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Financial Products


   A Fund's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

   Certain of each Fund's hedging activities (including transactions, if any, in foreign currencies and foreign currency denominated instruments) are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

   Securities loans may or may not be structured in a manner to preserve qualified dividend income treatment on dividends paid with respect to the securities lent. A Fund may receive substitute payments (instead of the dividend) that will not be eligible for treatment as qualified dividend income.

Securities Issued or Purchased at a Discount and Payment-in-Kind Securities

   A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

   In addition, payment-in-kind securities held by a Fund will give rise to income which is required to be distributed even though the Fund receives no interest payment in cash on the security during the year.


Tax-Exempt Shareholders

   Under current law, the Funds serve to "block" (that is, prevent the attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if the Fund invests in REITs that hold residential interests in real estate mortgage investment conduits ("REMICs"), or if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year.

Backup Withholding


   Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.


Non-U.S. Shareholders


   In general, dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "Foreign Person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a Foreign Person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the distribution is attributable to certain interest on an obligation if the Foreign Person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the distribution is attributable to interest paid by a person that is a related person of the Foreign Person and the Foreign Person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions are properly designated by a Fund, and (ii) with respect to distributions (other than distributions to an individual Foreign Person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a Foreign Person will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute
Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign Persons should contact their intermediaries with respect to the application of these rules to their accounts. Legislation has been proposed that would extend the exemption from withholding for interest-related distributions and short-term capital gain distributions fro one year. At the time of this filing, it is unclear whether the legislation will be enacted.

   If a beneficial holder who is a Foreign Person has a trade or business in the United States, and dividends paid to or for the benefit of that beneficial holder are effectively connected with the conduct of such trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

   Under U.S. federal tax law, a beneficial holder of shares who is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

Other Tax Matters

   Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

   Dividends and distributions also may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

   The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax described above (or a reduced rate of withholding provided by treaty).

   If a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.


   The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.


                            PERFORMANCE INFORMATION


Yield and Total Return


   Each Fund may advertise the yield and total return of each class of its shares. Each Fund's yield and total return will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and total return and the tax exempt status of distributions should be considered when comparing a Fund's yield and total return to yields and total returns published for other investment companies and other investment vehicles. Yield and total return should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields and total return do not take into account any applicable sales charges or CDSC. Yield and total return may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present yields and total return reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect. Yields and total return will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund's Classes A, B and C shares.


   Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

   Each of the Tax Free Income Funds may also advertise a taxable equivalent yield, calculated as described above except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax-exempt income of the Fund divided by the difference between 1 and the effective federal (or combined federal and state) income tax rate for taxpayers in that tax bracket.

   At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

   Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

                             FINANCIAL STATEMENTS


   The financial statements, financial highlights and the reports of the independent registered public accounting firm included in the Funds' annual reports dated September 30, 2007, are also incorporated herein by reference to such reports. The Funds' annual and semiannual reports are available upon request and without charge. Each Fund will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-225-5478 or by writing to the Funds at: 399 Boylston Street, Boston, Massachusetts 02116 or by visiting the Funds' website at www.funds.natixis.com. The annual and semiannual reports are also available on-line at the SEC's website at www.sec.gov.

                                                                     APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

   Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's, S&P's and Fitch's ratings applicable to fixed-income securities.

Moody's Investors Service, Inc.

   Corporate and Municipal Bond Ratings

   Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

   Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

   A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

   Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

   Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

   B: Obligations rated B are considered speculative and are subject to high credit risk.

   Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

   Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

   C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

   Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

   Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

   Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

   Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

   Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

   Moody's employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

   P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

   P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

   P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

   NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

   Issue Credit Rating Definitions

   A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

   Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

   Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

   Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

Corporate and Municipal Bond Ratings

   Investment-Grade

   AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

   AA: An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

   A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

   BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

   Speculative Grade

   Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

   BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

   B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

   CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

   CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

   C: A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

   CI: The rating CI is reserved for income bonds on which no interest is being paid.

   D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

   Plus (+) or Minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

   pr: The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

   r: The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

   NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Commercial Paper Rating Definitions

   A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

   A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

   A-2: Capacity for a timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

   A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

   B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

   C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

   D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will made during such grace period.

   A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment on market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' to 'BBB-' categories; Short-term 'F1' to'F3') indicate relatively low to moderate credit risk, while those in the "speculative" or "non investment grade" categories (international Long-term 'BB+' to 'D'; Short-term 'B' to 'D') either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security's relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade

BB

Speculative

'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative

   For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

   For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'RR1' (outstanding).

CCC

   For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

   For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'RR2' (superior), or 'RR3' (good) or 'RR4' (average).

CC

   For issuers and performing obligations, default of some kind appears probable.

   For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C

   For issuers and performing obligations, default is imminent.

   For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'RR6' (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;--the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or--the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1.' (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are 'stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term 'put' or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

'PIF'

Paid-in -Full; denotes a security that is paid-in-full, matured, called, or refinanced.

'NR' indicates that Fitch Ratings does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

                                                      Registration Nos. 2-98326
                                                                      811-04323

                             NATIXIS FUNDS TRUST I


                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits


(a)           Articles of Incorporation.

    (1) (i) The Registrant's Third Amended and Restated Agreement and Declaration of Trust dated June 2, 2005 (the "Agreement and Declaration") is incorporated by reference to exhibit (a)(1) to post-effective amendment ("PEA") No. 62 to the initial registration statement ("Registration Statement") filed on August 18, 2005.

        (ii) Amendment No. 1 dated June 1, 2007 to the Registrant's Third Amended and Restated Agreement and Declaration of Trust dated June 2, 2005 is filed herewith.

(b)           By-Laws.

    (1) The Registrant's Amended and Restated By-Laws dated June 2, 2005 (the "By-laws") are incorporated by reference to exhibit (b)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

(c)           Instruments Defining Rights of Security Holders.

    (1) Rights of shareholders are described in Article III, Section 6 of the Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

(d)           Investment Advisory Contracts.

    (1) (i) Advisory Agreement dated December 31, 2004 between the Registrant on behalf of CGM Advisor Targeted Equity Fund and Capital Growth Management Limited Partnership ("CGM") is incorporated by reference to exhibit (d)(1)(i) to PEA No. 59 to the Registration Statement filed on January 28, 2005.

        (ii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Westpeak 130/30 Growth Fund and Natixis Asset Management Advisors, L.P. ("Natixis Advisors") is incorporated by reference to exhibit (d)(2)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

        (iii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

        (iv) Addendum dated June 1, 2001 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(2)(v) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

        (v) Addendum dated May 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(1)(v) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

      (vi)   Addendum dated July 1, 2005 to Advisory Agreement dated
             October 30, 2000 between Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(1)(v) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

      (vii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Hansberger International Fund and Natixis Advisors is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

      (viii) Addendum dated March 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Hansberger International Fund and Natixis Advisors is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

      (ix) Advisory Agreement dated September 1, 2003 between Registrant on behalf of Loomis Sayles Core Plus Bond Fund and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

      (x) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Natixis Advisors is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

      (xi) Addendum dated March 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Natixis Advisors is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

      (xii) Advisory Agreement dated November 1, 2005 between Registrant on behalf of Natixis Income Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(1)(xiii) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

  (2) (i) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Westpeak 130/30 Growth Fund, Natixis Advisors and Westpeak Global Advisors, L.P. ("Westpeak") is incorporated by reference to exhibit (d)(3)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

      (ii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Small Cap Value segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

      (iii) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Small Cap Value segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit
             (d)(3)(vi) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

      (iv) Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Small Cap Value segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(4) to PEA No. 62 to the Registration
              Statement filed on August 18, 2005.

      (v) Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Mid Cap Growth segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

      (vi) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of Natixis U.S.
              Diversified Portfolio (Mid Cap Growth segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit
              (d)(3)(viii) to PEA No. 45 to the Registration Statement filed on
              July 30, 2001.

      (vii) Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of Natixis U.S.
              Diversified Portfolio (Mid Cap Growth segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit
              (d)(3)(vii) to PEA No. 62 to the Registration Statement filed on
              August 18, 2005.

      (viii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio, Natixis Advisors and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

      (ix) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S.
              Diversified Portfolio, Natixis Advisors and Harris Associates is incorporated by reference to exhibit (d)(3)(x) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

      (x) Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S.
              Diversified Portfolio, Natixis Advisors and Harris Associates is incorporated by reference to exhibit (d)(3)(ix) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

      (xi) Sub-advisory Agreement dated October 2, 2006 among Registrant on behalf of Natixis U.S. Diversified Portfolio, Natixis Advisors and BlackRock Investment Management, LLC ("BlackRock") is incorporated by reference to exhibit (2)(xi) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

      (xii) Sub-advisory Agreement dated March 9, 2007 among Registrant on behalf of Hansberger International Fund, Natixis Advisors and
              Hansberger Global Investors, Inc. ("Hansberger") is incorporated by reference to exhibit (d)(3)(xvi) to PEA No. 67 to the Registration Statement filed on April 27, 2007.

      (xiii) Sub-advisory Agreement dated March 1, 2004 among Registrant on behalf of Vaughan Nelson Small Cap Value Fund, Natixis Advisors and Vaughan Nelson is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

      (xiv) Sub-advisory Agreement dated November 1, 2005 among Registrant on behalf of Natixis Income Diversified Portfolio relating to the Inflation Protected Securities discipline, Natixis Advisors and
              Loomis Sayles is incorporated by reference to exhibit (d)(2)(xx) to PEA No. 64 to the Registration Statement filed on January 30,
              2006.

        (xv) Sub-advisory Agreement November 1, 2005 among Registrant on behalf of Natixis Income Diversified Portfolio relating to the Multi-Sector Bond discipline, Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(2)(xxi) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

        (xvi) Sub-advisory Agreement November 1, 2005 among Registrant on behalf of Natixis Income Diversified Portfolio relating to the Diversified REIT discipline, Natixis Advisors and AEW Management and Advisors, L.P. ("AEW") is incorporated by reference to exhibit (d)(2)(xxii) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

(e)           Underwriting Contracts.

    (1) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of CGM Advisor Targeted Equity Fund and Natixis Distributors, L.P. ("Natixis Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (2)       Distribution Agreement dated March 3, 2003 between the
              Registrant on behalf of Westpeak 130/30 Growth Fund and Natixis Distributors is incorporated by reference to exhibit (e)(2) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (3) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Distributors is incorporated by reference to exhibit
              (e)(5) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (4) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Hansberger International Fund and Natixis Distributors is incorporated by reference to exhibit
              (e)(7) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (5) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Loomis Sayles Core Plus Bond Fund and Natixis Distributors is incorporated by reference to exhibit
              (e)(10) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (6) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Natixis Distributors is incorporated by reference to exhibit
              (e)(12) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (7) Distribution Agreement dated November 1, 2005 between the Registrant on behalf of Natixis Income Diversified Portfolio and Natixis Distributors is incorporated by reference to exhibit
              (e)(8) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

    (8) Form of Dealer Agreement used by Natixis Distributors is filed herewith.

(f)           Bonus or Profit Sharing Contracts.

              None.

(g)          Custodian Agreements.

    (1) Custodian Contract dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street Bank and Trust Company ("State Street") is incorporated by reference to exhibit (g)(1) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

    (2) Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 between Registrant, on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, and State Street is incorporated by reference to exhibit (g)(2) to the Registration Statement filed on January 26, 2007.

(h)          Other Material Contracts.

    (1) (i) Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Boston Financial Data Services, Inc. ("Boston Financial") is incorporated by reference to exhibit (h)(1) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

        (ii) Revised Appendix A dated July 17, 2006 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, and Boston Financial is incorporated by referenced to PEA No. 66 to the Registration Statement filed on January 26, 2007.

    (2) Securities Lending Authorization Agreement dated September 1, 2005 between the Registration, on behalf of its series, and State Street is incorporated by reference to exhibit (h)(3) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

    (3) (i) Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated February 1, 2008 between Natixis Advisors and the Registrant on behalf of Loomis Sayles Core Plus Bond Fund is filed herewith.

        (ii) Form of Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated February 1, 2008 between Natixis Advisors and the Registrant on behalf of Loomis Sayles Core Plus Bond Fund is filed herewith.

    (4) (i) Loomis Sayles Fee Waiver/Expense Reimbursement Undertakings dated February 1, 2008 between Loomis Sayles and the Registrant on behalf of Loomis Sayles Core Plus Bond Fund is filed herewith.

        (ii) Form of Loomis Sayles Fee Waiver/Expense Reimbursement Undertakings dated February 1, 2008 between Loomis Sayles and the Registrant on behalf of Loomis Sayles Core Plus Bond Fund is filed herewith.

    (5) Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated

         February 1, 2008 between Natixis Advisors and the Registrant on behalf of Natixis Income Diversified Portfolio, Westpeak 130/30
         Growth Fund and Vaughan Nelson Small Cap Value Fund is filed herewith.

(6) Administrative Services Agreement dated January 3, 2005 between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 58 to the Registration Statement filed on January 28, 2005.

(7) First Amendment dated November 1, 2005 to the Administrative Services Agreement between the Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(7) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

(8) Second Amendment dated January 1, 2006 to Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit
         (h)(9) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

(9) Third Amendment dated July 1, 2007 to Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit
         (h)(9) to PEA No. 70 to the Registration Statement filed on July 30, 2007.

(10) Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(10) to PEA No. 71 to the Registration Statement filed on December 3, 2007.

(11) Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series and Natixis Advisors is filed herewith.

(12) Administrative Services Fee Waiver dated October 1, 2007 between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is filed herewith.

(13) Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among Registrant, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds

             Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II is incorporated by reference to exhibit (h)(7) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

    (14) Advisory Administration Agreement dated September 1, 2003 between the Registrant, with respect to Loomis Sayles Core Plus Bond Fund, and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

(i)          Legal Opinion.

    (1) Opinion and consent of counsel relating to the Registrant's Hansberger International Fund is incorporated by reference to exhibit 10(h) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

    (2) Opinion and consent of counsel relating to the Registrant's Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit 10(i) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

    (3) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

    (4) Opinion and consent of counsel relating to the Registrant's Natixis U.S. Diversified Portfolio is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

    (5) Opinion and consent of counsel relating to the Registrant's Natixis Income Diversified Portfolio is incorporated by reference to exhibit (i)(5) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

(j)          Other Opinions.

             Consent of independent registered public accounting firm is filed herewith.

(k)          Omitted Financial Statements

             Not applicable.

(l)          Initial Capital Agreements.

             Not applicable.

(m)          Rule 12b-1 Plan.

    (1) (a) Rule 12b-1 Plan for Class A shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (b) Rule 12b-1 Plan for Class B shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

         (c) Rule 12b-1 Plan for Class C shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

(2) (a) Rule 12b-1 Plan for Class A shares of Westpeak 130/30 Growth Fund is incorporated by reference to exhibit (m)(2)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

    (b) Rule 12b-1 Plan for Class B shares of Westpeak 130/30 Growth Fund is incorporated by reference to exhibit (m)(2)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (c) Rule 12b-1 Plan for Class C shares of Westpeak 130/30 Growth Fund is incorporated by reference to exhibit (m)(2)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

(3) (a) Rule 12b-1 Plan for Class A shares of Natixis U.S. Diversified Portfolio is incorporated by reference to exhibit (m)(5)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

    (b) Rule 12b-1 Plan for Class B shares of Natixis U.S. Diversified Portfolio is incorporated by reference to exhibit (m)(5)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (c) Rule 12b-1 Plan for Class C shares of Natixis U.S. Diversified is incorporated by reference to exhibit (m)(5)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

(4) (a) Rule 12b-1 Plan for Class A shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

    (b) Rule 12b-1 Plan for Class B shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (c) Rule 12b-1 Plan for Class C shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

(5) (a) Rule 12b-1 Plan for Class A shares of Loomis Sayles Core Plus Fund is incorporated by reference to exhibit (m)(10)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

    (b) Rule 12b-1 Plan for Class B shares of Loomis Sayles Core Plus Fund is incorporated by reference to exhibit (m)(10)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (c) Rule 12b-1 Plan for Class C shares of Loomis Sayles Core Plus Bond Fund is incorporated by reference to exhibit (m)(10)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

(6) (a) Rule 12b-1 Plan for Class A shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

    (b)   Rule 12b-1 Plan for Class B shares of Vaughan Nelson Small Cap Value

            Fund is incorporated by reference to exhibit (m)(12)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

        (c) Rule 12b-1 Plan for Class C shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

    (7) (a) Rule 12b-1 Plan for Class A shares of Natixis Income Diversified Portfolio is incorporated by reference to exhibit (8)(a) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

        (b) Rule 12b-1 Plan for Class C shares of Natixis Income Diversified Portfolio is incorporated by reference to exhibit (8)(b) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

(n)         Rule 18f-3 Plan

    (1) Registrant's Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, effective September, 2007 is incorporated by reference to exhibit (n)(1) to PEA No. 71 to the Registration Statement filed on December 3, 2007.

(p)         Code of Ethics.

    (1) Code of Ethics of Registrant dated September 14, 2007 is incorporated by reference to exhibit (p)(1) to PEA No. 71 to the Registration Statement filed on December 3, 2007.

    (2) Code of Ethics dated October 1, 2007 for Natixis Advisors and Natixis Distributors is incorporated by reference to exhibit
            (p)(2) to PEA No. 71 to the Registration Statement filed on December 3, 2007.

    (3) Code of Ethics dated October 26, 2006 of Capital Growth Management Limited Partnership is incorporated by reference to exhibit (p)(3) to PEA No. 70 to the Registration Statement filed on July 30, 2007.

    (4) Code of Ethics dated August 30, 2005 for Westpeak is incorporated by reference to exhibit (p)(4) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

    (5) Code of Ethics dated January 14, 2000 as amended August 1, 2007 of Loomis Sayles is incorporated by reference to exhibit (p)(5) to PEA No. 71 to the Registration Statement filed on December 3, 2007.

    (6) Code of Ethics dated September 30, 2005 as amended August 14, 2007 of Harris Associates is incorporated by reference to exhibit
            (p)(6) to PEA No. 71 to the Registration Statement filed on December 3, 2007.

    (7) Code of Ethics dated March 20, 2007 of Vaughan Nelson is incorporated by reference to exhibit (p)(7) to PEA No. 70 to the Registration Statement filed on July 30, 2007.

    (8) Code of Ethics dated February 1, 2005 for BlackRock is incorporated by reference to exhibit (p)(8) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

    (9) Code of Ethics dated January 31, 2005 as amended May 17, 2007 for Hansberger is incorporated by reference to exhibit (p)(9) to PEA No. 71 to the Registration Statement filed on December 3, 2007.

    (10) Code of Ethics dated March 2006 for AEW is incorporated by reference to exhibit (p)(10) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

(q)        Powers of Attorney

    (1) Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, Richard Darman, John T. Hailer, Edward Benjamin, Robert Blanding and Sandra O. Moose dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to PEA No. 58 to the Registration Statement filed on December 2, 2004.

    (2) Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

    (3) Power of Attorney for Jonathan P. Mason is incorporated by reference to exhibit (q)(3) to PEA No. 67 to the Registration Statement filed on April 27, 2007.


Item 24.  Persons Controlled by or Under Common Control with the Registrant


   The Registrant is not aware of any person controlled or under common control with any of its series. As of January 4, 2008, the persons listed below owned 25% or more of the outstanding voting securities of one or more series of the Registrant and thus may be deemed to "control" the series within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended:*



                                                                  Percentage of
Fund                    Shareholder and Address                    shares held
----                    ----------------------------------------  -------------
Natixis Income          Merrill Lynch Pierce Fenner & Smith Inc.      44.82%
  Diversified Portfolio For The Sole Ben Of Its Customers
                        Attn: Fund Administration
                        4800 Deer Lake Dr East- 2nd Fl
                        Jacksonville, FL 32246-6484

--------
* Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of the Fund, it may be deemed to "control" the Fund within the meaning of the 1940 Act.


   As of January 4, 2008, there were no persons that owned 25% or more of the outstanding voting securities of any series of the Registrant, except as noted above.


Item 25.  Indemnification

   Under Article 5 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of
Article 5 of the Registrant's By-laws incorporated by reference to exhibit
(b)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

   The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

   Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management, L.P. (formerly IXIS Asset Management US Group, L.P.) and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser

(a) Natixis Advisors, a wholly owned subsidiary Natixis Global Asset Management, L.P. , serves as investment adviser to all the series of the Registrant except CGM Advisor Targeted Equity Fund and Loomis Sayles Core Plus Bond Fund. Natixis Advisors was organized in 1995.

      The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Natixis Advisors during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Natixis Advisors pursuant to the Advisers Act (SEC File No. 801-48408; IARD/CRD No. 106800).

(b) CGM, adviser of the Registrant's CGM Advisor Targeted Equity Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

      The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of CGM during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by CGM pursuant to the Advisers Act (SEC File No. 801-35935; IARD/CRD No. 105268).

(c) Loomis Sayles, adviser of the Registrant's Loomis Sayles Core Plus Bond Fund and subadviser of the Registrant's Natixis U.S. Diversified Portfolio and Natixis Income Diversified Portfolio, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

      The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the "Advisers Act") (SEC File No. 801-170; IARD/CRD No. 105377).

(d) Westpeak serves as subadviser to the Registrant's Westpeak 130/30 Growth Fund. Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients.

      The list required by this Item 26 regarding any other general business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Westpeak during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No. 801-39554; IARD/CRD No. 106769).

(e) Harris Associates serves as a subadviser to the Registrant's Natixis U.S. Diversified Portfolio. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

      The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).

(f) Vaughan Nelson serves as a subadviser to the Registrant's Vaughan Nelson Small Cap Value Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

      The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (File No. 801-51795; IARD/CRD No. 106975).

(g) BlackRock serves as subadviser to the Registrant's Natixis U.S. Diversified Portfolio, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

      The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of BlackRock during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by BlackRock pursuant to the Advisers Act (File No. 801-56972; IARD/CRD No. 108928).

(h) Hansberger serves as subadviser to the Registrant's Hansberger International Fund.

      The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Hansberger during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Hansberger pursuant to the Advisers Act (File No. 801-46059; IARD/CRD No. 106039).

(i) AEW serves as a subadviser to the Natixis Income Diversified Portfolio, provides investment advice to a number of other organizations, institutional clients and individuals.

    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of AEW during the past two years is incorporated herein by reference to schedule A and D of Form ADV filed by AEW pursuant to the Advisers Act (SEC file No. 801-48034; IARD/CRD No. 108638).

Item 27.  PrincipalUnderwriter

(a) Natixis Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

Natixis Cash Management Trust
Natixis Funds Trust II
Natixis Funds Trust III
Natixis Funds Trust IV
Loomis Sayles Funds I
Loomis Sayles Funds II
Delafield Fund, Inc.
Hansberger International Series
Gateway Trust

(b) The general partner and officers of the Registrant's principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

                             Positions and Offices     Positions and Offices
Name                       with Principal Underwriter     with Registrant
----                       -------------------------- ------------------------
Natixis Distribution       General Partner            None
  Corporation

John T. Hailer             President and Chief        President and Trustee
                           Executive Officer

Robert Krantz              Executive Vice President   Executive Vice President

Coleen Downs Dinneen       Senior Vice President,     Secretary, Clerk and
                           General Counsel,           Chief Legal Officer
                           Secretary and Clerk

Russell Kane               Chief Compliance Officer   Chief Compliance
                           for Mutual Funds, Senior   Officer, Anti-Money
                           Vice President, Associate  Laundering Officer and
                           General Counsel,           Assistant Secretary
                           Assistant Secretary and
                           Assistant Clerk

Michael C. Kardok          Senior Vice President      Treasurer, Principal
                                                      Financial and Accounting
                                                      Officer

Anthony Loureiro           Senior Vice President,     None
                           Chief Compliance
                           Officer-Broker/Dealer and
                           Anti-Money Laundering
                           Compliance Officer

Beatriz Pina Smith         Senior Vice President,     None
                           Treasurer and Chief
                           Financial Officer

Marilyn Rosh               Vice President and         None
                           Controller

                             Positions and Offices     Positions and Offices
Name                       with Principal Underwriter     with Registrant
----                       -------------------------- ------------------------
Sharon Wratchford          Executive Vice President   None

William Butcher            Executive Vice President   None

Diane Whelan               Executive Vice President   None
                           and Chief Information
                           Officer

Matt Witkos                Executive Vice President   None

David Allison              Senior Vice President      None

John Bearce                Senior Vice President      None

Elizabeth Puls-Burns       Senior Vice President      None

Matthew Coldren            Senior Vice President      None

Jeffrey Coron              Senior Vice President      None

Maureen O'Neill            Senior Vice President      None

Susannah Wardly            Senior Vice President      None

Christopher Mullahy        Senior Vice President      None

Caren Leedom               Senior Vice President      None

Dan Lynch                  Senior Vice President      None

Peter Martin               Senior Vice President      None

Thomas Nelson              Senior Vice President      None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c) Not applicable.

Item 28.  Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a) For all series of Registrant:

    (i)   Natixis Funds Trust I
          399 Boylston Street
          Boston, MA 02116

    (ii)  Boston Financial Data Services, Inc.
          2 Heritage Drive, 4th Floor
          North Quincy, MA 02171

    (iii) Natixis Distributors, L.P.
          399 Boylston Street
          Boston, Massachusetts 02116

    (iv) Natixis Asset Management Advisors, L.P.
         399 Boylston Street
         Boston, Massachusetts 02116
         (excluding CGM Advisor Targeted Equity Fund and
         Loomis Sayles Core Plus Bond Fund)

    (v)  State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110

(b) For CGM Advisor Targeted Equity Fund:
         Capital Growth Management Limited Partnership
         One International Place
         Boston, Massachusetts 02110

(c) For the series of the Registrant managed by Harris Associates:
         Harris Associates L.P.
         Two North LaSalle Street
         Chicago, Illinois 60602

(d) For the series of the Registrant managed by BlackRock:
         BlackRock Investment Management, LLC
         800 Scudders Mill Road
         Plainsboro, New Jersey 08536

(e) For the series of the Registrant managed by Loomis Sayles:
         Loomis, Sayles & Company, L.P.
         One Financial Center
         Boston, Massachusetts 02111

(f) For the series of the Registrant managed by Vaughan Nelson:
         Vaughan Nelson Investment Management, L.P.
         600 Travis Street
         Suite 6300
         Houston, Texas 77002

(g) For the series of the Registrant managed by Westpeak Global Advisors, L.P.:
         Westpeak Global Advisors, L.P.
         1470 Walnut Street
         Boulder, Colorado 80302

(h) For the series of the Registrant managed by Hansberger:
         Hansberger Global Investors, Inc.
         401 East Las Olas Boulevard, Suite 1700
         Fort Lauderdale, Florida 33301

(i) For the series of the Registrant managed by AEW:
         AEW Management and Advisors, L.P.
         World Trade Center East
         Two Seaport Lane
         Boston, Massachusetts 02210

Item 29.  Management Services

   None.

Item 30.  Undertakings

(a) The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                             NATIXIS FUNDS TRUST I
                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 72 to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 72 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 28th day of January, 2008.

                                              NATIXIS FUNDS TRUST I

                                              By: /s/ John T. Hailer
                                                  ------------------------------
                                                  John T. Hailer
                                                  Chief Executive Officer

   Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                               Title                    Date
---------                   -----------------------------  ----------------

/s/ Michael Kardok          Treasurer                      January 28, 2008
---------------------------
Michael Kardok

/s/ Graham T. Allison, Jr.* Trustee                        January 28, 2008
---------------------------
Graham T. Allison, Jr.

/s/ Charles D. Baker*       Trustee                        January 28, 2008
---------------------------
Charles D. Baker

/s/ Edward A. Benjamin*     Trustee                        January 28, 2008
---------------------------
Edward A. Benjamin

/s/ Robert J. Blanding*     Trustee                        January 28, 2008
---------------------------
Robert J. Blanding

/s/ Daniel M. Cain*         Trustee                        January 28, 2008
---------------------------
Daniel M. Cain

/s/ John T. Hailer          Trustee, President, Chief      January 28, 2008
--------------------------- Executive Officer
John T. Hailer

/s/ Jonathan P. Mason*      Trustee                        January 28, 2008
---------------------------
Jonathan P. Mason

/s/ Sandra O. Moose*        Trustee, Chairperson of the    January 28, 2008
--------------------------- Board
Sandra O. Moose

/s/ Cynthia L. Walker*      Trustee                        January 28, 2008
---------------------------
Cynthia L. Walker

                                             *By: /s/Coleen Downs Dinneen
                                                  ------------------------------
                                                  Coleen Downs Dinneen
                                                  Attorney-In-Fact **/***/****
                                                  January 28, 2008

** Powers of Attorney for Graham T. Allison, Jr., Edward A. Benjamin, Robert J.
   Blanding, Daniel M. Cain, Richard Darman and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 58 to the Registration Statement filed on December 2, 2004.

***Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

****Power of Attorney for Jonathan P. Mason is incorporated by reference to exhibit (q)(3) to PEA No. 67 to the Registration Statement filed on April 27, 2007.

                             Natixis Funds Trust I

                                 Exhibit Index

Exhibits for Item 23 of Form N1-A


Exhibit                                Exhibit Description
-------            -----------------------------------------------------------

Exhibit (a)(1)(ii) First Amendment to the Natixis Funds Trust I Third
                   Declaration of Trust

Exhibit (e)(8)     Form of Dealer Agreement

Exhibit (h)(3)(i)  Natixis Funds - expense cap agreement letter (9/30 FYE
                   Funds)

Exhibit (h)(3)(ii) Form of Natixis Funds expense cap agreement letter (9/30
                   FYE Funds)

Exhibit (h)(4)(i)  Loomis Funds - expense cap agreement letter

Exhibit (h)(4)(ii) Form of Loomis Funds expense cap agreement letter

Exhibit (h)(5)     Natixis Funds expense cap agreement (12/31 FYE Funds)

Exhibit (h)(11)    Fifth Amend to the Administrative Services Agreement

Exhibit (h)(12)    Administrative Fee Waiver

Exhibit (j)        Consent of PricewaterhouseCoopers